JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited)

Investments	Shares (000)		Value ($000)
LONG POSITIONS — 102.2%
COMMON STOCKS — 52.1%
Australia — 1.2%
Afterpay Ltd.*	6		287
AGL Energy Ltd.	18		209
AMP Ltd.*	95		99
Ampol Ltd.	7		129
APA Group	33		256
Aristocrat Leisure Ltd.	16		298
ASX Ltd.	5		315
Aurizon Holdings Ltd.	54		172
AusNet Services	52		66
Australia & New Zealand Banking Group Ltd.	78		996
BHP Group Ltd.	81		2,145
BHP Group plc	341		7,367
BlueScope Steel Ltd.	14		112
Brambles Ltd.	43		330
CIMIC Group Ltd.	3		41
Coca-Cola Amatil Ltd.	14		82
Cochlear Ltd.	2		242
Coles Group Ltd.	37		478
Commonwealth Bank of Australia	49		2,490
Computershare Ltd.	13		129
Crown Resorts Ltd.	10		66
CSL Ltd.	13		2,441
Dexus, REIT	30		184
Evolution Mining Ltd.	45		191
Fortescue Metals Group Ltd.	47		583
Glencore plc*	276		632
Goodman Group, REIT	46		553
GPT Group (The), REIT	54		149
Insurance Australia Group Ltd.	64		233
Lendlease Corp. Ltd.	18		149
Macquarie Group Ltd.	9		818
Magellan Financial Group Ltd.	4		153
Medibank Pvt Ltd.	76		152
Mirvac Group, REIT	109		162
National Australia Bank Ltd.	88		1,103
Newcrest Mining Ltd.	22		569
Northern Star Resources Ltd.	20		232
Oil Search Ltd.	617		1,274
Orica Ltd.	11		139
Origin Energy Ltd.	48		185
Qantas Airways Ltd.	25		58
QBE Insurance Group Ltd.	40		281
Ramsay Health Care Ltd.	5		219
REA Group Ltd.	1		112
Rio Tinto Ltd.	10		751
Rio Tinto plc	134		8,164
Santos Ltd.	49		183
Scentre Group, REIT	145		210
SEEK Ltd.	9		142
Sonic Healthcare Ltd.	12		286
South32 Ltd.	135		199
Stockland, REIT	66		149
Suncorp Group Ltd.	35		213
Sydney Airport	31		115
Tabcorp Holdings Ltd.	56		142
Telstra Corp. Ltd.	115		276
TPG Telecom Ltd.*	10		59
Transurban Group	76		748
Treasury Wine Estates Ltd.	20		153
Vicinity Centres, REIT	107		99
Washington H Soul Pattinson & Co. Ltd.	3		43
Wesfarmers Ltd.	31		1,042
Westpac Banking Corp.	100		1,199
WiseTech Global Ltd.	4		58
Woodside Petroleum Ltd.	26		371
Woolworths Group Ltd.	35		966

			42,449

Austria — 0.2%
ANDRITZ AG	2		68
BAWAG Group AG(a)	17		616
Erste Group Bank AG	242		5,417
OMV AG*	33		1,045
Raiffeisen Bank International AG*	4		70
Verbund AG	2		99
voestalpine AG	3		71
Wienerberger AG*	15		346

			7,732

Belgium — 0.2%
Ageas SA	5		185
Anheuser-Busch InBev SA/NV	21		1,144
Colruyt SA	2		89
Elia Group SA/NV	1		93
Galapagos NV*	1		216
Groupe Bruxelles Lambert SA	3		280
KBC Group NV	74		4,218
Proximus SADP	4		87
Sofina SA	—	(b)	120
Solvay SA	2		159
Telenet Group Holding NV	1		49
UCB SA	3		449
Umicore SA	5		257

			7,346

Brazil — 0.3%
Gerdau SA, ADR(c)	569		1,901
Itau Unibanco Holding SA (Preference)	338		1,745
Localiza Rent a Car SA*	137		1,339
Lojas Renner SA*	272		2,138
Magazine Luiza SA	117		1,807
Pagseguro Digital Ltd., Class A*	35		1,342
Raia Drogasil SA	57		1,357

			11,629

Canada — 0.6%
Advanz Pharma Corp. Ltd.*	17		56
Alimentation Couche-Tard, Inc., Class B	139		4,823
Canadian National Railway Co.	53		5,224
Canadian Pacific Railway Ltd.	17		4,629
Canadian Pacific Railway Ltd.	12		3,264
Fairfax Financial Holdings Ltd.	4		1,229
Toronto-Dominion Bank (The)	93		4,130

			23,355

Chile — 0.0%(d)
Antofagasta plc	11		145

China — 4.1%
51job, Inc., ADR*(c)	25		1,729

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Alibaba Group Holding Ltd., ADR*	151		37,976
BeiGene Ltd., ADR*	1		223
BOC Hong Kong Holdings Ltd.	102		284
BOE Technology Group Co. Ltd., Class A	2,299		1,536
Budweiser Brewing Co. APAC Ltd.(a)	670		2,431
China Construction Bank Corp., Class H	2,633		1,920
China Gas Holdings Ltd.	329		991
China Lesso Group Holdings Ltd.	1,144		2,213
China Merchants Bank Co. Ltd., Class H	701		3,269
China Mobile Ltd.	269		1,833
China Molybdenum Co. Ltd., Class H	3,111		1,264
China Oilfield Services Ltd., Class H	1,142		891
China Overseas Land & Investment Ltd.	552		1,682
China Vanke Co. Ltd., Class H	385		1,213
CNOOC Ltd.	2,395		2,528
Foshan Haitian Flavouring & Food Co. Ltd., Class A	85		1,821
Hangzhou Robam Appliances Co. Ltd., Class A	380		2,083
Hangzhou Tigermed Consulting Co. Ltd., Class H*(a)	11		143
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	197		1,031
JD.com, Inc., ADR*	71		4,559
Jiangsu Hengrui Medicine Co. Ltd., Class A	167		2,258
Kingdee International Software Group Co. Ltd.*	846		2,340
Kingsoft Corp. Ltd.	299		1,524
Kweichow Moutai Co. Ltd., Class A	9		2,048
Luxshare Precision Industry Co. Ltd., Class A	259		2,179
Meituan Dianping, Class B*(a)	56		1,388
NetEase, Inc., ADR	7		3,033
New Oriental Education & Technology Group, Inc., ADR*	10		1,413
Ping An Bank Co. Ltd., Class A	1,598		3,048
Ping An Insurance Group Co. of China Ltd., Class H	1,330		14,028
Prosus NV*	21		2,080
Shenzhou International Group Holdings Ltd.	79		945
Silergy Corp.	20		1,200
Sunny Optical Technology Group Co. Ltd.	70		1,320
Suofeiya Home Collection Co. Ltd., Class A	794		2,607
Tencent Holdings Ltd.	455		31,226
Wilmar International Ltd.	53		180
Wuxi Biologics Cayman, Inc.*(a)	166		3,427
Yangzijiang Shipbuilding Holdings Ltd.	71		48
Yum China Holdings, Inc.	25		1,294
Zhejiang Chint Electrics Co. Ltd., Class A	269		1,222

			150,428

Denmark — 0.7%
Ambu A/S, Class B	5		158
AP Moller - Maersk A/S, Class A	—	(b)	107
AP Moller - Maersk A/S, Class B	—	(b)	232
Carlsberg A/S, Class B	28		4,138
Chr Hansen Holding A/S(c)	3		333
Coloplast A/S, Class B	3		561
Danske Bank A/S*(c)	19		309
Demant A/S*(c)	3		95
DSV Panalpina A/S	6		800
Genmab A/S*	2		619
GN Store Nord A/S	4		218
H Lundbeck A/S(c)	2		70
Novo Nordisk A/S, Class B	209		13,713
Novozymes A/S, Class B	6		353
Orsted A/S(a)	25		3,496
Pandora A/S	3		176
Royal Unibrew A/S*	4		407
Tryg A/S	3		98
Vestas Wind Systems A/S(c)	6		705

			26,588

Finland — 0.3%
Cargotec OYJ, Class B	9		262
Elisa OYJ	4		233
Fortum OYJ	12		249
Kone OYJ, Class B	70		5,546
Neste OYJ	32		1,455
Nokia OYJ	156		750
Nordea Bank Abp	90		692
Orion OYJ, Class B	3		127
Sampo OYJ, Class A	13		471
Stora Enso OYJ, Class R	16		202
UPM-Kymmene OYJ	15		394
Wartsila OYJ Abp	12		103

			10,484

France — 2.7%
Accor SA*	5		132
Aeroports de Paris	1		77
Air Liquide SA	13		2,152
Airbus SE*(c)	61		4,452
Alstom SA*	60		3,363
Amundi SA*(a)	2		128
Arkema SA	2		198
Atos SE*	9		769
AXA SA	53		1,073
BioMerieux	1		185
BNP Paribas SA*	95		3,822
Bollore SA	24		82
Bouygues SA	6		223
Bureau Veritas SA*	8		179
Capgemini SE	39		5,027
Carrefour SA	17		266
Casino Guichard Perrachon SA*(c)	1		33
Cie de Saint-Gobain*	14		529
Cie Generale des Etablissements Michelin SCA	5		486
CNP Assurances*	5		58
Covivio, REIT	1		95
Credit Agricole SA*	106		1,016
Danone SA	17		1,143
Dassault Aviation SA*(c)	—	(b)	57
Dassault Systemes SE	4		662
Edenred	7		334

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Eiffage SA*	8		681
Electricite de France SA	17		174
Engie SA*	51		673
EssilorLuxottica SA*	8		1,048
Eurazeo SE*	1		57
Faurecia SE*	2		81
Gecina SA, REIT	1		164
Getlink SE*	12		183
Hermes International	1		710
ICADE, REIT	1		54
Iliad SA(c)	—	(b)	80
Ingenico Group SA*	2		271
Ipsen SA	1		100
JCDecaux SA*	2		40
Kering SA	4		2,052
Klepierre SA, REIT	5		94
La Francaise des Jeux SAEM(a)	9		342
Legrand SA	7		571
L’Oreal SA	7		2,331
LVMH Moet Hennessy Louis Vuitton SE	34		14,913
Natixis SA*	26		64
Orange SA	55		647
Orpea*(c)	1		182
Pernod Ricard SA	6		1,009
Peugeot SA*	51		812
Publicis Groupe SA	18		561
Remy Cointreau SA(c)	1		100
Renault SA*	5		126
Safran SA*	103		10,927
Sanofi	47		4,968
Sartorius Stedim Biotech	1		239
Schneider Electric SE	134		15,310
SCOR SE*	4		113
SEB SA	1		104
Societe Generale SA*	22		345
Sodexo SA	2		169
SPIE SA	21		343
Suez SA	10		126
Teleperformance	2		475
Thales SA(c)	3		213
TOTAL SE	94		3,572
Ubisoft Entertainment SA*	3		209
Unibail-Rodamco-Westfield, REIT(c)	4		201
Valeo SA	6		163
Veolia Environnement SA	15		341
Vinci SA	54		4,616
Vivendi SA	23		608
Wendel SE	1		70
Worldline SA*(a)	4		326

			98,099

Germany — 2.3%
adidas AG*	20		5,590
Allianz SE (Registered)	75		15,520
Aroundtown SA*	32		192
BASF SE	25		1,401
Bayer AG (Registered)	39		2,600
Bayerische Motoren Werke AG	9		585
Bayerische Motoren Werke AG (Preference)	2		80
Beiersdorf AG	3		333
Brenntag AG	4		264
Carl Zeiss Meditec AG	1		116
Commerzbank AG*	28		142
Continental AG	3		294
Covestro AG(a)	5		187
Daimler AG (Registered)	24		1,035
Delivery Hero SE*(a)	58		6,678
Deutsche Bank AG (Registered)*(c)	54		488
Deutsche Boerse AG	21		3,766
Deutsche Lufthansa AG (Registered)*(c)	8		72
Deutsche Post AG (Registered)	54		2,186
Deutsche Telekom AG (Registered)	151		2,519
Deutsche Wohnen SE	9		460
DWS Group GmbH & Co. KGaA*(a)	17		644
E.ON SE	62		729
Evonik Industries AG	6		157
Fraport AG Frankfurt Airport Services Worldwide*	1		45
Fresenius Medical Care AG & Co. KGaA	6		519
Fresenius SE & Co. KGaA	12		577
FUCHS PETROLUB SE (Preference)	2		84
GEA Group AG	28		1,009
Hannover Rueck SE	2		282
HeidelbergCement AG	4		228
HelloFresh SE*	17		948
Henkel AG & Co. KGaA	3		249
Henkel AG & Co. KGaA (Preference)	5		484
HOCHTIEF AG	1		56
Infineon Technologies AG	35		882
KION Group AG	2		137
Knorr-Bremse AG	1		157
LANXESS AG	2		119
LEG Immobilien AG	2		266
Merck KGaA	4		457
METRO AG	5		45
MTU Aero Engines AG	1		254
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	4		1,058
Nemetschek SE	2		117
Porsche Automobil Holding SE (Preference)*	4		240
Puma SE*	2		179
RWE AG	16		609
SAP SE	80		12,612
Sartorius AG (Preference)	1		378
Schaeffler AG (Preference)	84		614
Scout24 AG(a)	3		259
Siemens AG (Registered)	21		2,696
Siemens Healthineers AG(a)	4		216
Symrise AG	4		445
TeamViewer AG*(a)	4		194
Telefonica Deutschland Holding AG	29		79
thyssenkrupp AG*(c)	11		87
Uniper SE	5		189
United Internet AG (Registered)	3		129
Volkswagen AG	1		140
Volkswagen AG (Preference)	25		3,645
Vonovia SE	84		5,440
Zalando SE*(a)	13		910

			83,072

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Hong Kong — 0.8%
AIA Group Ltd.	1,598		14,407
ASM Pacific Technology Ltd.	8		95
Bank of East Asia Ltd. (The)	36		83
CK Asset Holdings Ltd.	72		399
CK Infrastructure Holdings Ltd.	18		94
CLP Holdings Ltd.	46		430
Dairy Farm International Holdings Ltd.	9		40
Hang Lung Properties Ltd.	55		135
Hang Seng Bank Ltd.	21		334
Henderson Land Development Co. Ltd.	41		154
HK Electric Investments & HK Electric Investments Ltd.(a)	73		76
HKT Trust & HKT Ltd.	104		153
Hong Kong & China Gas Co. Ltd.	295		423
Hong Kong Exchanges & Clearing Ltd.	86		4,085
Hongkong Land Holdings Ltd.	32		123
Jardine Matheson Holdings Ltd.	6		245
Jardine Strategic Holdings Ltd.	6		125
Kerry Properties Ltd.	19		44
Link, REIT	57		444
Melco Resorts & Entertainment Ltd., ADR	6		99
MTR Corp. Ltd.	43		211
New World Development Co. Ltd.	43		208
NWS Holdings Ltd.	43		33
PCCW Ltd.	117		66
Power Assets Holdings Ltd.	39		214
Sino Land Co. Ltd.	86		104
Sun Hung Kai Properties Ltd.	36		438
Swire Pacific Ltd., Class A	14		69
Swire Properties Ltd.(c)	32		74
Techtronic Industries Co. Ltd.	218		2,280
Vitasoy International Holdings Ltd.	364		1,384
WH Group Ltd.(a)	265		236
Wharf Real Estate Investment Co. Ltd.	47		166

			27,471

Hungary — 0.0%(d)
OTP Bank Nyrt.*	42		1,508

India — 0.4%
HDFC Bank Ltd., ADR*	284		13,269
ICICI Bank Ltd., ADR*	255		2,391

			15,660

Indonesia — 0.3%
Bank Central Asia Tbk. PT	3,727		7,982
Telekomunikasi Indonesia Persero Tbk. PT	5,713		1,192

			9,174

Ireland — 0.1%
AerCap Holdings NV*	4		98
CRH plc	22		791
Flutter Entertainment plc	4		647
Kerry Group plc, Class A	4		522
Kerry Group plc, Class A	—	(b)	59
Kingspan Group plc	4		274
Kingspan Group plc	—	(b)	31
Ryanair Holdings plc, ADR*	39		2,888
Smurfit Kappa Group plc	6		211

			5,521

Israel — 0.1%
Azrieli Group Ltd.	1		57
Bank Hapoalim BM	31		189
Bank Leumi Le-Israel BM	41		205
Check Point Software Technologies Ltd.*(c)	3		403
Elbit Systems Ltd.	1		104
ICL Group Ltd.	19		61
Isracard Ltd.	—	(b)	—	(b)
Israel Discount Bank Ltd., Class A	32		99
Mizrahi Tefahot Bank Ltd.	4		82
Nice Ltd.*	2		353
Teva Pharmaceutical Industries Ltd., ADR*	30		349
Wix.com Ltd.*	1		411

			2,313

Italy — 0.3%
Assicurazioni Generali SpA	30		456
Atlantia SpA*(c)	14		220
Davide Campari-Milano NV	16		162
DiaSorin SpA	1		137
Enel SpA	397		3,637
Eni SpA	70		627
Falck Renewables SpA	63		413
Ferrari NV	3		623
FinecoBank Banca Fineco SpA*	17		246
GVS SpA*(a)	40		524
Infrastrutture Wireless Italiane SpA(a)	7		67
Intesa Sanpaolo SpA*	412		839
Leonardo SpA	11		72
Mediobanca Banca di Credito Finanziario SpA	17		139
Moncler SpA*	5		207
Nexi SpA*(a)	52		940
Pirelli & C SpA*(a)	11		44
Poste Italiane SpA(a)	56		511
Prysmian SpA	7		171
Recordati SpA	3		155
Snam SpA(c)	56		300
Telecom Italia SpA(c)	231		94
Telecom Italia SpA	167		67
Terna Rete Elettrica Nazionale SpA	39		290
UniCredit SpA*	59		538

			11,479

Japan — 3.1%
ABC-Mart, Inc.	1		53
Acom Co. Ltd.	11		39
Advantest Corp.	6		306
Aeon Co. Ltd.	18		428
Aeon Mall Co. Ltd.	3		33
AGC, Inc.	5		152
Air Water, Inc.	5		65
Aisin Seiki Co. Ltd.	4		127
Ajinomoto Co., Inc.	13		235
Alfresa Holdings Corp.	5		104
Amada Co. Ltd.	9		62
ANA Holdings, Inc.*	3		66
Aozora Bank Ltd.	3		51
Asahi Group Holdings Ltd.	11		345

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Asahi Intecc Co. Ltd.	5		151
Asahi Kasei Corp.	35		250
Astellas Pharma, Inc.	52		803
Bandai Namco Holdings, Inc.	6		304
Bank of Kyoto Ltd. (The)	2		55
Benesse Holdings, Inc.	2		52
Bridgestone Corp.	15		439
Brother Industries Ltd.	6		96
Calbee, Inc.	2		76
Canon, Inc.	28		446
Casio Computer Co. Ltd.	5		85
Central Japan Railway Co.	4		473
Chiba Bank Ltd. (The)	15		67
Chubu Electric Power Co., Inc.	18		213
Chugai Pharmaceutical Co. Ltd.	19		840
Chugoku Electric Power Co., Inc. (The)	8		99
Coca-Cola Bottlers Japan Holdings, Inc.	3		51
Concordia Financial Group Ltd.	29		87
Cosmos Pharmaceutical Corp.	1		110
CyberAgent, Inc.	3		153
Dai Nippon Printing Co. Ltd.	7		148
Daicel Corp.	7		46
Daifuku Co. Ltd.	3		264
Dai-ichi Life Holdings, Inc.	30		352
Daiichi Sankyo Co. Ltd.	16		1,380
Daikin Industries Ltd.	7		1,196
Daito Trust Construction Co. Ltd.	2		133
Daiwa House Industry Co. Ltd.	16		346
Daiwa House REIT Investment Corp., REIT	—	(b)	140
Daiwa Securities Group, Inc.	40		178
Denso Corp.	12		444
Dentsu Group, Inc.	6		132
Disco Corp.	1		194
East Japan Railway Co.	8		478
Eisai Co. Ltd.	7		565
Electric Power Development Co. Ltd.	4		50
ENEOS Holdings, Inc.	85		297
FamilyMart Co. Ltd.	7		159
FANUC Corp.	5		911
Fast Retailing Co. Ltd.	2		851
Fuji Electric Co. Ltd.	4		98
FUJIFILM Holdings Corp.	10		447
Fujitsu Ltd.	6		736
Fukuoka Financial Group, Inc.	5		68
GLP J-REIT, REIT	—	(b)	167
GMO Payment Gateway, Inc.	1		115
Hakuhodo DY Holdings, Inc.	6		70
Hamamatsu Photonics KK	4		165
Hankyu Hanshin Holdings, Inc.	6		183
Hikari Tsushin, Inc.	1		130
Hino Motors Ltd.	8		46
Hirose Electric Co. Ltd.	1		105
Hisamitsu Pharmaceutical Co., Inc.	1		61
Hitachi Construction Machinery Co. Ltd.	3		84
Hitachi Ltd.	27		803
Hitachi Metals Ltd.	6		78
Honda Motor Co. Ltd.	45		1,100
Hoshizaki Corp.	1		107
Hoya Corp.	11		1,035
Hulic Co. Ltd.	8		71
Idemitsu Kosan Co. Ltd.	5		112
Iida Group Holdings Co. Ltd.	4		62
Inpex Corp.	28		162
Isetan Mitsukoshi Holdings Ltd.	9		42
Isuzu Motors Ltd.	15		125
Ito En Ltd.	2		89
ITOCHU Corp.	37		818
Itochu Techno-Solutions Corp.	3		110
Japan Airlines Co. Ltd.	3		50
Japan Airport Terminal Co. Ltd.	1		48
Japan Exchange Group, Inc.	14		332
Japan Post Bank Co. Ltd.	11		84
Japan Post Holdings Co. Ltd.	44		298
Japan Post Insurance Co. Ltd.	6		84
Japan Prime Realty Investment Corp., REIT	—	(b)	55
Japan Real Estate Investment Corp., REIT	—	(b)	184
Japan Retail Fund Investment Corp., REIT	—	(b)	87
Japan Tobacco, Inc.	33		567
JFE Holdings, Inc.	14		89
JGC Holdings Corp.	6		62
JSR Corp.	6		122
JTEKT Corp.	6		38
Kajima Corp.	13		137
Kakaku.com, Inc.	4		89
Kamigumi Co. Ltd.	3		49
Kansai Electric Power Co., Inc. (The)	19		185
Kansai Paint Co. Ltd.	5		94
Kao Corp.	13		972
Kawasaki Heavy Industries Ltd.	4		55
KDDI Corp.	46		1,447
Keihan Holdings Co. Ltd.	3		106
Keikyu Corp.	6		81
Keio Corp.	3		140
Keisei Electric Railway Co. Ltd.	4		86
Keyence Corp.	17		7,253
Kikkoman Corp.	4		183
Kintetsu Group Holdings Co. Ltd.	5		187
Kirin Holdings Co. Ltd.	23		439
Kobayashi Pharmaceutical Co. Ltd.	1		116
Kobe Bussan Co. Ltd.	2		105
Koito Manufacturing Co. Ltd.	3		110
Komatsu Ltd.	24		477
Konami Holdings Corp.	3		76
Kose Corp.	1		101
Kubota Corp.	29		409
Kuraray Co. Ltd.	9		87
Kurita Water Industries Ltd.	3		73
Kyocera Corp.	9		496
Kyowa Kirin Co. Ltd.	7		183
Kyushu Electric Power Co., Inc.	10		87
Kyushu Railway Co.	4		83
Lasertec Corp.	2		177
Lawson, Inc.	1		70
LINE Corp.*	2		85
Lion Corp.	6		161
LIXIL Group Corp.	7		99
M3, Inc.	12		621

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Makita Corp.	6		234
Marubeni Corp.	46		210
Marui Group Co. Ltd.	5		77
Maruichi Steel Tube Ltd.	2		38
Mazda Motor Corp.	16		91
McDonald’s Holdings Co. Japan Ltd.	2		86
Mebuki Financial Group, Inc.	26		58
Medipal Holdings Corp.	5		92
MEIJI Holdings Co. Ltd.	3		243
Mercari, Inc.*	2		93
MINEBEA MITSUMI, Inc.	10		166
MISUMI Group, Inc.	8		185
Mitsubishi Chemical Holdings Corp.	35		190
Mitsubishi Corp.	37		754
Mitsubishi Electric Corp.	51		659
Mitsubishi Estate Co. Ltd.	33		470
Mitsubishi Gas Chemical Co., Inc.	4		70
Mitsubishi Heavy Industries Ltd.	9		207
Mitsubishi Materials Corp.	3		63
Mitsubishi Motors Corp.	19		36
Mitsubishi UFJ Financial Group, Inc.	338		1,267
Mitsubishi UFJ Lease & Finance Co. Ltd.	11		48
Mitsui & Co. Ltd.	46		685
Mitsui Chemicals, Inc.	5		97
Mitsui Fudosan Co. Ltd.	26		403
Miura Co. Ltd.	3		95
Mizuho Financial Group, Inc.	667		813
MonotaRO Co. Ltd.	3		145
MS&AD Insurance Group Holdings, Inc.	12		309
Murata Manufacturing Co. Ltd.	16		1,021
Nabtesco Corp.	3		94
Nagoya Railroad Co. Ltd.	5		132
NEC Corp.	7		381
Nexon Co. Ltd.	13		342
NGK Insulators Ltd.	7		91
NGK Spark Plug Co. Ltd.	4		58
NH Foods Ltd.	2		97
Nidec Corp.	12		985
Nihon M&A Center, Inc.	4		200
Nikon Corp.	8		59
Nintendo Co. Ltd.	3		1,363
Nippon Building Fund, Inc., REIT	—	(b)	196
Nippon Express Co. Ltd.	2		100
Nippon Paint Holdings Co. Ltd.	4		274
Nippon Prologis REIT, Inc., REIT	—	(b)	197
Nippon Shinyaku Co. Ltd.	1		101
Nippon Steel Corp.	22		184
Nippon Telegraph & Telephone Corp.	189		4,387
Nippon Yusen KK	4		56
Nissan Chemical Corp.	3		180
Nissan Motor Co. Ltd.	64		220
Nisshin Seifun Group, Inc.	5		83
Nissin Foods Holdings Co. Ltd.	2		163
Nitori Holdings Co. Ltd.	2		504
Nitto Denko Corp.	4		249
Nomura Holdings, Inc.	87		409
Nomura Real Estate Holdings, Inc.	3		51
Nomura Real Estate Master Fund, Inc., REIT	—	(b)	146
Nomura Research Institute Ltd.	9		232
NSK Ltd.	10		67
NTT Data Corp.	18		199
NTT DOCOMO, Inc.	32		889
Obayashi Corp.	18		161
Obic Co. Ltd.	2		359
Odakyu Electric Railway Co. Ltd.	8		172
Oji Holdings Corp.	24		100
Olympus Corp.	32		581
Omron Corp.	5		375
Ono Pharmaceutical Co. Ltd.	10		289
Oracle Corp.	1		132
Oriental Land Co. Ltd.	6		676
ORIX Corp.	37		397
Orix JREIT, Inc., REIT	—	(b)	93
Osaka Gas Co. Ltd.	10		191
Otsuka Corp.	3		146
Otsuka Holdings Co. Ltd.	11		444
Pan Pacific International Holdings Corp.	11		256
Panasonic Corp.	61		529
Park24 Co. Ltd.	3		41
PeptiDream, Inc.*	3		101
Persol Holdings Co. Ltd.	5		62
Pigeon Corp.	3		120
Pola Orbis Holdings, Inc.	2		37
Rakuten, Inc.	24		219
Recruit Holdings Co. Ltd.	35		1,098
Renesas Electronics Corp.*	21		117
Resona Holdings, Inc.	58		189
Ricoh Co. Ltd.	19		120
Rinnai Corp.	1		82
Rohm Co. Ltd.	3		161
Ryohin Keikaku Co. Ltd.	7		80
Santen Pharmaceutical Co. Ltd.	10		169
SBI Holdings, Inc.	7		139
SCSK Corp.	1		71
Secom Co. Ltd.	6		510
Sega Sammy Holdings, Inc.	5		53
Seibu Holdings, Inc.	6		53
Seiko Epson Corp.	8		82
Sekisui Chemical Co. Ltd.	10		137
Sekisui House Ltd.	17		314
Seven & i Holdings Co. Ltd.	21		629
Seven Bank Ltd.	16		40
SG Holdings Co. Ltd.	5		165
Sharp Corp.	6		58
Shimadzu Corp.	6		158
Shimamura Co. Ltd.	1		49
Shimano, Inc.	2		456
Shimizu Corp.	15		110
Shin-Etsu Chemical Co. Ltd.	10		1,147
Shinsei Bank Ltd.	4		47
Shionogi & Co. Ltd.	7		440
Shiseido Co. Ltd.	11		613
Shizuoka Bank Ltd. (The)	12		76
Showa Denko KK	4		79
SMC Corp.	9		4,782
Softbank Corp.	53		709
SoftBank Group Corp.	43		2,737
Sohgo Security Services Co. Ltd.	2		90
Sompo Holdings, Inc.	9		303
Sony Corp.	111		8,632

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Square Enix Holdings Co. Ltd.	3		140
Stanley Electric Co. Ltd.	4		89
Subaru Corp.	17		323
SUMCO Corp.	7		112
Sumitomo Chemical Co. Ltd.	41		119
Sumitomo Corp.	33		365
Sumitomo Dainippon Pharma Co. Ltd.	5		62
Sumitomo Electric Industries Ltd.	21		233
Sumitomo Heavy Industries Ltd.	3		58
Sumitomo Metal Mining Co. Ltd.	7		195
Sumitomo Mitsui Financial Group, Inc.	36		959
Sumitomo Mitsui Trust Holdings, Inc.	9		239
Sumitomo Realty & Development Co. Ltd.	9		219
Sumitomo Rubber Industries Ltd.	5		39
Sundrug Co. Ltd.	2		68
Suntory Beverage & Food Ltd.	4		143
Suzuken Co. Ltd.	2		68
Suzuki Motor Corp.	10		331
Sysmex Corp.	5		354
T&D Holdings, Inc.	15		122
Taiheiyo Cement Corp.	3		74
Taisei Corp.	5		182
Taisho Pharmaceutical Holdings Co. Ltd.	1		51
Taiyo Nippon Sanso Corp.	4		66
Takeda Pharmaceutical Co. Ltd.	44		1,581
TDK Corp.	4		401
Teijin Ltd.	5		72
Terumo Corp.	18		673
THK Co. Ltd.	3		80
TIS, Inc.	6		131
Tobu Railway Co. Ltd.	5		148
Toho Co. Ltd.	3		89
Toho Gas Co. Ltd.	2		87
Tohoku Electric Power Co., Inc.	12		111
Tokio Marine Holdings, Inc.	18		743
Tokyo Century Corp.	1		67
Tokyo Electric Power Co. Holdings, Inc.*	40		107
Tokyo Electron Ltd.	4		1,162
Tokyo Gas Co. Ltd.	10		221
Tokyu Corp.	14		155
Tokyu Fudosan Holdings Corp.	17		65
Toppan Printing Co. Ltd.	7		109
Toray Industries, Inc.	38		166
Toshiba Corp.	11		327
Tosoh Corp.	7		97
TOTO Ltd.	4		151
Toyo Suisan Kaisha Ltd.	3		152
Toyoda Gosei Co. Ltd.	2		35
Toyota Industries Corp.	4		203
Toyota Motor Corp.	122		7,266
Toyota Tsusho Corp.	6		147
Trend Micro, Inc.	4		211
Tsuruha Holdings, Inc.	1		139
Unicharm Corp.	11		498
United Urban Investment Corp., REIT	—	(b)	80
USS Co. Ltd.	6		89
Welcia Holdings Co. Ltd.	1		119
West Japan Railway Co.	5		194
Yakult Honsha Co. Ltd.	3		194
Yamada Denki Co. Ltd.	20		87
Yamaha Corp.	4		175
Yamaha Motor Co. Ltd.	8		114
Yamato Holdings Co. Ltd.	9		222
Yamazaki Baking Co. Ltd.	3		57
Yaskawa Electric Corp.	7		223
Yokogawa Electric Corp.	6		98
Yokohama Rubber Co. Ltd. (The)	3		42
Z Holdings Corp.	73		390
ZOZO, Inc.	3		81

			113,528

Jordan — 0.0%(d)
Hikma Pharmaceuticals plc	5		134

Luxembourg — 0.0%(d)
ArcelorMittal SA*	20		219
Eurofins Scientific SE*	—	(b)	239
SES SA, FDR	11		75
Tenaris SA(c)	13		77

			610

Macau — 0.1%
Galaxy Entertainment Group Ltd.	59		402
Sands China Ltd.	404		1,539
SJM Holdings Ltd.	54		61
Wynn Macau Ltd.	43		75

			2,077

Mexico — 0.2%
Grupo Aeroportuario del Pacifico SAB de CV, Class B(c)	159		1,069
Grupo Aeroportuario del Sureste SAB de CV, ADR*	10		961
Grupo Financiero Banorte SAB de CV, Class O*(c)	566		2,029
Grupo Mexico SAB de CV, Series B	549		1,391
Wal-Mart de Mexico SAB de CV	435		1,025

			6,475

Netherlands — 1.4%
ABN AMRO Bank NV, CVA(a)	12		97
Adyen NV*(a)	1		1,621
Aegon NV	49		145
Akzo Nobel NV	55		5,197
Altice Europe NV*	17		82
ASM International NV	13		1,951
ASML Holding NV	50		17,894
ASR Nederland NV	17		565
BE Semiconductor Industries NV	6		277
Euronext NV(a)	4		411
EXOR NV	3		168
Heineken Holding NV	3		275
Heineken NV	7		694
ING Groep NV	313		2,179
Just Eat Takeaway.com NV*(a)(c)	3		362
Koninklijke Ahold Delhaize NV	68		1,944
Koninklijke DSM NV	5		730
Koninklijke KPN NV(c)	99		260
Koninklijke Philips NV*	25		1,307
Koninklijke Vopak NV	2		106
NN Group NV	8		296
NXP Semiconductors NV	75		8,861

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)
Randstad NV*	3	159
Royal Dutch Shell plc, Class A	114	1,664
Royal Dutch Shell plc, Class B	103	1,446
Shop Apotheke Europe NV*(a)	4	627
Wolters Kluwer NV	8	595

		49,913

New Zealand — 0.0%(d)
a2 Milk Co. Ltd.*	20	284
Auckland International Airport Ltd.	34	143
Fisher & Paykel Healthcare Corp. Ltd.	16	381
Mercury NZ Ltd.	19	59
Meridian Energy Ltd.	35	115
Ryman Healthcare Ltd.	11	98
Spark New Zealand Ltd.	51	166

		1,246

Norway — 0.1%
DNB ASA	26	403
Equinor ASA	28	415
Gjensidige Forsikring ASA*	6	114
Kongsberg Gruppen ASA	22	330
Mowi ASA	12	221
Norsk Hydro ASA*	37	105
Orkla ASA	21	204
Scatec Solar ASA(a)	25	437
Schibsted ASA, Class B*	3	89
Telenor ASA	20	308
Yara International ASA	5	206

		2,832

Peru — 0.1%
Credicorp Ltd.	24	3,068

Poland — 0.1%
CD Projekt SA*	23	2,443
Dino Polska SA*(a)	26	1,466

		3,909

Portugal — 0.0%(d)
EDP - Energias de Portugal SA	77	386
Galp Energia SGPS SA	14	145
Jeronimo Martins SGPS SA	6	105

		636

Russia — 0.4%
Alrosa PJSC	1,273	1,174
Evraz plc	14	52
LUKOIL PJSC, ADR	43	2,941
Magnitogorsk Iron & Steel Works PJSC	2,090	1,128
Moscow Exchange MICEX-RTS PJSC	589	1,058
Moscow Exchange MICEX-RTS PJSC	222	399
Sberbank of Russia PJSC	808	2,421
Sberbank of Russia PJSC	271	811
Severstal PAO, GDR(a)	122	1,485
X5 Retail Group NV, GDR(a)	41	1,531

		13,000

Singapore — 0.1%
Ascendas, REIT	85	220
CapitaLand Commercial Trust, REIT	75	88
CapitaLand Ltd.	71	143
CapitaLand Mall Trust, REIT	71	99
City Developments Ltd.	13	75
DBS Group Holdings Ltd.	50	716
Genting Singapore Ltd.	167	90
Jardine Cycle & Carriage Ltd.	3	40
Keppel Corp. Ltd.	40	159
Mapletree Commercial Trust, REIT	59	80
Mapletree Logistics Trust, REIT	74	114
Oversea-Chinese Banking Corp. Ltd.	91	573
Singapore Airlines Ltd.	37	93
Singapore Exchange Ltd.	22	133
Singapore Technologies Engineering Ltd.	43	103
Singapore Telecommunications Ltd.	226	410
Suntec, REIT	54	53
United Overseas Bank Ltd.	33	458
UOL Group Ltd.	13	62
Venture Corp. Ltd.	8	101

		3,810

South Africa — 0.3%
Anglo American plc	34	822
Bid Corp. Ltd.	60	983
Bidvest Group Ltd. (The)	139	1,077
Capitec Bank Holdings Ltd.	44	2,300
Clicks Group Ltd.	165	2,202
Mr Price Group Ltd.	176	1,302
Naspers Ltd., Class N	14	2,474

		11,160

South Korea — 1.2%
Hana Financial Group, Inc.	61	1,515
Hanon Systems	203	1,700
KB Financial Group, Inc.	49	1,448
Kia Motors Corp.	34	1,143
Korea Electric Power Corp.*	48	767
LG Chem Ltd.	3	1,609
LG Household & Health Care Ltd.	1	1,104
Lotte Chemical Corp.	7	1,037
Mando Corp.	54	1,245
NCSoft Corp.	2	1,654
POSCO	11	1,848
Samsung Electronics Co. Ltd.	536	26,210
SK Hynix, Inc.	43	2,989
S-Oil Corp.	20	1,051

		45,320

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	8	174
Aena SME SA*(a)	2	243
Amadeus IT Group SA	12	596
Banco Bilbao Vizcaya Argentaria SA	184	574
Banco Santander SA	460	985
Bankinter SA	19	97
CaixaBank SA	99	214
Cellnex Telecom SA(a)	53	3,327
Enagas SA	7	174
Endesa SA	35	997
Ferrovial SA	13	328
Grifols SA	8	240
Iberdrola SA*	11	141
Iberdrola SA	853	11,026
Industria de Diseno Textil SA	102	2,702
Mapfre SA	30	54
Naturgy Energy Group SA	8	152

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Red Electrica Corp. SA	12		233
Repsol SA	41		324
Siemens Gamesa Renewable Energy SA	7		156
Telefonica SA	135		564

			23,301

Sweden — 0.9%
Alfa Laval AB*	9		206
Assa Abloy AB, Class B	28		612
Atlas Copco AB, Class A(c)	124		5,502
Atlas Copco AB, Class B	11		418
Boliden AB	8		207
Electrolux AB, Series B(c)	6		117
Embracer Group AB*(c)	25		396
Epiroc AB, Class A	18		255
Epiroc AB, Class B	11		147
EQT AB	7		156
Essity AB, Class B*	17		553
Evolution Gaming Group AB(a)	11		724
Hennes & Mauritz AB, Class B	47		727
Hexagon AB, Class B*	8		509
Husqvarna AB, Class B	12		111
ICA Gruppen AB	3		137
Industrivarden AB, Class C*(c)	4		108
Investment AB Latour, Class B	4		84
Investor AB, Class B	13		747
Kinnevik AB, Class B	7		235
L E Lundbergforetagen AB, Class B*	2		99
Lundin Energy AB(c)	5		120
Nibe Industrier AB, Class B*(c)	9		207
Recipharm AB, Class B*	7		108
Sandvik AB*	31		583
Securitas AB, Class B*	9		129
Sinch AB*(a)	6		447
Skandinaviska Enskilda Banken AB, Class A*	108		1,049
Skanska AB, Class B*	9		190
SKF AB, Class B	276		5,101
Stillfront Group AB*	7		701
Svenska Cellulosa AB SCA, Class B*	17		203
Svenska Handelsbanken AB, Class A*	476		4,488
Swedbank AB, Class A*	25		407
Swedish Match AB	13		1,026
Tele2 AB, Class B	14		196
Telefonaktiebolaget LM Ericsson, Class B	81		939
Telia Co. AB	70		272
Volvo AB, Class B*	190		3,276

			31,492

Switzerland — 2.6%
ABB Ltd. (Registered)	51		1,280
Adecco Group AG (Registered)	4		201
Alcon, Inc.*	14		822
ALSO Holding AG (Registered)*	2		613
Baloise Holding AG (Registered)	1		196
Banque Cantonale Vaudoise (Registered)	1		87
Barry Callebaut AG (Registered)	—	(b)	175
Chocoladefabriken Lindt & Spruengli AG	—	(b)	217
Chocoladefabriken Lindt & Spruengli AG (Registered)	—	(b)	257
Cie Financiere Richemont SA (Registered)	14		896
Clariant AG (Registered)(c)	6		104
Coca-Cola HBC AG	6		144
Credit Suisse Group AG (Registered)	67		716
EMS-Chemie Holding AG (Registered)	—	(b)	195
Geberit AG (Registered)	1		566
Givaudan SA (Registered)	—	(b)	1,060
Julius Baer Group Ltd.	6		272
Kuehne + Nagel International AG (Registered)*	1		254
LafargeHolcim Ltd. (Registered)*	151		7,148
Logitech International SA (Registered)	11		821
Lonza Group AG (Registered)	9		5,769
Nestle SA (Registered)	255		30,312
Novartis AG (Registered)	59		4,893
Partners Group Holding AG	1		500
Roche Holding AG	46		15,933
Schindler Holding AG	1		286
Schindler Holding AG (Registered)	1		139
SGS SA (Registered)	2		4,800
SIG Combibloc Group AG*	17		296
Sika AG (Registered)	4		861
Sonova Holding AG (Registered)*	2		344
STMicroelectronics NV	35		971
Straumann Holding AG (Registered)	—	(b)	282
Swatch Group AG (The)	1		168
Swatch Group AG (The) (Registered)	1		58
Swiss Life Holding AG (Registered)*	1		322
Swiss Prime Site AG (Registered)	2		192
Swiss Re AG	8		643
Swisscom AG (Registered)	2		1,054
Swissquote Group Holding SA (Registered)	5		512
Temenos AG (Registered)(c)	2		267
UBS Group AG (Registered)	101		1,194
Vifor Pharma AG	1		176
Wizz Air Holdings plc*(a)	35		1,460
Zur Rose Group AG*	3		871
Zurich Insurance Group AG	20		7,466

			95,793

Taiwan — 1.4%
Accton Technology Corp.	139		1,089
Advantech Co. Ltd.	113		1,192
ASE Technology Holding Co. Ltd.	449		1,150
Chailease Holding Co. Ltd.	525		2,196
Delta Electronics, Inc.	292		1,994
Feng TAY Enterprise Co. Ltd.*	189		1,132
Hiwin Technologies Corp.	116		1,223
Sea Ltd., ADR*	36		4,441
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	461		36,335

			50,752

Thailand — 0.2%
PTT Exploration & Production PCL	419		1,229

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Siam Cement PCL (The) (Registered)	204		2,503
Thai Oil PCL	1,343		1,816

			5,548

Turkey — 0.0%(d)
Turkcell Iletisim Hizmetleri A/S	655		1,390

United Arab Emirates — 0.0%
NMC Health plc*‡	3		—

United Kingdom — 3.1%
3i Group plc	27		310
Admiral Group plc	5		165
Ashtead Group plc	12		397
Associated British Foods plc	10		226
AstraZeneca plc	36		4,009
Auto Trader Group plc(a)	27		187
AVEVA Group plc	2		96
Aviva plc	108		373
BAE Systems plc	89		568
Barclays plc	479		621
Barratt Developments plc	28		187
Berkeley Group Holdings plc	3		202
BP plc	1,710		6,192
British American Tobacco plc	63		2,096
British Land Co. plc (The), REIT	24		116
BT Group plc	246		316
Bunzl plc	9		267
Burberry Group plc	11		182
Calisen plc*	101		221
CK Hutchison Holdings Ltd.	75		489
CNH Industrial NV*	28		192
Coca-Cola European Partners plc	6		234
Compass Group plc	49		679
Croda International plc	4		266
DCC plc	3		242
Diageo plc	275		10,049
Dialog Semiconductor plc*	18		861
Direct Line Insurance Group plc	38		147
Experian plc	25		877
Fiat Chrysler Automobiles NV*	30		309
GlaxoSmithKline plc	459		9,146
GVC Holdings plc	16		139
Halma plc	10		298
Hargreaves Lansdown plc	9		208
HSBC Holdings plc	562		2,529
Imperial Brands plc	26		436
Informa plc	42		197
InterContinental Hotels Group plc	80		3,700
Intertek Group plc	4		314
ITV plc	100		74
J Sainsbury plc	49		119
JD Sports Fashion plc	12		96
Johnson Matthey plc	5		156
Kingfisher plc	58		184
Land Securities Group plc, REIT	19		147
Legal & General Group plc	1,824		5,050
Linde plc	31		7,534
Linde plc	18		4,491
Lloyds Banking Group plc	1,944		662
London Stock Exchange Group plc	49		5,404
M&G plc	72		151
Melrose Industries plc	134		148
Mondi plc	13		238
National Express Group plc	169		337
National Grid plc	97		1,138
Natwest Group plc	134		184
Next plc	4		259
Ocado Group plc*	13		342
Pearson plc	21		146
Persimmon plc	155		4,851
Prudential plc	72		1,028
Reckitt Benckiser Group plc	20		1,968
RELX plc	53		1,126
RELX plc	221		4,678
Rentokil Initial plc	51		357
Rolls-Royce Holdings plc*	53		160
RSA Insurance Group plc	29		159
Sage Group plc (The)	30		286
Schroders plc	3		133
Segro plc, REIT	37		473
Severn Trent plc	7		210
Smith & Nephew plc	183		3,607
Smiths Group plc	11		193
Spirax-Sarco Engineering plc	2		272
SSE plc	28		479
St James’s Place plc	15		181
Standard Chartered plc	75		376
Standard Life Aberdeen plc	64		210
Taylor Wimpey plc	2,323		3,584
Tesco plc	272		767
Unilever NV(c)	136		8,053
Unilever plc	32		1,924
United Utilities Group plc	19		221
Vodafone Group plc	740		1,113
Whitbread plc	5		147
Wm Morrison Supermarkets plc	67		163
WPP plc	34		254

			111,876

United States — 21.6%
AbbVie, Inc.	93		8,790
Advanced Micro Devices, Inc.*	47		3,663
AdvanSix, Inc.*	5		68
Air Products and Chemicals, Inc.	13		3,625
Alexion Pharmaceuticals, Inc.*	28		2,911
Alleghany Corp.	2		1,092
Alnylam Pharmaceuticals, Inc.*	7		975
Alphabet, Inc., Class A*	—	(b)	708
Alphabet, Inc., Class C*(e)	15		21,608
Altice USA, Inc., Class A*	203		5,476
Altria Group, Inc.	38		1,574
Amazon.com, Inc.*	11		35,074
American Electric Power Co., Inc.	35		3,014
American Express Co.	50		4,621
American Homes 4 Rent, Class A, REIT	54		1,564
American International Group, Inc.	34		1,104
AmerisourceBergen Corp.	16		1,649
AMETEK, Inc.	14		1,311
Amgen, Inc.	24		5,786
Amphenol Corp., Class A	11		1,190
Analog Devices, Inc.	42		4,875
Apple, Inc.(e)	66		28,073
Arista Networks, Inc.*	4		1,101
Arrow Electronics, Inc.*	16		1,169
Automatic Data Processing, Inc.	19		2,495

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
AutoZone, Inc.*	2		2,743
Avaya Holdings Corp.*(c)	15		184
Ball Corp.	20		1,464
Bank of America Corp.	314		7,821
Berkshire Hathaway, Inc., Class B*	28		5,394
Best Buy Co., Inc.	64		6,325
Beyond Meat, Inc.*(c)	43		5,434
BlackRock, Inc.	12		6,764
Blackstone Group, Inc. (The), Class A	23		1,247
Booking Holdings, Inc.*	5		8,279
Booz Allen Hamilton Holding Corp.	24		1,933
Boston Properties, Inc., REIT	6		560
Boston Scientific Corp.*	177		6,842
Bristol-Myers Squibb Co.	174		10,236
Brixmor Property Group, Inc., REIT	91		1,042
Cabot Oil & Gas Corp.	49		910
Cadence Design Systems, Inc.*	13		1,378
Capital One Financial Corp.(e)	52		3,325
Carlisle Cos., Inc.	10		1,183
CarMax, Inc.*(c)	15		1,495
Catalent, Inc.*	21		1,829
CBRE Group, Inc., Class A*(e)	38		1,687
Ceridian HCM Holding, Inc.*(c)	13		987
Charles Schwab Corp. (The)	118		3,920
Charter Communications, Inc., Class A*(c)	17		9,834
Chevron Corp.	101		8,442
Chubb Ltd.	41		5,249
Cigna Corp.	52		9,029
Cisco Systems, Inc.(e)	38		1,801
Citigroup, Inc.	170		8,506
Citizens Financial Group, Inc.	81		2,001
Claire’s Stores, Inc.*‡	—	(b)	179
Clear Channel Outdoor Holdings, Inc.*(c)	61		56
CNA Financial Corp.(c)	8		266
Coca-Cola Co. (The)	145		6,860
Columbia Sportswear Co.(c)	16		1,195
Comcast Corp., Class A	130		5,557
CommScope Holding Co., Inc.*	151		1,399
ConocoPhillips	60		2,235
Constellation Brands, Inc., Class A	19		3,347
Copart, Inc.*	14		1,306
Coty, Inc., Class A	117		433
Crowdstrike Holdings, Inc., Class A*	14		1,566
CyberArk Software Ltd.*	1		123
DexCom, Inc.*	4		1,950
Diamondback Energy, Inc.	18		714
Discovery, Inc., Class A*(c)	100		2,103
Discovery, Inc., Class C*	54		1,016
DISH Network Corp., Class A*	46		1,470
Dover Corp.	26		2,673
Duke Energy Corp.	17		1,446
East West Bancorp, Inc.	1		34
EastGroup Properties, Inc., REIT	7		911
Eastman Chemical Co.	49		3,631
Edison International	20		1,140
Eli Lilly and Co.	25		3,706
Energizer Holdings, Inc.(c)	42		2,087
Enphase Energy, Inc.*	22		1,353
Entegris, Inc.	25		1,817
Entergy Corp.	12		1,245
EPAM Systems, Inc.*	11		3,172
EQT Corp.(c)	70		1,012
Equitrans Midstream Corp.(c)	127		1,230
Exact Sciences Corp.*(c)	15		1,438
Exelixis, Inc.*	55		1,277
Facebook, Inc., Class A*(e)	12		3,063
Federal Realty Investment Trust, REIT	13		1,024
Ferguson plc	57		4,983
Fidelity National Information Services, Inc.	10		1,523
Fifth Third Bancorp	51		1,003
First Republic Bank	22		2,447
Fiserv, Inc.*(e)	68		6,758
Fortune Brands Home & Security, Inc.	25		1,922
FTI Consulting, Inc.*(c)	18		2,168
Garmin Ltd.	20		2,003
Generac Holdings, Inc.*	17		2,637
General Dynamics Corp.	9		1,277
Global Payments, Inc.	15		2,595
Goodman Networks, Inc.*‡	2		—
Graphic Packaging Holding Co.	111		1,549
Hartford Financial Services Group, Inc. (The)	38		1,620
HCA Healthcare, Inc.	7		865
Home Depot, Inc. (The)	23		6,171
Honeywell International, Inc.	56		8,360
iHeartMedia, Inc., Class A*	1		5
IHS Markit Ltd.	19		1,545
Illinois Tool Works, Inc.(e)	8		1,488
Illumina, Inc.*	4		1,487
Ingersoll Rand, Inc.*	33		1,040
Intercontinental Exchange, Inc.	36		3,532
Intuitive Surgical, Inc.*	4		2,431
Invesco Ltd.	31		308
ITT, Inc.	19		1,122
James Hardie Industries plc, CHDI	12		252
Jazz Pharmaceuticals plc*	9		955
Johnson & Johnson	28		4,068
Keurig Dr Pepper, Inc.	38		1,152
KeyCorp	107		1,281
Keysight Technologies, Inc.*	15		1,484
Kimco Realty Corp., REIT	82		918
Kinder Morgan, Inc.	116		1,636
Kohl’s Corp.	42		794
Lam Research Corp.	7		2,726
Las Vegas Sands Corp.	53		2,297
Liberty Media Corp.-Liberty SiriusXM, Class A*	43		1,489
Liberty Media Corp.-Liberty SiriusXM, Class C*	43		1,500
Loews Corp.(e)	119		4,321
Lowe’s Cos., Inc.	51		7,600
Lululemon Athletica, Inc.*	3		1,054
Lyft, Inc., Class A*(c)	99		2,896
M&T Bank Corp.	23		2,483
Marathon Petroleum Corp.	41		1,579
Marsh & McLennan Cos., Inc.	12		1,393
Martin Marietta Materials, Inc.	12		2,541
Masco Corp.	25		1,436

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)		Value ($000)
Mastercard, Inc., Class A	36		10,988
McKesson Corp.	23		3,470
Medtronic plc	21		2,040
Merck & Co., Inc.	22		1,778
Mettler-Toledo International, Inc.*	2		2,036
Microchip Technology, Inc.(c)	11		1,147
Microsoft Corp.(e)	182		37,396
Mid-America Apartment Communities, Inc., REIT	16		1,937
Middleby Corp. (The)*	14		1,149
Mohawk Industries, Inc.*	7		525
MongoDB, Inc.*	5		1,229
Moran Foods Backstop Equity*‡	24		24
Morgan Stanley	196		9,558
Murphy USA, Inc.*	11		1,425
Nasdaq, Inc.	12		1,522
National Vision Holdings, Inc.*	21		668
Netflix, Inc.*	18		8,707
New York Times Co. (The), Class A(c)	29		1,342
Newell Brands, Inc.	75		1,230
Nexstar Media Group, Inc., Class A(c)	19		1,668
NextEra Energy, Inc.	36		10,028
Nordson Corp.	7		1,438
Nordstrom, Inc.(c)	47		648
Norfolk Southern Corp.	53		10,213
Northern Trust Corp.	20		1,571
NVIDIA Corp.(e)	18		7,798
Old Dominion Freight Line, Inc.	9		1,723
O’Reilly Automotive, Inc.*	20		9,371
Otis Worldwide Corp.	11		685
Outfront Media, Inc., REIT	43		622
Packaging Corp. of America	18		1,754
Paylocity Holding Corp.*(c)	3		388
PayPal Holdings, Inc.*	49		9,615
Penn Virginia Corp.*(c)	1		5
Pfizer, Inc.	90		3,458
Philip Morris International, Inc.	24		1,826
Phillips 66	24		1,505
Pioneer Natural Resources Co.	30		2,906
PNC Financial Services Group, Inc. (The)	40		4,238
Post Holdings, Inc.*	21		1,882
Procter & Gamble Co. (The)	29		3,835
Progressive Corp. (The)	26		2,335
Prologis, Inc., REIT	72		7,617
Public Storage, REIT	11		2,233
QIAGEN NV*	6		317
QUALCOMM, Inc.(e)	35		3,655
Ralph Lauren Corp.	11		800
Rayonier, Inc., REIT	61		1,695
Raytheon Technologies Corp.	33		1,872
Regeneron Pharmaceuticals, Inc.*	7		4,702
Remington Outdoor Co., Inc.*‡	2		4
RingCentral, Inc., Class A*	7		2,099
Royalty Pharma plc, Class A*	28		1,210
S&P Global, Inc.	5		1,857
salesforce.com, Inc.*	31		6,053
ServiceNow, Inc.*	4		1,971
Sherwin-Williams Co. (The)	4		2,447
SolarEdge Technologies, Inc.*	7		1,299
Southwest Airlines Co.	32		1,001
Splunk, Inc.*	10		2,061
Spotify Technology SA*	5		1,367
Stanley Black & Decker, Inc.	48		7,316
Synopsys, Inc.*	9		1,714
Sysco Corp.	14		726
T. Rowe Price Group, Inc.	16		2,276
Take-Two Interactive Software, Inc.*	9		1,509
Teladoc Health, Inc.*	9		2,064
Tesla, Inc.*(c)	9		12,579
Texas Instruments, Inc.(e)	58		7,400
Thermo Fisher Scientific, Inc.	23		9,648
Thor Industries, Inc.(c)	13		1,453
T-Mobile US, Inc.*	15		1,589
Tractor Supply Co.	23		3,261
Trade Desk, Inc. (The), Class A*	5		2,459
Trane Technologies plc	73		8,152
Travelers Cos., Inc. (The)	31		3,505
Truist Financial Corp.	71		2,646
Uber Technologies, Inc.*	79		2,379
UnitedHealth Group, Inc.(e)	64		19,283
US Bancorp	54		1,973
Verizon Communications, Inc.(e)	71		4,102
Vertex Pharmaceuticals, Inc.*	12		3,144
ViacomCBS, Inc.(c)	50		1,300
Visa, Inc., Class A(e)	—	(b)	70
Vistra Corp.	17		320
Walgreens Boots Alliance, Inc.	48		1,950
Waste Connections, Inc.	16		1,630
Wells Fargo & Co.(e)	136		3,290
Westrock Co.	44		1,189
Weyerhaeuser Co., REIT	53		1,484
Williams Cos., Inc. (The)	108		2,058
Xcel Energy, Inc.	115		7,964
Zebra Technologies Corp., Class A*	7		1,948
Zillow Group, Inc., Class C*(c)	33		2,242
Zimmer Biomet Holdings, Inc.	44		5,894
Zscaler, Inc.*	12		1,570

			786,118

TOTAL COMMON STOCKS (Cost $1,524,690)			1,898,441

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
CORPORATE BONDS — 23.6%
Australia — 0.1%
FMG Resources August 2006 Pty. Ltd.
5.13%, 5/15/2024(f)		230	246
4.50%, 9/15/2027(f)		275	299
Glencore Funding LLC 4.00%, 3/27/2027(f)		660	727
Newcrest Finance Pty. Ltd. 3.25%, 5/13/2030(f)		380	421
Scentre Group Trust 1
REIT, 2.38%, 4/28/2021(f)		239	240
REIT, 3.25%, 10/28/2025(f)		780	816

			2,749

Belgium — 0.2%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 4/15/2038		1,715	2,062
4.60%, 4/15/2048		875	1,082
4.44%, 10/6/2048		630	765
4.50%, 6/1/2050		2,300	2,912

			6,821

Canada — 0.5%
1011778 BC ULC
4.25%, 5/15/2024(f)		672	686
5.00%, 10/15/2025(f)		125	128
Alimentation Couche-Tard, Inc. 2.95%, 1/25/2030(c)(f)		490	527
Bank of Nova Scotia (The) 0.80%, 6/15/2023		243	244
Bell Canada, Inc. 4.30%, 7/29/2049		365	477
Bombardier, Inc.
6.00%, 10/15/2022(f)		506	469
7.50%, 3/15/2025(f)		93	75
Canadian Imperial Bank of Commerce
0.95%, 6/23/2023		123	124
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023(g)		1,780	1,850
Cenovus Energy, Inc. 5.38%, 7/15/2025(c)		497	498
Emera US Finance LP 4.75%, 6/15/2046		740	961
Enbridge, Inc. 3.13%, 11/15/2029(c)		2,635	2,837
Federation des Caisses Desjardins du Quebec 2.05%, 2/10/2025(c)(f)		870	906
MEG Energy Corp.
7.00%, 3/31/2024(f)		181	172
6.50%, 1/15/2025(f)		690	678
7.13%, 2/1/2027(f)		557	496
National Bank of Canada 2.10%, 2/1/2023		250	259
NOVA Chemicals Corp.
4.88%, 6/1/2024(f)		250	250
5.00%, 5/1/2025(f)		538	525
5.25%, 6/1/2027(f)		331	313
Open Text Holdings, Inc. 4.13%, 2/15/2030(f)		495	520
Quebecor Media, Inc. 5.75%, 1/15/2023		81	88
Rogers Communications, Inc.
(ICE LIBOR USD 3 Month + 0.60%), 0.91%, 3/22/2022(g)		81	82
3.70%, 11/15/2049		260	310
Stars Group Holdings BV 7.00%, 7/15/2026(f)		555	599
Suncor Energy, Inc.
3.60%, 12/1/2024(c)		475	520
3.10%, 5/15/2025		960	1,045
Toronto-Dominion Bank (The) 0.75%, 6/12/2023		121	122
TransCanada PipeLines Ltd.
4.25%, 5/15/2028		1,100	1,301
4.10%, 4/15/2030		1,090	1,287
Videotron Ltd.
5.38%, 6/15/2024(f)		116	126
5.13%, 4/15/2027(f)		1,270	1,343

			19,818

Cayman Islands — 0.0%(d)
Global Aircraft Leasing Co. Ltd. 6.50% (cash), 9/15/2024(f)(h)		245	153

China — 0.1%
China Development Bank
0.38%, 11/16/2021(a)	EUR	1,270	1,503
2.63%, 1/24/2022(a)		3,000	3,068

			4,571

Denmark — 0.1%
Danske Bank A/S
5.38%, 1/12/2024(c)(f)		1,090	1,232
(ICE LIBOR USD 3 Month + 1.59%), 3.24%, 12/20/2025(f)(g)		920	986

			2,218

France — 0.8%
Altice France SA 7.38%, 5/1/2026(f)		2,664	2,842
Banque Federative du Credit Mutuel SA
2.13%, 11/21/2022(f)		245	253
2.38%, 11/21/2024(f)		895	952
BNP Paribas SA
3.80%, 1/10/2024(f)		2,195	2,405
(SOFR + 2.07%), 2.22%, 6/9/2026(f)(g)		840	873
BPCE SA
(SOFR + 0.44%), 0.54%, 2/17/2022(f)(g)		590	586
2.38%, 1/14/2025(f)		1,790	1,875
Credit Agricole SA
3.25%, 10/4/2024(f)		1,110	1,207
(SOFRINDX + 1.68%), 1.91%, 6/16/2026(f)(g)		1,415	1,456
4.13%, 1/10/2027(f)		915	1,055
Dexia Credit Local SA
0.75%, 1/25/2023(a)	EUR	3,500	4,232
1.63%, 12/8/2023(a)	GBP	2,800	3,819
1.25%, 11/26/2024(a)	EUR	2,100	2,632
Societe Generale SA 3.88%, 3/28/2024(f)		4,005	4,331
Total Capital International SA
2.99%, 6/29/2041		770	859
3.46%, 7/12/2049		415	496
3.13%, 5/29/2050		330	371

			30,244

Germany — 0.2%
BMW US Capital LLC 3.10%, 4/12/2021(f)		380	387
Daimler Finance North America LLC
(ICE LIBOR USD 3 Month + 0.45%), 0.81%, 2/22/2021(f)(g)		250	250
2.55%, 8/15/2022(f)		905	935
Kreditanstalt fuer Wiederaufbau 0.00%, 12/15/2022	EUR	3,000	3,583
Siemens Financieringsmaatschappij NV 3.25%, 5/27/2025(f)		775	870

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
Vertical US Newco, Inc. 5.25%, 7/15/2027(f)		400	424
Volkswagen Group of America Finance LLC
2.70%, 9/26/2022(f)		1,790	1,860
3.20%, 9/26/2026(f)		700	769

			9,078

Ireland — 0.1%
AerCap Ireland Capital DAC
4.88%, 1/16/2024		200	203
3.50%, 1/15/2025		1,065	1,019
6.50%, 7/15/2025		220	236
AIB Group plc (ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025(f)(g)		1,085	1,171
Avolon Holdings Funding Ltd. 2.88%, 2/15/2025(f)		1,440	1,238

			3,867

Italy — 0.1%
Enel Finance International NV
4.88%, 6/14/2029(f)		680	835
6.00%, 10/7/2039(c)(f)		570	787
Eni SpA 4.25%, 5/9/2029(c)(f)		520	584
Telecom Italia Capital SA
6.38%, 11/15/2033		1,210	1,476
6.00%, 9/30/2034		358	435
7.72%, 6/4/2038		290	403

			4,520

Japan — 0.7%
Development Bank of Japan, Inc. 3.13%, 9/6/2023(f)		1,850	1,999
Mitsubishi UFJ Financial Group, Inc.
2.62%, 7/18/2022		240	249
3.76%, 7/26/2023		1,810	1,968
2.19%, 2/25/2025		1,890	1,987
Mizuho Financial Group, Inc.
2.60%, 9/11/2022		250	260
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023(g)		1,790	1,858
(ICE LIBOR USD 3 Month + 0.99%), 1.24%, 7/10/2024(g)		1,170	1,183
(ICE LIBOR USD 3 Month + 0.83%), 2.23%, 5/25/2026(g)		2,460	2,556
Sumitomo Mitsui Financial Group, Inc.
2.78%, 7/12/2022		250	261
2.70%, 7/16/2024		3,845	4,104
2.35%, 1/15/2025		1,740	1,851
1.47%, 7/8/2025		740	756
2.13%, 7/8/2030		690	716
Takeda Pharmaceutical Co. Ltd.
4.00%, 11/26/2021		2,570	2,681
5.00%, 11/26/2028		935	1,174
2.05%, 3/31/2030		550	567
3.03%, 7/9/2040		795	864
3.18%, 7/9/2050		900	985
3.38%, 7/9/2060		250	278

			26,297

Luxembourg — 0.1%
Altice Financing SA
7.50%, 5/15/2026(f)		1,375	1,478
5.00%, 1/15/2028(f)		1,115	1,145
Altice France Holding SA
10.50%, 5/15/2027(f)		373	427
6.00%, 2/15/2028(f)		350	349
Intelsat Jackson Holdings SA
5.50%, 8/1/2023(i)		773	484
8.00%, 2/15/2024(f)(i)(j)		716	731
8.50%, 10/15/2024(f)(i)		680	449

			5,063

Netherlands — 0.4%
BNG Bank NV
2.50%, 2/16/2021(c)(f)		3,538	3,580
4.75%, 3/6/2023(a)	AUD	602	476
Cooperatieve Rabobank UA 3.88%, 9/26/2023(f)		1,140	1,254
OCI NV
5.25%, 11/1/2024(f)		365	367
Shell International Finance BV
2.38%, 4/6/2025		3,340	3,585
2.75%, 4/6/2030(c)		1,810	2,015
Trivium Packaging Finance BV
5.50%, 8/15/2026(f)(j)		1,039	1,107
8.50%, 8/15/2027(f)(j)		227	249
UPC Holding BV 5.50%, 1/15/2028(f)		200	203

			12,836

New Zealand — 0.0%(d)
ANZ New Zealand Int’l Ltd. 2.88%, 1/25/2022(f)		239	247

Singapore — 0.3%
Temasek Financial I Ltd.
0.50%, 3/1/2022(a)	EUR	2,000	2,371
3.63%, 8/1/2028(f)		6,158	7,318

			9,689

South Korea — 0.2%
Korea Development Bank (The)
3.00%, 3/19/2022		1,087	1,126
1.75%, 12/15/2022(a)	GBP	2,450	3,275
2.13%, 10/1/2024		1,826	1,917

			6,318

Spain — 0.1%
Banco Santander SA
2.71%, 6/27/2024		2,000	2,136
2.75%, 5/28/2025		2,000	2,116
3.49%, 5/28/2030		200	222

			4,474

Sweden — 0.0%(d)
Skandinaviska Enskilda Banken AB 2.20%, 12/12/2022(f)		250	260

Switzerland — 0.4%
ABB Finance USA, Inc. 2.88%, 5/8/2022		240	250
Credit Suisse AG 2.80%, 4/8/2022		250	260

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Credit Suisse Group AG
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024(f)(g)	1,600	1,736
(SOFR + 1.56%), 2.59%, 9/11/2025(f)(g)	2,405	2,516
4.28%, 1/9/2028(f)	3,290	3,752
Glencore Finance Canada Ltd. 5.55%, 10/25/2042(f)(j)	300	350
Novartis Capital Corp. 2.75%, 8/14/2050	730	832
UBS AG 1.75%, 4/21/2022(f)	245	250
UBS Group AG
3.49%, 5/23/2023(f)	1,910	2,001
4.13%, 9/24/2025(f)	735	844
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.08%), 1.36%, 1/30/2027(f)(g)	400	403
(ICE LIBOR USD 3 Month + 1.47%), 3.13%, 8/13/2030(c)(f)(g)	940	1,043

		14,237

United Kingdom — 0.9%
Ashtead Capital, Inc. 4.00%, 5/1/2028(f)	600	624
BAE Systems plc 3.40%, 4/15/2030(f)	1,305	1,471
Barclays Bank plc 1.70%, 5/12/2022	250	255
BAT Capital Corp.
3.22%, 9/6/2026	685	747
3.56%, 8/15/2027	650	715
3.46%, 9/6/2029	490	534
4.91%, 4/2/2030	545	658
4.39%, 8/15/2037	1,240	1,417
4.54%, 8/15/2047	595	681
CK Hutchison International 16 Ltd. 1.88%, 10/3/2021(f)	250	252
CK Hutchison International 19 Ltd. 3.25%, 4/11/2024(f)	1,035	1,105
CK Hutchison International 20 Ltd. 2.50%, 5/8/2030(f)	730	771
Diageo Capital plc 2.00%, 4/29/2030	350	371
HSBC Holdings plc
(ICE LIBOR USD 3 Month + 1.21%), 3.80%, 3/11/2025(g)	400	433
(ICE LIBOR USD 3 Month + 1.14%), 2.63%, 11/7/2025(g)	1,350	1,412
(ICE LIBOR USD 3 Month + 1.35%), 4.29%, 9/12/2026(g)	1,475	1,651
4.95%, 3/31/2030	1,655	2,026
Imperial Brands Finance plc
3.13%, 7/26/2024(f)	1,020	1,083
3.50%, 7/26/2026(f)	715	782
Lloyds Banking Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025(g)	2,430	2,679
Natwest Group plc
(ICE LIBOR USD 3 Month + 1.48%), 3.50%, 5/15/2023(g)	2,500	2,614
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 3.07%, 5/22/2028(g)	1,060	1,139
Reckitt Benckiser Treasury Services plc 2.38%, 6/24/2022(f)	2,040	2,108
Royal Bank of Scotland Group plc (ICE LIBOR USD 3 Month + 1.76%), 4.27%, 3/22/2025(g)	1,923	2,117
Standard Chartered plc
(ICE LIBOR USD 3 Month + 1.21%), 2.82%, 1/30/2026(f)(g)	495	510
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.85%), 4.64%, 4/1/2031(f)(g)	895	1,044
Virgin Media Secured Finance plc 5.50%, 5/15/2029(f)	1,450	1,580
Vodafone Group plc
5.00%, 5/30/2038	255	331
4.38%, 2/19/2043	200	244
4.25%, 9/17/2050	1,655	2,041

		33,395

United States — 18.3%
Abbott Laboratories 4.90%, 11/30/2046	640	972
AbbVie, Inc.
3.20%, 11/21/2029(f)	3,070	3,450
4.50%, 5/14/2035(c)	435	546
4.05%, 11/21/2039(f)	865	1,059
4.45%, 5/14/2046	1,075	1,376
4.25%, 11/21/2049(f)	940	1,202
Acadia Healthcare Co., Inc. 5.63%, 2/15/2023	430	437
ACCO Brands Corp. 5.25%, 12/15/2024(f)	219	225
ACE Cash Express, Inc. 12.00%, 12/15/2022(f)	485	352
Adient Global Holdings Ltd. 4.88%, 8/15/2026(f)	1,380	1,287
Adient US LLC 7.00%, 5/15/2026(f)	1,095	1,180
ADT Security Corp. (The) 4.88%, 7/15/2032(f)	305	305
AECOM 5.13%, 3/15/2027	349	383
AEP Transmission Co. LLC Series M, 3.65%, 4/1/2050	505	635
AES Corp. (The)
5.50%, 4/15/2025	250	257
3.30%, 7/15/2025(f)	800	859

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
6.00%, 5/15/2026	550	582
Aetna, Inc.
4.13%, 11/15/2042	460	550
3.88%, 8/15/2047	615	733
Aflac, Inc. 4.00%, 10/15/2046	1,005	1,223
Ahern Rentals, Inc. 7.38%, 5/15/2023(f)	918	409
AIG Global Funding (ICE LIBOR USD 3 Month + 0.65%), 0.91%, 1/22/2021(f)(g)	281	282
Air Lease Corp.
3.25%, 3/1/2025(c)	2,495	2,519
3.38%, 7/1/2025	280	285
Air Products and Chemicals, Inc. 2.80%, 5/15/2050	235	267
Albertsons Cos., Inc.
4.63%, 1/15/2027(f)	2,590	2,739
5.88%, 2/15/2028(f)	206	225
4.88%, 2/15/2030(f)	770	834
Alcoa Nederland Holding BV
6.75%, 9/30/2024(f)	202	211
7.00%, 9/30/2026(f)	750	802
5.50%, 12/15/2027(f)	450	485
6.13%, 5/15/2028(f)	500	540
Alexandria Real Estate Equities, Inc.
REIT, 4.90%, 12/15/2030	890	1,138
REIT, 1.88%, 2/1/2033	510	513
Allied Universal Holdco LLC
6.63%, 7/15/2026(f)	170	182
9.75%, 7/15/2027(f)	175	194
Allison Transmission, Inc.
4.75%, 10/1/2027(f)	473	494
5.88%, 6/1/2029(f)	500	553
Ally Financial, Inc. 5.75%, 11/20/2025	1,660	1,874
Altria Group, Inc.
4.80%, 2/14/2029	2,010	2,422
3.88%, 9/16/2046(c)	1,245	1,347
Amazon.com, Inc.
3.88%, 8/22/2037	950	1,234
2.50%, 6/3/2050	375	408
2.70%, 6/3/2060(c)	1,100	1,213
AMC Entertainment Holdings, Inc.
5.75%, 6/15/2025	374	105
10.50%, 4/24/2026(f)	191	191
6.13%, 5/15/2027	317	89
AMC Networks, Inc.
5.00%, 4/1/2024	60	61
4.75%, 8/1/2025	348	357
Ameren Corp. 3.50%, 1/15/2031	629	727
American Axle & Manufacturing, Inc.
6.25%, 4/1/2025(c)	2,225	2,299
6.25%, 3/15/2026	158	159
6.50%, 4/1/2027	347	356
American Honda Finance Corp. 0.88%, 7/7/2023	186	188
American International Group, Inc. 3.88%, 1/15/2035	750	889
American Tower Corp.
REIT, 3.38%, 10/15/2026	800	907
REIT, 2.75%, 1/15/2027	2,525	2,758
REIT, 3.95%, 3/15/2029	1,430	1,688
REIT, 3.70%, 10/15/2049(c)	260	317
REIT, 3.10%, 6/15/2050(c)	170	187
American Water Capital Corp. 3.45%, 5/1/2050	550	679
AmeriGas Partners LP 5.50%, 5/20/2025	1,015	1,096
Amgen, Inc.
2.30%, 2/25/2031	230	245
3.15%, 2/21/2040	700	793
3.38%, 2/21/2050	720	843
Antero Midstream Partners LP 5.38%, 9/15/2024	1,115	1,011
Antero Resources Corp.
5.38%, 11/1/2021(c)	244	234
5.13%, 12/1/2022(c)	196	157
5.63%, 6/1/2023	149	107
Anthem, Inc.
2.88%, 9/15/2029	645	712
4.63%, 5/15/2042	215	282
Apple, Inc.
2.95%, 9/11/2049	1,750	2,015
2.65%, 5/11/2050	765	845
Aramark Services, Inc.
5.00%, 4/1/2025(f)	408	419
5.00%, 2/1/2028(c)(f)	680	684
Archrock Partners LP 6.88%, 4/1/2027(f)	90	92
Arconic Corp.
6.00%, 5/15/2025(f)	655	706
6.13%, 2/15/2028(f)	535	571
Ardagh Packaging Finance plc
6.00%, 2/15/2025(f)	1,486	1,553
5.25%, 8/15/2027(f)	1,079	1,129
AT&T, Inc.
4.45%, 4/1/2024	3,170	3,573
3.80%, 2/15/2027	1,875	2,143
2.30%, 6/1/2027	245	259
2.75%, 6/1/2031	1,715	1,836
2.25%, 2/1/2032	470	482
3.50%, 6/1/2041	1,050	1,139
3.10%, 2/1/2043	320	328
4.55%, 3/9/2049	2,015	2,468
Avantor Funding, Inc. 4.63%, 7/15/2028(f)	1,342	1,420
Avantor, Inc. 6.00%, 10/1/2024(f)	750	789
Aviation Capital Group LLC 5.50%, 12/15/2024(f)	310	318
Avis Budget Car Rental LLC
5.25%, 3/15/2025(f)	395	371
5.75%, 7/15/2027(f)	132	124
Axalta Coating Systems LLC 4.75%, 6/15/2027(f)	350	367
B&G Foods, Inc. 5.25%, 4/1/2025	435	455

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Ball Corp. 4.88%, 3/15/2026	275	313
Bank of America Corp.
(ICE LIBOR USD 3 Month + 1.58%), 3.82%, 1/20/2028(g)	4,245	4,857
(ICE LIBOR USD 3 Month + 1.51%), 3.71%, 4/24/2028(g)	5,800	6,635
(ICE LIBOR USD 3 Month + 1.19%), 2.88%, 10/22/2030(g)	2,185	2,403
(SOFR + 1.53%), 1.90%, 7/23/2031(g)	255	259
(SOFR + 1.93%), 2.68%, 6/19/2041(g)	1,270	1,354
Bausch Health Americas, Inc.
9.25%, 4/1/2026(f)	2,113	2,377
8.50%, 1/31/2027(f)	1,440	1,602
Bausch Health Cos., Inc.
5.50%, 3/1/2023(f)	8	8
5.88%, 5/15/2023(f)	82	82
6.13%, 4/15/2025(f)	1,333	1,376
5.50%, 11/1/2025(f)	570	591
9.00%, 12/15/2025(f)	720	796
7.00%, 1/15/2028(f)	172	187
5.00%, 1/30/2028(f)	1,182	1,188
7.25%, 5/30/2029(f)	170	187
5.25%, 1/30/2030(f)	332	339
Becton Dickinson and Co.
3.36%, 6/6/2024	1,515	1,648
3.70%, 6/6/2027	635	727
2.82%, 5/20/2030	270	297
4.67%, 6/6/2047	195	261
3.79%, 5/20/2050	170	207
Berkshire Hathaway Energy Co.
4.05%, 4/15/2025(f)	449	515
3.70%, 7/15/2030(f)	1,135	1,378
Berkshire Hathaway Finance Corp. 4.20%, 8/15/2048	1,305	1,776
Berry Global, Inc. 4.88%, 7/15/2026(f)	863	912
Biogen, Inc. 3.15%, 5/1/2050	572	603
Blue Racer Midstream LLC 6.13%, 11/15/2022(f)	995	988
Boeing Co. (The)
4.51%, 5/1/2023	745	779
4.88%, 5/1/2025	565	610
5.04%, 5/1/2027	680	735
5.15%, 5/1/2030	1,195	1,309
3.25%, 2/1/2035	1,000	934
5.71%, 5/1/2040	1,185	1,340
Boston Scientific Corp. 4.55%, 3/1/2039	345	451
Boyd Gaming Corp.
6.38%, 4/1/2026	355	363
6.00%, 8/15/2026	212	215
Boyne USA, Inc. 7.25%, 5/1/2025(f)	282	301
BP Capital Markets America, Inc.
3.54%, 4/6/2027(c)	2,530	2,872
3.00%, 2/24/2050	655	707
Brink’s Co. (The)
5.50%, 7/15/2025(f)	375	399
4.63%, 10/15/2027(f)	370	376
Bristol-Myers Squibb Co. 3.45%, 11/15/2027	3,135	3,650
Broadcom, Inc.
3.15%, 11/15/2025(f)	2,130	2,297
4.11%, 9/15/2028(f)	335	379
4.15%, 11/15/2030(f)	980	1,101
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026(f)	247	204
Buckeye Partners LP 4.13%, 3/1/2025(f)	2,059	2,069
Builders FirstSource, Inc. 6.75%, 6/1/2027(f)	225	248
Burlington Northern Santa Fe LLC
4.95%, 9/15/2041	190	267
3.05%, 2/15/2051	1,395	1,628
BWX Technologies, Inc. 5.38%, 7/15/2026(f)	225	235
Caesars Resort Collection LLC 5.25%, 10/15/2025(f)	185	167
Calpine Corp. 5.25%, 6/1/2026(f)	1,345	1,399
Cameron LNG LLC 3.30%, 1/15/2035(f)	350	396
Campbell Soup Co. 3.95%, 3/15/2025	575	649
Carrier Global Corp. 2.49%, 2/15/2027(f)	665	701
Caterpillar Financial Services Corp. 0.65%, 7/7/2023	226	227
CCO Holdings LLC
5.75%, 2/15/2026(f)	1,751	1,830
5.50%, 5/1/2026(f)	1,605	1,698
5.13%, 5/1/2027(f)	3,095	3,284
5.00%, 2/1/2028(f)	2,092	2,217
4.75%, 3/1/2030(f)	2,257	2,402
4.25%, 2/1/2031(f)	931	971
CDK Global, Inc.
4.88%, 6/1/2027	300	320
5.25%, 5/15/2029(f)	313	343
CDW LLC 4.25%, 4/1/2028(c)	917	981
Cedar Fair LP 5.38%, 4/15/2027	331	319
Centene Corp.
5.38%, 6/1/2026(f)	385	412
4.25%, 12/15/2027	575	611
4.63%, 12/15/2029	1,253	1,397
3.38%, 2/15/2030	365	388
CenterPoint Energy, Inc. 2.95%, 3/1/2030	104	115
CenturyLink, Inc.
Series Y, 7.50%, 4/1/2024	220	249
5.63%, 4/1/2025	500	534
5.13%, 12/15/2026(f)	1,710	1,793
Charter Communications Operating LLC
4.91%, 7/23/2025	835	968
4.80%, 3/1/2050	1,910	2,298

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
3.70%, 4/1/2051	710	750
Chemours Co. (The) 7.00%, 5/15/2025(c)	1,820	1,852
Cheniere Energy Partners LP
5.25%, 10/1/2025	268	275
5.63%, 10/1/2026	988	1,043
Chevron Corp.
2.00%, 5/11/2027(c)	540	577
2.98%, 5/11/2040	540	614
Cigna Corp.
3.05%, 10/15/2027	835	930
3.20%, 3/15/2040	340	380
3.40%, 3/15/2050	580	665
Cincinnati Bell, Inc. 7.00%, 7/15/2024(f)	680	704
Cinemark USA, Inc.
4.88%, 6/1/2023	765	650
8.75%, 5/1/2025(f)	495	510
CIT Group, Inc. 6.13%, 3/9/2028	550	622
Citigroup, Inc.
Series R, (ICE LIBOR USD 3 Month + 4.48%), 6.13%, 11/15/2020(g)(k)(l)	359	358
(SOFR + 2.75%), 3.11%, 4/8/2026(g)	5,210	5,663
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026(g)(k)(l)	210	232
(ICE LIBOR USD 3 Month + 1.15%), 3.52%, 10/27/2028(g)	4,175	4,705
(SOFR + 1.42%), 2.98%, 11/5/2030(g)	3,280	3,595
Clarios Global LP
6.75%, 5/15/2025(f)	850	914
6.25%, 5/15/2026(f)	925	990
Clear Channel Worldwide Holdings, Inc.
9.25%, 2/15/2024	1,305	1,184
5.13%, 8/15/2027(f)	3,076	3,015
Clorox Co. (The) 1.80%, 5/15/2030	325	339
CNG Holdings, Inc. 12.50%, 6/15/2024(c)(f)	221	198
Coca-Cola Co. (The)
2.50%, 6/1/2040	545	590
2.60%, 6/1/2050	1,520	1,627
Colfax Corp. 6.38%, 2/15/2026(f)	120	130
Comcast Corp.
4.15%, 10/15/2028	505	620
3.40%, 4/1/2030	535	628
3.20%, 7/15/2036	1,700	1,980
3.75%, 4/1/2040	1,556	1,939
3.45%, 2/1/2050	1,440	1,750
Commercial Metals Co. 4.88%, 5/15/2023	84	88
Commonwealth Edison Co.
2.20%, 3/1/2030	340	368
Series 123, 3.75%, 8/15/2047	500	637
3.00%, 3/1/2050	365	425
CommScope, Inc.
6.00%, 3/1/2026(f)	1,535	1,638
8.25%, 3/1/2027(c)(f)	1,435	1,547
Community Health Systems, Inc.
6.25%, 3/31/2023	972	979
8.00%, 3/15/2026(f)	154	158
Comstock Resources, Inc. 9.75%, 8/15/2026	1,425	1,425
Concho Resources, Inc. 3.75%, 10/1/2027	690	756
Connecticut Light and Power Co. (The) 4.30%, 4/15/2044	600	805
Constellation Brands, Inc.
3.15%, 8/1/2029	485	537
3.75%, 5/1/2050	225	265
Constellation Merger Sub, Inc. 8.50%, 9/15/2025(c)(f)	188	157
Constellium SE
5.75%, 5/15/2024(f)	505	515
6.63%, 3/1/2025(f)	250	258
Costco Wholesale Corp. 1.75%, 4/20/2032	780	816
Cox Communications, Inc. 4.80%, 2/1/2035(f)	925	1,189
Crestwood Midstream Partners LP
6.25%, 4/1/2023(j)	19	18
5.75%, 4/1/2025(c)	676	645
Crown Castle International Corp.
REIT, 3.30%, 7/1/2030	1,725	1,950
REIT, 2.25%, 1/15/2031	360	374
REIT, 4.15%, 7/1/2050	390	491
REIT, 3.25%, 1/15/2051	160	179
CSC Holdings LLC
5.50%, 4/15/2027(f)	1,100	1,180
6.50%, 2/1/2029(f)	760	870
5.75%, 1/15/2030(f)	800	887
CSX Corp.
3.25%, 6/1/2027	600	685
4.10%, 3/15/2044	255	328
3.80%, 4/15/2050	770	978
CVS Health Corp.
3.25%, 8/15/2029	540	608
3.75%, 4/1/2030	1,720	2,018
4.13%, 4/1/2040	575	699
4.25%, 4/1/2050	650	828
Dana Financing Luxembourg SARL 6.50%, 6/1/2026(f)	725	759
Dana, Inc. 5.38%, 11/15/2027	500	527
Darling Ingredients, Inc. 5.25%, 4/15/2027(f)	350	374
DaVita, Inc.
5.00%, 5/1/2025	1,431	1,470
4.63%, 6/1/2030(f)	740	788
DCP Midstream Operating LP 5.38%, 7/15/2025	1,423	1,498
Deere & Co. 3.10%, 4/15/2030	1,045	1,217
Dell International LLC
5.88%, 6/15/2021(f)	128	128

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
7.13%, 6/15/2024(f)	180	187
6.02%, 6/15/2026(f)	750	879
4.90%, 10/1/2026(f)	1,050	1,182
6.10%, 7/15/2027(f)	125	148
6.20%, 7/15/2030(f)	575	700
Denbury Resources, Inc. 9.00%, 5/15/2021(f)	195	82
Diamond Sports Group LLC 5.38%, 8/15/2026(f)	827	637
Diamondback Energy, Inc.
4.75%, 5/31/2025	1,205	1,310
5.38%, 5/31/2025	525	545
Discovery Communications LLC
3.63%, 5/15/2030	1,140	1,265
5.20%, 9/20/2047	335	427
DISH DBS Corp.
5.88%, 7/15/2022	479	505
5.00%, 3/15/2023	198	207
5.88%, 11/15/2024	3,820	3,983
7.75%, 7/1/2026(c)	1,539	1,735
Dominion Energy, Inc. Series D, 2.85%, 8/15/2026	198	218
Downstream Development Authority of the Quapaw Tribe of Oklahoma 10.50%, 2/15/2023(f)	372	296
Duke Energy Florida LLC 2.50%, 12/1/2029	2,190	2,439
Duke Energy Indiana LLC 2.75%, 4/1/2050	1,135	1,253
Duke Energy Ohio, Inc. 2.13%, 6/1/2030	280	301
Edgewell Personal Care Co. 5.50%, 6/1/2028(f)	121	131
Edison International 4.95%, 4/15/2025	1,655	1,841
Elanco Animal Health, Inc. 5.65%, 8/28/2028(j)	350	406
Eli Lilly and Co. 2.25%, 5/15/2050	1,400	1,434
Embarq Corp. 8.00%, 6/1/2036	682	799
EMC Corp. 3.38%, 6/1/2023	403	422
Encompass Health Corp.
5.75%, 11/1/2024	445	450
4.50%, 2/1/2028	1,110	1,160
Endo Dac
9.50%, 7/31/2027(f)	163	176
6.00%, 6/30/2028(f)	226	172
Energizer Holdings, Inc.
6.38%, 7/15/2026(f)	1,160	1,236
7.75%, 1/15/2027(f)	1,090	1,210
Energy Transfer Operating LP
2.90%, 5/15/2025	715	723
5.25%, 4/15/2029	1,330	1,445
5.15%, 2/1/2043	360	343
5.15%, 3/15/2045	670	649
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022(g)(k)(l)	760	289
4.40%, 4/1/2024	340	292
Entercom Media Corp. 7.25%, 11/1/2024(c)(f)	230	189
Entergy Corp. 3.75%, 6/15/2050	210	259
Entergy Louisiana LLC 2.90%, 3/15/2051	705	801
Entergy Texas, Inc. 3.55%, 9/30/2049	920	1,108
Enterprise Products Operating LLC
5.20%, 9/1/2020	169	170
3.13%, 7/31/2029	595	654
2.80%, 1/31/2030(c)	265	284
4.85%, 8/15/2042	300	364
4.45%, 2/15/2043	295	340
3.70%, 1/31/2051	1,010	1,093
Envision Healthcare Corp. 8.75%, 10/15/2026(f)	321	128
EP Energy LLC
8.00%, 11/29/2024(f)(i)	396	4
8.00%, 2/15/2025(f)(i)	406	—	(b)
7.75%, 5/15/2026(f)(i)	418	112
EQM Midstream Partners LP
6.00%, 7/1/2025(f)	880	933
4.13%, 12/1/2026	515	501
EQT Corp. 3.00%, 10/1/2022	525	521
Equitable Financial Life Global Funding 1.40%, 7/7/2025(f)	630	637
ESH Hospitality, Inc.
REIT, 5.25%, 5/1/2025(f)	300	306
REIT, 4.63%, 10/1/2027(f)	1,200	1,155
Evergy Metro, Inc. Series 2020, 2.25%, 6/1/2030	805	890
Evergy, Inc. 2.90%, 9/15/2029	1,324	1,464
Exela Intermediate LLC 10.00%, 7/15/2023(f)	1,233	308
Exelon Corp. 4.70%, 4/15/2050	530	732
Exelon Generation Co. LLC 3.25%, 6/1/2025	297	328
Exxon Mobil Corp.
2.99%, 3/19/2025(c)	1,250	1,375
2.61%, 10/15/2030	2,485	2,738
3.00%, 8/16/2039	270	299
3.10%, 8/16/2049(c)	425	476
Fidelity National Information Services, Inc. 3.00%, 8/15/2026	1,345	1,509
FirstEnergy Corp.
Series B, 3.90%, 7/15/2027	966	1,064
2.65%, 3/1/2030	1,939	1,985
Series B, 2.25%, 9/1/2030(c)	168	166
Fiserv, Inc. 3.50%, 7/1/2029	440	509

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Florida Power & Light Co. 3.80%, 12/15/2042	250	322
Ford Motor Co.
8.50%, 4/21/2023	143	159
9.00%, 4/22/2025	1,248	1,470
9.63%, 4/22/2030(c)	62	82
Ford Motor Credit Co. LLC
3.47%, 4/5/2021	1,285	1,285
5.13%, 6/16/2025	235	251
4.39%, 1/8/2026	3,350	3,441
4.27%, 1/9/2027	345	350
Fox Corp. 5.58%, 1/25/2049	175	255
Freeport-McMoRan, Inc.
4.13%, 3/1/2028	271	285
4.38%, 8/1/2028	691	733
Frontier Communications Corp.
8.50%, 4/1/2026(f)(j)	1,020	1,005
8.00%, 4/1/2027(f)(j)	715	740
Gap, Inc. (The) 8.38%, 5/15/2023(c)(f)	470	518
Gartner, Inc. 4.50%, 7/1/2028(f)	435	457
GE Capital International Funding Co. Unlimited Co. 4.42%, 11/15/2035	1,155	1,194
General Electric Co.
3.45%, 5/1/2027	630	662
3.63%, 5/1/2030	1,875	1,898
4.13%, 10/9/2042	270	271
General Motors Co.
4.88%, 10/2/2023	655	714
5.20%, 4/1/2045	340	370
General Motors Financial Co., Inc.
2.75%, 6/20/2025	1,730	1,784
5.25%, 3/1/2026	265	300
Genesis Energy LP
6.25%, 5/15/2026	622	585
7.75%, 2/1/2028	369	356
Gilead Sciences, Inc.
4.00%, 9/1/2036	945	1,234
4.80%, 4/1/2044	185	264
Global Payments, Inc.
3.20%, 8/15/2029	995	1,111
2.90%, 5/15/2030	260	285
GLP Capital LP REIT, 5.75%, 6/1/2028	480	542
Goldman Sachs Group, Inc. (The)
Series P, (ICE LIBOR USD 3 Month + 2.87%), 5.00%, 11/10/2022(g)(k)(l)	530	502
3.50%, 4/1/2025	6,100	6,758
3.85%, 1/26/2027	1,420	1,616
(ICE LIBOR USD 3 Month + 1.51%), 3.69%, 6/5/2028(g)	1,770	2,018
(ICE LIBOR USD 3 Month + 1.16%), 3.81%, 4/23/2029(g)	1,285	1,484
3.80%, 3/15/2030	1,345	1,581
(ICE LIBOR USD 3 Month + 1.37%), 4.02%, 10/31/2038(g)	555	677
Goodyear Tire & Rubber Co. (The) 4.88%, 3/15/2027	73	72
Gray Television, Inc. 7.00%, 5/15/2027(f)	540	590
Greif, Inc. 6.50%, 3/1/2027(f)	349	371
Gulfport Energy Corp. 6.00%, 10/15/2024	515	270
H&E Equipment Services, Inc. 5.63%, 9/1/2025	345	359
Hanesbrands, Inc. 4.88%, 5/15/2026(f)	292	318
HCA, Inc.
5.38%, 2/1/2025	1,013	1,142
5.88%, 2/15/2026	2,880	3,370
4.50%, 2/15/2027	3,320	3,823
5.63%, 9/1/2028	2,273	2,711
3.50%, 9/1/2030	3,050	3,205
5.50%, 6/15/2047	375	503
Healthpeak Properties, Inc.
REIT, 3.00%, 1/15/2030	1,090	1,175
REIT, 2.88%, 1/15/2031	440	467
Herc Holdings, Inc. 5.50%, 7/15/2027(f)	1,045	1,105
Hershey Co. (The) 2.65%, 6/1/2050	310	343
Hertz Corp. (The)
7.13%, 8/1/2026(f)(i)	410	159
6.00%, 1/15/2028(f)(i)	500	198
Hilton Domestic Operating Co., Inc.
5.13%, 5/1/2026	1,000	1,035
4.88%, 1/15/2030	272	286
Hilton Worldwide Finance LLC
4.63%, 4/1/2025(c)	209	212
4.88%, 4/1/2027	1,027	1,067
Hologic, Inc. 4.38%, 10/15/2025(f)	577	591
Home Depot, Inc. (The)
3.30%, 4/15/2040	1,195	1,423
3.13%, 12/15/2049	185	218
3.35%, 4/15/2050	475	578
Honeywell International, Inc. 2.80%, 6/1/2050(c)	160	187
Howmet Aerospace, Inc.
5.13%, 10/1/2024(c)	1,058	1,124
5.90%, 2/1/2027	268	298
Hughes Satellite Systems Corp.
7.63%, 6/15/2021	85	89
5.25%, 8/1/2026	250	274
6.63%, 8/1/2026	300	334
Huntington Bancshares, Inc. 3.15%, 3/14/2021	145	147
Icahn Enterprises LP
6.38%, 12/15/2025	316	328
6.25%, 5/15/2026	241	255
iHeartCommunications, Inc.
8.38%, 5/1/2027	233	231
5.25%, 8/15/2027(f)	965	975

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
ILFC E-Capital Trust I (USD Constant Maturity 30 Year + 1.55%), 3.02%, 12/21/2065(f)(g)	1,015	507
ILFC E-Capital Trust II (US Treasury Yield Curve Rate T Note Constant Maturity 30 Year + 1.80%), 3.27%, 12/21/2065(f)(g)	880	466
Intel Corp. 3.90%, 3/25/2030	1,635	2,007
International Business Machines Corp.
1.70%, 5/15/2027	720	748
2.85%, 5/15/2040	2,185	2,392
International Game Technology plc 6.50%, 2/15/2025(f)	900	970
Interstate Power and Light Co. 2.30%, 6/1/2030	210	223
IQVIA, Inc.
5.00%, 10/15/2026(f)	200	211
5.00%, 5/15/2027(f)	997	1,064
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027(f)	370	384
REIT, 5.25%, 3/15/2028(f)	218	229
REIT, 4.88%, 9/15/2029(f)	500	521
ITC Holdings Corp.
3.35%, 11/15/2027	1,150	1,292
2.95%, 5/14/2030(f)	1,360	1,508
JBS USA LUX SA 5.75%, 6/15/2025(f)	480	496
John Deere Capital Corp. 0.55%, 7/5/2022	52	52
Johnson & Johnson 3.40%, 1/15/2038	495	609
Kaiser Aluminum Corp. 4.63%, 3/1/2028(f)	715	712
Keurig Dr Pepper, Inc.
4.60%, 5/25/2028	1,610	1,981
4.42%, 12/15/2046	210	278
KFC Holding Co. 5.25%, 6/1/2026(f)	470	493
Kimberly-Clark Corp. 3.10%, 3/26/2030	630	733
Kinder Morgan, Inc. 2.00%, 2/15/2031	1,305	1,299
Kraft Heinz Foods Co.
3.95%, 7/15/2025	1,350	1,484
4.63%, 1/30/2029	2,055	2,341
5.00%, 6/4/2042	580	649
Kroger Co. (The) 3.88%, 10/15/2046	550	662
L Brands, Inc.
7.50%, 6/15/2029	805	828
6.88%, 11/1/2035	455	436
L3Harris Technologies, Inc.
3.83%, 4/27/2025	600	676
4.40%, 6/15/2028	775	936
LABL Escrow Issuer LLC
6.75%, 7/15/2026(f)	1,190	1,285
10.50%, 7/15/2027(f)	315	344
Ladder Capital Finance Holdings LLLP REIT, 5.25%, 10/1/2025(f)	124	114
Lamar Media Corp. 4.00%, 2/15/2030(f)	305	308
Lamb Weston Holdings, Inc. 4.88%, 11/1/2026(c)(f)	664	697
Leidos, Inc.
2.95%, 5/15/2023(c)(f)	300	315
3.63%, 5/15/2025(f)	120	133
4.38%, 5/15/2030(f)	350	408
Lennar Corp.
4.75%, 5/30/2025	124	136
5.00%, 6/15/2027	710	799
Level 3 Financing, Inc.
5.25%, 3/15/2026	952	994
4.63%, 9/15/2027(f)	685	720
Liberty Interactive LLC 8.25%, 2/1/2030	550	580
Live Nation Entertainment, Inc.
5.63%, 3/15/2026(f)	183	174
6.50%, 5/15/2027(f)	980	1,054
4.75%, 10/15/2027(f)	730	675
Lockheed Martin Corp.
4.07%, 12/15/2042	250	334
3.80%, 3/1/2045	575	749
2.80%, 6/15/2050(c)	905	1,020
Lowe’s Cos., Inc. 3.70%, 4/15/2046	1,225	1,452
Macy’s, Inc. 8.38%, 6/15/2025(f)	1,370	1,434
Marriott International, Inc. Series EE, 5.75%, 5/1/2025	530	588
Marriott Ownership Resorts, Inc.
6.50%, 9/15/2026	402	412
4.75%, 1/15/2028(f)	20	19
Martin Midstream Partners LP 7.25%, 2/15/2021	363	290
MassMutual Global Funding II
2.50%, 10/17/2022(a)	100	105
0.85%, 6/9/2023(f)	220	222
Mastercard, Inc. 3.85%, 3/26/2050	310	415
Mattel, Inc.
3.15%, 3/15/2023	173	169
6.75%, 12/31/2025(f)	1,529	1,638
5.88%, 12/15/2027(f)	500	538
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024(f)	766	781
7.25%, 4/15/2025(f)	805	773
McDonald’s Corp. 4.20%, 4/1/2050	910	1,162
Merck & Co., Inc.
2.35%, 6/24/2040	200	215
3.70%, 2/10/2045	455	592
2.45%, 6/24/2050	155	167
Meredith Corp. 6.88%, 2/1/2026	1,210	1,051
MetLife, Inc. 4.13%, 8/13/2042(c)	205	266

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Metropolitan Life Global Funding I 2.40%, 6/17/2022(f)	239	248
MGM Growth Properties Operating Partnership LP REIT, 5.75%, 2/1/2027	1,676	1,814
MGM Resorts International
6.75%, 5/1/2025	500	520
5.75%, 6/15/2025(c)	1,189	1,228
4.63%, 9/1/2026	264	256
5.50%, 4/15/2027(c)	1,500	1,507
Microsoft Corp.
3.50%, 2/12/2035	970	1,227
3.45%, 8/8/2036	1,060	1,327
3.70%, 8/8/2046	1,060	1,377
2.53%, 6/1/2050	465	509
Mondelez International, Inc. 0.63%, 7/1/2022	55	55
Morgan Stanley
(SOFR + 1.15%), 2.72%, 7/22/2025(g)	3,415	3,651
3.88%, 1/27/2026	1,390	1,596
(ICE LIBOR USD 3 Month + 1.34%), 3.59%, 7/22/2028(g)	2,520	2,879
(SOFR + 1.14%), 2.70%, 1/22/2031(g)	2,270	2,473
(SOFR + 3.12%), 3.62%, 4/1/2031(g)	1,325	1,549
Mosaic Co. (The) 4.05%, 11/15/2027(c)	620	669
MPH Acquisition Holdings LLC 7.13%, 6/1/2024(f)	268	275
MPLX LP
4.00%, 3/15/2028(c)	945	1,029
4.50%, 4/15/2038	950	1,012
4.70%, 4/15/2048	285	307
MSCI, Inc. 5.38%, 5/15/2027(f)	454	495
Nabors Industries Ltd. 7.25%, 1/15/2026(f)	235	148
Narragansett Electric Co. (The) 3.40%, 4/9/2030(f)	435	506
National Securities Clearing Corp. 1.20%, 4/23/2023(f)	250	255
Nationstar Mortgage Holdings, Inc. 8.13%, 7/15/2023(f)	363	378
Navient Corp.
6.50%, 6/15/2022	560	585
6.13%, 3/25/2024	455	471
5.00%, 3/15/2027	255	244
NCR Corp.
5.75%, 9/1/2027(f)	1,240	1,280
6.13%, 9/1/2029(f)	365	400
Neiman Marcus Group Ltd. LLC
14.00% (Blend (cash 8.00% + PIK 6.00%), 4/25/2024(f)(h)(i)	168	57
8.00%, 10/25/2024(f)(i)	232	10
Netflix, Inc.
5.88%, 11/15/2028	865	1,068
5.38%, 11/15/2029(f)	222	269
4.88%, 6/15/2030(f)	2,090	2,457
New Albertsons LP
7.75%, 6/15/2026	15	16
7.45%, 8/1/2029	40	45
8.00%, 5/1/2031	420	477
Newell Brands, Inc.
4.70%, 4/1/2026(j)	2,015	2,182
5.87%, 4/1/2036(j)	110	124
Newmont Corp. 3.63%, 6/9/2021	225	230
Nexstar Broadcasting, Inc.
5.63%, 8/1/2024(f)	728	748
5.63%, 7/15/2027(f)	1,219	1,305
NextEra Energy Capital Holdings, Inc.
2.75%, 5/1/2025	2,355	2,580
2.75%, 11/1/2029	1,345	1,502
2.25%, 6/1/2030(c)	1,455	1,567
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025(c)(f)	175	180
Nielsen Finance LLC 5.00%, 4/15/2022(f)	1,167	1,172
NIKE, Inc.
3.25%, 3/27/2040	830	974
3.38%, 3/27/2050	180	221
Norfolk Southern Corp. 3.05%, 5/15/2050	1,527	1,721
Northrop Grumman Corp. 3.25%, 1/15/2028	2,715	3,105
Novelis Corp.
5.88%, 9/30/2026(f)	464	495
4.75%, 1/30/2030(f)	470	490
NRG Energy, Inc.
3.75%, 6/15/2024(f)	2,965	3,178
6.63%, 1/15/2027	1,262	1,344
NuStar Logistics LP 6.00%, 6/1/2026	186	191
Oasis Petroleum, Inc.
6.88%, 3/15/2022	908	168
6.25%, 5/1/2026(f)	483	86
Occidental Petroleum Corp. 2.70%, 8/15/2022	1,245	1,202
8.00%, 7/15/2025(c)	1,650	1,803
8.50%, 7/15/2027	390	434
8.88%, 7/15/2030	454	511
Ohio Power Co. Series P, 2.60%, 4/1/2030	425	469
Oncor Electric Delivery Co. LLC 3.70%, 5/15/2050(f)	160	210
ONE Gas, Inc. 2.00%, 5/15/2030	200	212
OneMain Finance Corp.
7.13%, 3/15/2026	1,087	1,274
5.38%, 11/15/2029	570	602
ONEOK, Inc. 3.40%, 9/1/2029	1,220	1,188
Oracle Corp.
2.80%, 4/1/2027	1,195	1,327
3.60%, 4/1/2040	1,720	2,035
3.60%, 4/1/2050	1,605	1,912
Otis Worldwide Corp. 2.57%, 2/15/2030(f)	1,380	1,498
Outfront Media Capital LLC 5.00%, 8/15/2027(f)	527	516

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
PACCAR Financial Corp. 0.80%, 6/8/2023	16	16
Pacific Gas and Electric Co.
3.85%, 11/15/2023	2,200	2,327
4.45%, 4/15/2042	975	1,085
4.60%, 6/15/2043	589	671
4.00%, 12/1/2046(c)	610	650
PacifiCorp
2.70%, 9/15/2030(c)	1,235	1,399
4.13%, 1/15/2049	520	702
3.30%, 3/15/2051	1,335	1,640
Par Pharmaceutical, Inc. 7.50%, 4/1/2027(f)	1,402	1,491
Parsley Energy LLC
5.25%, 8/15/2025(f)	860	873
5.63%, 10/15/2027(f)	173	181
PBF Holding Co. LLC
9.25%, 5/15/2025(f)	306	342
6.00%, 2/15/2028(f)	315	254
PECO Energy Co. 2.80%, 6/15/2050	234	268
Penske Automotive Group, Inc. 5.50%, 5/15/2026	597	624
PepsiCo, Inc. 3.50%, 3/19/2040	235	293
Performance Food Group, Inc. 5.50%, 10/15/2027(f)	768	793
PetSmart, Inc.
7.13%, 3/15/2023(f)	1,524	1,539
5.88%, 6/1/2025(f)	1,305	1,338
Pfizer, Inc.
2.55%, 5/28/2040	900	996
2.70%, 5/28/2050	600	673
PG&E Corp. 5.00%, 7/1/2028	1,080	1,111
Philip Morris International, Inc.
1.50%, 5/1/2025	170	176
2.10%, 5/1/2030	1,750	1,853
3.88%, 8/21/2042	780	940
Phillips 66 2.15%, 12/15/2030	1,412	1,399
Phillips 66 Partners LP 3.15%, 12/15/2029	465	474
Pilgrim’s Pride Corp. 5.75%, 3/15/2025(f)	175	179
Plains All American Pipeline LP 3.80%, 9/15/2030	440	440
Plantronics, Inc. 5.50%, 5/31/2023(f)	271	256
Polaris Intermediate Corp. 8.50% (cash), 12/1/2022(f)(h)	222	226
Post Holdings, Inc.
5.00%, 8/15/2026(f)	1,178	1,234
5.50%, 12/15/2029(f)	735	807
Prestige Brands, Inc. 5.13%, 1/15/2028(f)	440	462
Prime Security Services Borrower LLC 5.75%, 4/15/2026(f)	458	508
Prologis LP REIT, 3.25%, 10/1/2026(c)	775	878
Prudential Financial, Inc. 3.00%, 3/10/2040	350	395
Public Service Co. of Colorado
Series 35, 1.90%, 1/15/2031	675	715
Series 36, 2.70%, 1/15/2051(c)	330	366
Public Service Electric and Gas Co. 2.70%, 5/1/2050	440	495
QEP Resources, Inc. 5.63%, 3/1/2026(c)	459	267
Qorvo, Inc. 5.50%, 7/15/2026	482	517
QUALCOMM, Inc.
2.15%, 5/20/2030(c)	520	556
3.25%, 5/20/2050	350	412
Quicken Loans LLC 5.75%, 5/1/2025(f)	390	402
Range Resources Corp. 9.25%, 2/1/2026(f)	320	309
Raytheon Technologies Corp.
4.13%, 11/16/2028	4,470	5,370
4.45%, 11/16/2038	195	252
Refinitiv US Holdings, Inc.
6.25%, 5/15/2026(f)	421	455
8.25%, 11/15/2026(f)	139	154
Reliance Standard Life Global Funding II 2.15%, 1/21/2023(f)	83	85
Republic Services, Inc. 3.05%, 3/1/2050	465	521
Revlon Consumer Products Corp. 6.25%, 8/1/2024	388	71
RHP Hotel Properties LP
REIT, 5.00%, 4/15/2023	475	462
REIT, 4.75%, 10/15/2027	255	237
Rite Aid Corp.
7.50%, 7/1/2025(f)	903	919
8.00%, 11/15/2026(f)	513	528
Roper Technologies, Inc.
2.95%, 9/15/2029	465	520
2.00%, 6/30/2030	370	386
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023(f)	406	428
11.50%, 6/1/2025(f)	1,462	1,611
Ryder System, Inc. 2.88%, 9/1/2020	158	158
Sabine Pass Liquefaction LLC 4.50%, 5/15/2030(f)	340	391
Sabre GLBL, Inc. 5.38%, 4/15/2023(f)	850	834
San Diego Gas & Electric Co. Series UUU, 3.32%, 4/15/2050	505	603
SBA Communications Corp.
REIT, 4.88%, 9/1/2024	380	391
REIT, 3.88%, 2/15/2027(f)	1,005	1,040
Schlumberger Holdings Corp. 3.90%, 5/17/2028(f)	630	695
Sealed Air Corp. 5.25%, 4/1/2023(f)	100	106

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Sensata Technologies BV 5.00%, 10/1/2025(f)	1,578	1,704
Sensata Technologies, Inc. 4.38%, 2/15/2030(f)	370	395
Service Corp. International
8.00%, 11/15/2021	95	101
4.63%, 12/15/2027	520	553
5.13%, 6/1/2029	680	751
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	440	494
Simon Property Group LP
REIT, 3.38%, 10/1/2024	970	1,052
REIT, 3.50%, 9/1/2025	455	502
REIT, 3.25%, 9/13/2049	370	371
Sinclair Television Group, Inc.
5.63%, 8/1/2024(f)	769	778
5.88%, 3/15/2026(f)	104	104
Sirius XM Radio, Inc.
4.63%, 7/15/2024(f)	103	108
5.00%, 8/1/2027(f)	1,700	1,812
5.50%, 7/1/2029(f)	1,455	1,621
Six Flags Entertainment Corp.
4.88%, 7/31/2024(f)	773	734
5.50%, 4/15/2027(c)(f)	168	159
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025(f)	975	1,047
SM Energy Co.
6.75%, 9/15/2026	250	125
6.63%, 1/15/2027(c)	254	125
Solera LLC 10.50%, 3/1/2024(f)	127	134
Southern California Edison Co.
2.25%, 6/1/2030(c)	2,470	2,558
3.65%, 2/1/2050	210	240
Southwest Gas Corp. 2.20%, 6/15/2030	658	708
Southwestern Energy Co. 6.45%, 1/23/2025(j)	860	794
Spectrum Brands, Inc.
5.75%, 7/15/2025	746	768
5.00%, 10/1/2029(f)	889	916
Spirit AeroSystems, Inc. 7.50%, 4/15/2025(f)	440	432
Sprint Capital Corp. 8.75%, 3/15/2032	1,352	2,085
Sprint Corp.
7.13%, 6/15/2024	2,809	3,277
7.63%, 2/15/2025	4,599	5,586
7.63%, 3/1/2026	315	393
SS&C Technologies, Inc. 5.50%, 9/30/2027(f)	876	942
Standard Industries, Inc.
6.00%, 10/15/2025(f)	170	177
5.00%, 2/15/2027(f)	302	322
4.75%, 1/15/2028(f)	1,685	1,801
Staples, Inc.
7.50%, 4/15/2026(f)	1,615	1,417
10.75%, 4/15/2027(f)	600	381
Starbucks Corp.
3.75%, 12/1/2047	715	836
3.35%, 3/12/2050	290	320
Station Casinos LLC
5.00%, 10/1/2025(f)	131	124
4.50%, 2/15/2028(f)	190	170
Stryker Corp.
1.95%, 6/15/2030	280	291
2.90%, 6/15/2050	230	251
Summit Materials LLC
5.13%, 6/1/2025(f)	225	230
6.50%, 3/15/2027(f)	40	44
Sunoco Logistics Partners Operations LP
5.30%, 4/1/2044	185	180
5.35%, 5/15/2045	325	320
Targa Resources Partners LP
5.25%, 5/1/2023	430	433
5.13%, 2/1/2025	550	558
5.88%, 4/15/2026	1,973	2,097
5.50%, 3/1/2030(f)	690	725
Team Health Holdings, Inc. 6.38%, 2/1/2025(f)	695	403
TEGNA, Inc. 5.50%, 9/15/2024(c)(f)	194	199
Teleflex, Inc. 4.63%, 11/15/2027	690	746
Tempur Sealy International, Inc. 5.50%, 6/15/2026	1,427	1,491
Tenet Healthcare Corp.
4.63%, 7/15/2024	600	613
5.13%, 5/1/2025	750	772
4.88%, 1/1/2026(f)	1,613	1,687
6.25%, 2/1/2027(f)	1,600	1,700
5.13%, 11/1/2027(f)	964	1,024
Texas Competitive Electric Holdings Co. LLC 11.50%, 10/1/2020‡(i)	1,000	—	(b)
Texas Instruments, Inc. 1.75%, 5/4/2030(c)	705	739
Time Warner Cable LLC 4.50%, 9/15/2042	750	867
TJX Cos., Inc. (The) 3.50%, 4/15/2025	815	909
T-Mobile USA, Inc.
6.00%, 4/15/2024	119	122
6.38%, 3/1/2025	721	740
5.13%, 4/15/2025	760	779
3.75%, 4/15/2027(f)	1,435	1,631
4.75%, 2/1/2028	2,237	2,424
2.05%, 2/15/2028(f)	1,725	1,771
3.88%, 4/15/2030(f)	445	509
2.55%, 2/15/2031(c)(f)	1,515	1,574
4.38%, 4/15/2040(f)	525	643
Transcontinental Gas Pipe Line Co. LLC 3.25%, 5/15/2030(f)	1,680	1,833
TransDigm, Inc. 6.25%, 3/15/2026(f)	1,034	1,091
Transocean Pontus Ltd. 6.13%, 8/1/2025(f)	519	479
Transocean Poseidon Ltd. 6.88%, 2/1/2027(f)	502	453
Travelers Cos., Inc. (The) 2.55%, 4/27/2050	675	729
Tronox, Inc. 6.50%, 4/15/2026(f)	563	564

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Trustees of Boston University Series Ee, 3.17%, 10/1/2050	560	614
Tucson Electric Power Co. 4.00%, 6/15/2050	705	889
Tyson Foods, Inc.
3.55%, 6/2/2027	1,185	1,349
4.55%, 6/2/2047	190	247
UDR, Inc. REIT, 3.20%, 1/15/2030	570	642
Union Electric Co. 2.95%, 3/15/2030(c)	1,710	1,958
Union Pacific Corp.
4.38%, 9/10/2038	320	415
3.55%, 8/15/2039	1,495	1,788
United Rentals North America, Inc.
4.63%, 10/15/2025	175	180
5.50%, 5/15/2027	580	623
4.88%, 1/15/2028	1,445	1,552
5.25%, 1/15/2030	845	925
3.88%, 2/15/2031	429	429
United States Steel Corp. 12.00%, 6/1/2025(f)	203	210
UnitedHealth Group, Inc.
3.50%, 8/15/2039	955	1,170
2.75%, 5/15/2040	213	239
2.90%, 5/15/2050	785	891
Upjohn, Inc.
1.13%, 6/22/2022(f)	324	327
1.65%, 6/22/2025(f)	255	262
2.30%, 6/22/2027(f)	320	337
2.70%, 6/22/2030(f)	835	891
3.85%, 6/22/2040(f)	140	159
4.00%, 6/22/2050(f)	295	336
Verizon Communications, Inc.
4.33%, 9/21/2028	2,340	2,885
3.15%, 3/22/2030	1,705	1,957
4.27%, 1/15/2036	2,205	2,833
4.00%, 3/22/2050	425	572
ViacomCBS, Inc.
4.75%, 5/15/2025	835	961
4.20%, 5/19/2032	800	918
4.60%, 1/15/2045	515	579
VICI Properties LP
REIT, 3.50%, 2/15/2025(f)	145	147
REIT, 4.25%, 12/1/2026(f)	251	259
REIT, 3.75%, 2/15/2027(f)	160	161
REIT, 4.63%, 12/1/2029(f)	451	475
REIT, 4.13%, 8/15/2030(f)	535	541
Visa, Inc. 2.70%, 4/15/2040(c)	915	1,040
Vistra Operations Co. LLC
5.63%, 2/15/2027(f)	550	591
5.00%, 7/31/2027(f)	285	304
W&T Offshore, Inc. 9.75%, 11/1/2023(f)	925	617
Walmart, Inc. 3.95%, 6/28/2038	695	924
Walt Disney Co. (The)
3.50%, 5/13/2040	605	695
2.75%, 9/1/2049	350	359
Wells Fargo & Co.
2.63%, 7/22/2022	239	249
(ICE LIBOR USD 3 Month + 0.83%), 2.41%, 10/30/2025(g)	910	957
3.00%, 4/22/2026	1,630	1,786
(ICE LIBOR USD 3 Month + 1.17%), 3.20%, 6/17/2027(g)	2,990	3,277
(ICE LIBOR USD 3 Month + 1.31%), 3.58%, 5/22/2028(g)	2,140	2,401
(SOFR + 2.10%), 2.39%, 6/2/2028(g)	655	688
(ICE LIBOR USD 3 Month + 1.00%), 2.57%, 2/11/2031(g)	1,550	1,645
(ICE LIBOR USD 3 Month + 3.77%), 4.48%, 4/4/2031(g)	2,515	3,088
(SOFR + 2.53%), 3.07%, 4/30/2041(g)	630	688
Welltower, Inc.
REIT, 4.00%, 6/1/2025	860	964
REIT, 3.10%, 1/15/2030	990	1,042
REIT, 2.75%, 1/15/2031	710	724
WESCO Distribution, Inc.
7.13%, 6/15/2025(f)	812	891
7.25%, 6/15/2028(f)	972	1,062
Western Digital Corp. 4.75%, 2/15/2026(c)	243	264
Whiting Petroleum Corp.
5.75%, 3/15/2021(i)	271	46
6.63%, 1/15/2026(i)	165	29
Windstream Services LLC 8.63%, 10/31/2025(f)(j)	409	245
WMG Acquisition Corp. 3.88%, 7/15/2030(f)	1,030	1,102
Wolverine Escrow LLC 9.00%, 11/15/2026(f)	940	682
WPX Energy, Inc.
5.25%, 10/15/2027	595	587
4.50%, 1/15/2030	1,345	1,252
Wyndham Destinations, Inc. 5.75%, 4/1/2027(j)	287	284
Wynn Las Vegas LLC 5.50%, 3/1/2025(f)	1,113	1,046
Wynn Resorts Finance LLC 5.13%, 10/1/2029(f)	525	503
Xcel Energy, Inc. 3.40%, 6/1/2030(c)	1,190	1,398
XPO Logistics, Inc. 6.75%, 8/15/2024(f)	724	779
Xylem, Inc. 1.95%, 1/30/2028	450	469
Yum! Brands, Inc. 4.75%, 1/15/2030(f)	475	515
Zayo Group Holdings, Inc.
4.00%, 3/1/2027(f)	410	411
6.13%, 3/1/2028(f)	410	423
Zoetis, Inc. 3.90%, 8/20/2028	1,465	1,756

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
3.00%, 5/15/2050		445	503

			665,706

Venezuela, Bolivarian Republic of — 0.0%(d)
Petroleos de Venezuela SA
8.50%, 10/27/2020(a)(i)		75	8
9.00%, 11/17/2021(a)(i)		50	1
12.75%, 2/17/2022(a)(i)		120	3

			12

TOTAL CORPORATE BONDS (Cost $829,964)			862,573

FOREIGN GOVERNMENT SECURITIES — 6.8%
Australia — 0.2%
Commonwealth of Australia
2.75%, 4/21/2024(a)	AUD	504	393
3.25%, 4/21/2025(a)	AUD	1,002	811
2.75%, 6/21/2035(a)	AUD	1,165	1,014
2.75%, 5/21/2041(a)	AUD	360	313
3.00%, 3/21/2047(a)	AUD	4,022	3,699

			6,230

Austria — 0.0%(d)
Republic of Austria 0.85%, 6/30/2120(a)	EUR	731	1,032

Belgium — 0.2%
Kingdom of Belgium
0.50%, 10/22/2024(a)	EUR	1,380	1,701
0.80%, 6/22/2027(a)	EUR	845	1,080
0.10%, 6/22/2030(a)	EUR	1,267	1,541
1.00%, 6/22/2031(a)	EUR	1,255	1,665
1.90%, 6/22/2038(a)	EUR	1,090	1,670
1.60%, 6/22/2047(a)	EUR	185	281
1.70%, 6/22/2050(a)	EUR	106	167
2.15%, 6/22/2066(a)	EUR	247	472

			8,577

Canada — 0.1%
Canada Government Bond
5.00%, 6/1/2037	CAD	375	470
4.00%, 6/1/2041	CAD	285	342
3.50%, 12/1/2045	CAD	274	325
2.75%, 12/1/2048	CAD	198	216
2.00%, 12/1/2051	CAD	152	147
2.75%, 12/1/2064	CAD	130	162

			1,662

China — 0.1%
Export-Import Bank of China (The) 0.75%, 5/28/2023(a)	EUR	3,800	4,514

Denmark — 0.1%
Kingdom of Denmark
0.25%, 11/15/2022(a)	DKK	1,704	275
1.75%, 11/15/2025	DKK	2,373	422
0.50%, 11/15/2027	DKK	3,009	511
4.50%, 11/15/2039	DKK	2,847	857

			2,065

France — 0.3%
French Republic
1.50%, 5/25/2031(a)	EUR	4,739	6,614
1.75%, 6/25/2039(a)	EUR	1,468	2,237
3.25%, 5/25/2045(a)	EUR	514	1,024
2.00%, 5/25/2048(a)	EUR	990	1,655
1.50%, 5/25/2050(a)	EUR	446	679
0.75%, 5/25/2052(a)	EUR	42	53
1.75%, 5/25/2066(a)	EUR	108	187

			12,449

Germany — 0.0%(d)
Bundesrepublik Deutschland 4.00%, 1/4/2037(a)	EUR	105	215

Indonesia — 0.1%
Republic of Indonesia
2.88%, 7/8/2021(a)	EUR	1,200	1,446
2.15%, 7/18/2024(a)	EUR	1,120	1,376

			2,822

Italy — 1.2%
Buoni Poliennali del Tesoro
3.75%, 8/1/2021(a)	EUR	1,521	1,861
0.35%, 11/1/2021	EUR	3,550	4,208
1.00%, 7/15/2022(a)	EUR	438	526
0.05%, 1/15/2023(a)	EUR	1,422	1,675
0.95%, 3/1/2023	EUR	879	1,059
0.60%, 6/15/2023(a)	EUR	1,532	1,831
2.45%, 10/1/2023(a)	EUR	1,738	2,195
1.85%, 5/15/2024	EUR	879	1,096
0.35%, 2/1/2025(a)	EUR	1,218	1,431
1.50%, 6/1/2025	EUR	1,281	1,583
1.85%, 7/1/2025(a)	EUR	658	825
0.85%, 1/15/2027(a)	EUR	3,530	4,203
3.00%, 8/1/2029(a)	EUR	437	607
1.35%, 4/1/2030(a)	EUR	4,702	5,725
0.40%, 5/15/2030(a)	EUR	1,200	1,400
1.65%, 3/1/2032(a)	EUR	2,334	2,898
2.25%, 9/1/2036(a)	EUR	2,032	2,666
4.75%, 9/1/2044(a)	EUR	610	1,122
2.70%, 3/1/2047(a)	EUR	690	949
3.45%, 3/1/2048(a)	EUR	704	1,100
2.80%, 3/1/2067(a)	EUR	252	351
Italian Republic Government Bond 2.38%, 10/17/2024		5,381	5,489

			44,800

Japan — 2.8%
Japan Bank for International Cooperation 3.13%, 7/20/2021		1,298	1,333
Japan Finance Organization for Municipalities
2.13%, 4/13/2021(a)		1,800	1,821
0.88%, 9/22/2021(a)	EUR	2,800	3,341
3.25%, 4/24/2023(f)		1,890	2,027
Japan Government Bond
0.80%, 9/20/2022	JPY	878,450	8,465
0.10%, 12/20/2022	JPY	559,700	5,319
0.80%, 9/20/2023	JPY	121,750	1,185
0.10%, 6/20/2024	JPY	459,150	4,380
0.10%, 9/20/2024	JPY	532,700	5,084
0.50%, 9/20/2024	JPY	393,150	3,813
0.10%, 12/20/2024	JPY	55,350	528
0.10%, 6/20/2026	JPY	650,000	6,222
0.10%, 12/20/2029	JPY	720,150	6,877
0.10%, 3/20/2030	JPY	76,050	725
0.10%, 6/20/2030	JPY	359,450	3,424
1.60%, 3/20/2032	JPY	435,300	4,825

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
1.50%, 6/20/2034	JPY	517,800	5,759
1.40%, 9/20/2034	JPY	416,700	4,588
0.70%, 3/20/2037	JPY	796,400	8,003
0.60%, 9/20/2037	JPY	929,750	9,190
1.50%, 3/20/2045	JPY	126,150	1,479
1.40%, 12/20/2045	JPY	279,250	3,221
0.80%, 12/20/2047	JPY	265,150	2,697
0.40%, 9/20/2049	JPY	29,350	268
0.40%, 12/20/2049	JPY	433,100	3,956
0.40%, 3/20/2050	JPY	9,150	83
0.90%, 3/20/2057	JPY	141,900	1,500

			100,113

Kuwait — 0.0%(d)
State of Kuwait 2.75%, 3/20/2022(a)		700	724

Netherlands — 0.1%
Kingdom of Netherlands
0.25%, 7/15/2029(a)	EUR	1,225	1,537
2.50%, 1/15/2033(a)	EUR	910	1,457
0.50%, 1/15/2040(a)	EUR	473	627
2.75%, 1/15/2047(a)	EUR	378	784

			4,405

Qatar — 0.0%(d)
State of Qatar 3.88%, 4/23/2023(f)		860	929

Saudi Arabia — 0.1%
Kingdom of Saudi Arabia 2.38%, 10/26/2021(a)		3,700	3,767

South Korea — 0.1%
Export-Import Bank of Korea 4.38%, 9/15/2021		2,900	3,018

Spain — 0.6%
Bonos and Obligaciones del Estado
0.40%, 4/30/2022	EUR	1,369	1,635
0.45%, 10/31/2022	EUR	1,521	1,825
0.00%, 1/31/2025	EUR	779	926
1.50%, 4/30/2027(a)	EUR	2,179	2,833
1.40%, 7/30/2028(a)	EUR	102	133
1.45%, 4/30/2029(a)	EUR	184	241
0.60%, 10/31/2029(a)	EUR	1,110	1,353
0.50%, 4/30/2030(a)	EUR	1,833	2,208
1.95%, 7/30/2030(a)	EUR	2,149	2,947
1.25%, 10/31/2030(a)	EUR	240	309
2.35%, 7/30/2033(a)	EUR	1,984	2,877
1.20%, 10/31/2040(a)	EUR	1,440	1,791
4.70%, 7/30/2041(a)	EUR	696	1,421
2.70%, 10/31/2048(a)	EUR	585	959
1.00%, 10/31/2050(a)	EUR	76	87
3.45%, 7/30/2066(a)	EUR	311	628

			22,173

Sweden — 0.1%
Kingdom of Sweden
1.50%, 11/13/2023(a)	SEK	4,690	566
0.75%, 5/12/2028	SEK	1,985	242
0.75%, 11/12/2029(a)	SEK	945	116
3.50%, 3/30/2039	SEK	1,370	245
Svensk Exportkredit AB 2.88%, 3/14/2023		3,300	3,516

			4,685

Ukraine — 0.0%(d)
Ukraine Government Bond 17.25%, 9/30/2020(a)	UAH	2,733	99

United Kingdom — 0.7%
United Kingdom of Great Britain and Northern Ireland
0.75%, 7/22/2023(a)	GBP	1,064	1,429
0.63%, 6/7/2025(a)	GBP	1,119	1,518
4.25%, 3/7/2036(a)	GBP	895	1,850
1.75%, 9/7/2037(a)	GBP	2,533	3,995
4.75%, 12/7/2038(a)	GBP	1,018	2,332
4.25%, 12/7/2046(a)	GBP	975	2,402
1.50%, 7/22/2047(a)	GBP	1,375	2,194
1.75%, 1/22/2049(a)	GBP	1,512	2,565
1.75%, 7/22/2057(a)	GBP	1,689	3,073
2.50%, 7/22/2065(a)	GBP	947	2,201

			23,559

Venezuela, Bolivarian Republic of — 0.0%(d)
Bolivarian Republic of Venezuela
7.75%, 10/13/2019(a)(i)		10	1
12.75%, 8/23/2022(a)(i)		180	12
9.25%, 5/7/2028(a)(i)		180	11

			24

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $230,918)			247,862

COMMERCIAL MORTGAGE-BACKED SECURITIES — 3.0%
Cayman Islands — 0.0%(d)
GPMT Ltd. Series 2018-FL1, Class AS, 1.38%, 11/21/2035‡(f)(m)		1,000	968

United States — 3.0%
BX Commercial Mortgage Trust Series 2020-BXLP, Class F, 2.17%, 12/15/2036‡(f)(m)		564	550
CAMB Commercial Mortgage Trust
Series 2019-LIFE, Class C, 1.62%, 12/15/2037‡(f)(m)		2,900	2,853
Series 2019-LIFE, Class E, 2.32%, 12/15/2037‡(f)(m)		2,845	2,750
Series 2019-LIFE, Class G, 3.42%, 12/15/2037‡(f)(m)		2,560	2,417
Citigroup Commercial Mortgage Trust
Series 2019-SMRT, Class D, 4.74%, 1/10/2036‡(f)(m)		3,160	3,222
Series 2019-PRM, Class E, 4.73%, 5/10/2036‡(f)(m)		1,650	1,616
Series 2017-P7, Class B, 4.14%, 4/14/2050‡(m)		960	1,000

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Credit Suisse Mortgage Capital Certificates Series 2019-ICE4, Class D, 1.77%, 5/15/2036‡(f)(m)	3,000	2,928
FHLMC Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029(m)	9,520	1,441
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.30%, 7/25/2023(m)	105,512	827
Series KC03, Class X1, IO, 0.49%, 11/25/2024(m)	29,792	548
Series K734, Class X3, IO, 2.17%, 7/25/2026(m)	7,480	771
Series KC04, Class X1, IO, 1.25%, 12/25/2026(m)	12,999	747
Series K064, Class X3, IO, 2.13%, 5/25/2027(m)	14,685	1,734
Series K078, Class X1, IO, 0.09%, 6/25/2028(m)	63,642	598
Series K082, Class X1, IO, 0.01%, 9/25/2028(m)	420,790	1,949
Series K083, Class X1, IO, 0.03%, 9/25/2028(m)	134,047	813
Series K082, Class X3, IO, 2.21%, 10/25/2028(m)	9,250	1,340
Series K084, Class X3, IO, 2.24%, 11/25/2028(m)	10,000	1,471
Series K094, Class X1, IO, 0.88%, 6/25/2029(m)	40,606	2,777
Series K105, Class X1, IO, 1.65%, 1/25/2030(m)	21,455	2,653
Series K723, Class X3, IO, 1.92%, 10/25/2034(m)	6,909	366
Series K153, Class X3, IO, 3.77%, 4/25/2035(m)	5,395	1,585
Series K716, Class X3, IO, 1.80%, 8/25/2042(m)	16,608	272
Series K721, Class X3, IO, 1.30%, 11/25/2042(m)	22,604	586
Series K726, Class X3, IO, 2.14%, 7/25/2044(m)	15,363	1,046
Series K059, Class X3, IO, 1.92%, 11/25/2044(m)	15,200	1,521
Series K070, Class X3, IO, 2.04%, 12/25/2044(m)	7,175	877
Series K065, Class X3, IO, 2.18%, 7/25/2045(m)	16,900	2,067
Series K728, Class X3, IO, 1.95%, 11/25/2045(m)	8,624	596
Series K071, Class X3, IO, 2.01%, 11/25/2045(m)	8,000	963
Series K072, Class X3, IO, 2.14%, 12/25/2045(m)	5,200	668
Series K087, Class X3, IO, 2.32%, 1/25/2046(m)	11,320	1,704
Series K081, Class X3, IO, 2.23%, 9/25/2046(m)	15,822	2,295
Series K088, Class X3, IO, 2.35%, 2/25/2047(m)	16,690	2,686
Series K092, Class X3, IO, 2.25%, 5/25/2047(m)	7,055	1,111
Series K094, Class X3, IO, 2.12%, 7/25/2047(m)	14,794	2,240
FNMA ACES Series 2019-M21, Class X2, IO, 1.35%, 2/25/2031(m)	3,724	403
FREMF Series 2018-KF46, Class B, 2.11%, 3/25/2028(f)(m)	475	461
FREMF Mortgage Trust
Series 2015-KF09, Class B, 5.51%, 5/25/2022(f)(m)	118	117
Series 2015-KF10, Class B, 6.26%, 7/25/2022(f)(m)	429	426
Series 2018-KI01, Class B, 2.61%, 9/25/2022(f)(m)	1,692	1,671
Series 2017-KF31, Class B, 3.06%, 4/25/2024(f)(m)	141	138
Series 2017-KF32, Class B, 2.71%, 5/25/2024(f)(m)	437	414
Series 2017-KF36, Class B, 2.81%, 8/25/2024(f)(m)	459	446
Series 2017-KF38, Class B, 2.66%, 9/25/2024(f)(m)	456	438
Series 2018-KF42, Class B, 2.36%, 12/25/2024(f)(m)	392	378
Series 2018-K731, Class B, 3.93%, 2/25/2025(f)(m)	1,450	1,557
Series 2018-KF45, Class B, 2.11%, 3/25/2025(f)(m)	933	882
Series 2018-KF47, Class B, 2.16%, 5/25/2025(f)(m)	848	803
Series 2018-KF49, Class B, 2.06%, 6/25/2025(f)(m)	530	501
Series 2018-KC02, Class B, 4.09%, 7/25/2025(f)(m)	1,530	1,538
Series 2018-KF53, Class B, 2.21%, 10/25/2025(m)	2,100	1,975
Series 2019-KC03, Class B, 4.37%, 1/25/2026(f)(m)	1,325	1,359
Series 2019-KF62, Class B, 2.21%, 4/25/2026(f)(m)	954	897
Series 2019-K736, Class C, 3.76%, 7/25/2026(f)(m)	1,500	1,546
Series 2018-KF48, Class B, 2.21%, 6/25/2028(f)(m)	1,486	1,372
Series 2018-KF50, Class B, 2.06%, 7/25/2028(f)(m)	228	209
Series 2018-K82, Class B, 4.13%, 9/25/2028(f)(m)	725	823
Series 2019-KG01, Class B, 4.16%, 4/25/2029(f)(m)	1,675	1,575
Series 2019-KF63, Class B, 2.51%, 5/25/2029(f)(m)	1,895	1,769
Series 2019-KF65, Class B, 2.56%, 7/25/2029(f)(m)	1,125	1,054
Series 2012-K19, Class C, 4.02%, 5/25/2045(f)(m)	480	493

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2017-K67, Class C, 3.94%, 9/25/2049(f)(m)	770	804
Series 2016-K60, Class B, 3.54%, 12/25/2049(f)(m)	355	386
Series 2017-K65, Class B, 4.07%, 7/25/2050(f)(m)	2,000	2,238
Series 2018-K72, Class B, 3.99%, 12/25/2050(f)(m)	650	726
Series 2018-K74, Class B, 4.09%, 2/25/2051(f)(m)	930	1,047
Series 2018-K75, Class B, 3.98%, 4/25/2051(f)(m)	600	671
Series 2019-K103, Class C, 3.45%, 12/25/2051(f)(m)	235	239
Series 2019-K94, Class C, 3.97%, 7/25/2052(f)(m)	2,257	2,331
Series 2020-K737, Class B, 3.30%, 1/25/2053(f)(m)	400	422
Series 2019-K96, Class B, 3.81%, 8/25/2056(f)(m)	1,110	1,231
GNMA
Series 2012-44, IO, 0.23%, 3/16/2049(m)	5,705	31
Series 2015-86, IO, 0.68%, 5/16/2052(m)	5,460	199
Series 2013-7, IO, 0.33%, 5/16/2053(m)	14,898	272
Series 2014-186, IO, 0.70%, 8/16/2054(m)	8,779	316
Series 2013-178, IO, 0.56%, 6/16/2055(m)	3,039	61
Series 2015-33, IO, 0.71%, 2/16/2056(m)	13,924	566
Series 2015-59, IO, 0.93%, 6/16/2056(m)	5,462	246
Series 2015-172, IO, 0.78%, 3/16/2057(m)	2,993	129
Series 2016-40, IO, 0.69%, 7/16/2057(m)	10,648	452
Series 2016-157, IO, 0.92%, 11/16/2057(m)	9,647	609
Series 2016-71, Class QI, IO, 0.95%, 11/16/2057(m)	24,517	1,468
Series 2016-151, IO, 1.06%, 6/16/2058(m)	19,280	1,304
Series 2017-54, IO, 0.62%, 12/16/2058(m)	7,073	378
Series 2017-86, IO, 0.78%, 5/16/2059(m)	5,235	295
Series 2017-69, IO, 0.80%, 7/16/2059(m)	2,689	156
Series 2017-171, IO, 0.69%, 9/16/2059(m)	2,565	148
Series 2018-119, IO, 0.67%, 5/16/2060(m)	7,052	429
Series 2020-28, IO, 0.86%, 11/16/2061(m)	8,948	674
Series 2020-23, IO, 0.79%, 4/16/2062(m)	14,058	1,027
GS Mortgage Securities Corp. Trust Series 2016-RENT, Class E, 4.07%, 2/10/2029‡(f)(m)	2,500	2,459
GS Mortgage Securities Trust Series 2017-GS5, Class D, 3.51%, 3/10/2050‡(f)(m)	1,209	903
KNDL Mortgage Trust Series 2019-KNSQ, Class E, 1.97%, 5/15/2036‡(f)(m)	990	956
LB Commercial Mortgage Trust Series 2007-C3, Class AJ, 5.91%, 7/15/2044(m)	334	330
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039‡(m)	1,585	914
Morgan Stanley Bank of America Merrill Lynch Trust Series 2014-C15, Class D, 4.91%, 4/15/2047‡(f)(m)	385	310
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040‡(f)(m)	770	670
Series 2006-T23, Class D, 6.19%, 8/12/2041‡(f)(m)	835	841
Multifamily Connecticut Avenue Securities Trust Series 2019-01, Class M7, 1.87%, 10/15/2049‡(f)(m)	379	354
Nationslink Funding Corp. Commercial Loan Pass-Through Certificates Series 1999-LTL1, Class E, 5.00%, 1/22/2026‡(f)	1,550	1,570
Velocity Commercial Capital Loan Trust
Series 2018-2, Class M2, 4.51%, 10/26/2048‡(f)(m)	331	323
Series 2018-2, Class M3, 4.72%, 10/26/2048‡(f)(m)	479	455
Wells Fargo Commercial Mortgage Trust Series 2019-C52, Class XA, IO, 1.62%, 8/15/2052(m)	3,977	435

		108,208

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $113,783)		109,176

COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
Bermuda — 0.1%
Bellemeade Re Ltd.
Series 2018-3A, Class M1B, 2.02%, 10/25/2028‡(f)(m)	906	898
Series 2018-3A, Class M2, 2.92%, 10/25/2028‡(f)(m)	1,440	1,326

		2,224

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
United States — 2.4%
Alternative Loan Trust
Series 2004-27CB, Class A1, 6.00%, 12/25/2034	352	353
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	86	87
Series 2005-11CB, Class 2A1, 5.50%, 6/25/2035	67	67
Series 2005-19CB, Class A2, IF, 16.56%, 6/25/2035(m)	16	19
Series 2005-27, Class 1A6, 0.99%, 8/25/2035(m)	807	732
Series 2005-28CB, Class 2A6, 5.00%, 8/25/2035	887	726
Series 2005-50CB, Class 1A1, 5.50%, 11/25/2035	809	781
Series 2006-4CB, Class 2A6, 5.50%, 4/25/2036	2,124	2,005
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	641	509
American Home Mortgage Investment Trust Series 2006-3, Class 22A1, 2.12%, 12/25/2036(m)	2,204	1,950
Angel Oak Mortgage Trust Series 2019-3, Class B1, 4.10%, 5/25/2059‡(f)(m)	2,203	2,132
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B1, 5.02%, 3/25/2049‡(f)(m)	1,000	1,027
Series 2019-4, Class B1, 4.41%, 7/26/2049(f)(m)	2,813	2,793
Antler Mortgage Trust Series 2018-RTL1, Class A1, 4.34%, 7/25/2022(f)	636	637
Arroyo Mortgage Trust
Series 2019-3, Class M1, 4.20%, 10/25/2048‡(f)(m)	2,000	2,027
Series 2019-2, Class A3, 3.80%, 4/25/2049(f)(m)	2,596	2,644
Banc of America Funding Trust Series 2005-6, Class 1A2, 5.50%, 10/25/2035	51	48
Bear Stearns ALT-A Trust
Series 2003-6, Class 2A2, 3.63%, 1/25/2034(m)	1,377	1,351
Series 2005-4, Class 23A1, 3.75%, 5/25/2035(m)	51	50
Series 2005-4, Class 23A2, 3.75%, 5/25/2035(m)	393	386
Series 2005-7, Class 12A3, 0.85%, 8/25/2035(m)	20	20
Bear Stearns ARM Trust
Series 2005-9, Class A1, 4.27%, 10/25/2035(m)	122	121
Series 2006-1, Class A1, 3.84%, 2/25/2036(m)	224	223
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC3, Class M1, 1.00%, 6/25/2034‡(m)	466	404
Chase Mortgage Finance Trust
Series 2006-S4, Class A5, 6.00%, 12/25/2036	253	170
Series 2007-A1, Class 1A1, 3.91%, 2/25/2037(m)	60	59
Series 2007-A1, Class 8A1, 4.26%, 2/25/2037(m)	98	97
CHL GMSR Issuer Trust Series 2018-GT1, Class B, 3.67%, 5/25/2023‡(f)(m)	840	724
CHL Mortgage Pass-Through Trust
Series 2004-9, Class A7, 5.25%, 6/25/2034	67	67
Series 2004-25, Class 2A1, 0.85%, 2/25/2035(m)	343	311
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	491	421
Series 2005-31, Class 2A1, 3.31%, 1/25/2036(m)	320	282
Series 2006-21, Class A14, 6.00%, 2/25/2037	161	126
Series 2007-10, Class A4, 5.50%, 7/25/2037	204	150
Series 2007-9, Class A11, 5.75%, 7/25/2037	1,797	1,396
Citigroup Mortgage Loan Trust
Series 2005-3, Class 2A2A, 3.58%, 8/25/2035(m)	198	192
Series 2005-11, Class A2A, 4.38%, 10/25/2035(m)	61	60
Citigroup Mortgage Loan Trust, Inc.
Series 2005-4, Class A, 3.72%, 8/25/2035(m)	226	232
Series 2019-IMC1, Class B1, 3.97%, 7/25/2049‡(f)(m)	2,123	2,062
Series 2019-IMC1, Class B2, 5.41%, 7/25/2049‡(f)(m)	2,000	1,871
Connecticut Avenue Securities Trust Series 2019-R05, Class 1B1, 4.27%, 7/25/2039(f)(m)	1,000	861
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 5A1, 6.00%, 12/25/2034	349	371
Deephave Residential Mortgage Trust Series 2019-2A, Class M1, 3.92%, 4/25/2059‡(f)(m)	250	247
Deephaven Residential Mortgage Trust
Series 2017-3A, Class B2, 6.25%, 10/25/2047‡(f)(m)	2,000	1,857
Series 2019-3A, Class B2, 5.66%, 7/25/2059‡(f)(m)	2,000	1,742
Deutsche Alt-A Securities Mortgage Loan Trust
Series 2006-AF1, Class A4, 0.47%, 4/25/2036(m)	552	522
Series 2007-3, Class 2A1, 0.92%, 10/25/2047(m)	2,789	2,483

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
FHLMC STACR REMIC Trust Series 2020-DNA2, Class M2, 2.02%, 2/25/2050(f)(m)	3,000	2,841
FHLMC Structured Agency Credit Risk Debt Notes Series 2017-DNA2, Class B1, 5.32%, 10/25/2029(m)	2,000	2,008
FNMA, Connecticut Avenue Securities
Series 2017-C01, Class 1B1, 5.92%, 7/25/2029(m)	3,010	3,113
Series 2017-C07, Class 1M2, 2.57%, 5/25/2030(m)	1,670	1,615
GCAT Trust Series 2019-NQM2, Class M1, 3.31%, 9/25/2059‡(f)(m)	2,337	2,290
GSR Mortgage Loan Trust Series 2004-11, Class 2A2, 3.80%, 9/25/2034(m)	173	176
HarborView Mortgage Loan Trust Series 2006-14, Class 1A1A, 0.37%, 1/25/2047(m)	1,842	1,593
Homeward Opportunities Fund I Trust
Series 2019-1, Class M1, 3.95%, 1/25/2059‡(f)(m)	500	493
Series 2019-1, Class B1, 4.80%, 1/25/2059‡(f)(m)	500	497
Impac CMB Trust
Series 2004-6, Class 1A2, 0.95%, 10/25/2034(m)	51	50
Series 2005-2, Class 2A2, 0.97%, 4/25/2035(m)	292	272
Series 2005-4, Class 2A2, 0.93%, 5/25/2035(m)	266	243
Series 2005-4, Class 2M2, 1.30%, 5/25/2035(m)	187	169
Series 2005-4, Class 2B1, 2.65%, 5/25/2035‡(m)	281	263
IndyMac INDX Mortgage Loan Trust Series 2007-AR21, Class 6A1, 3.41%, 9/25/2037(m)	2,105	1,718
JP Morgan Mortgage Trust
Series 2005-A8, Class 2A3, 3.90%, 11/25/2035(m)	144	134
Series 2006-A7, Class 2A2, 3.79%, 1/25/2037(m)	959	867
Lehman XS Trust Series 2006-16N, Class A4A, 0.36%, 11/25/2046(m)	1,849	1,641
LHOME Mortgage Trust
Series 2019-RTL2, Class A2, 4.34%, 3/25/2024(f)(j)	340	323
Series 2019-RTL3, Class A2, 4.34%, 7/25/2024(f)(j)	740	697
MASTR Adjustable Rate Mortgages Trust Series 2004-13, Class 2A1, 4.35%, 4/21/2034(m)	138	136
MASTR Alternative Loan Trust
Series 2003-5, Class 30B1, 5.92%, 8/25/2033‡(m)	670	688
Series 2004-6, Class 8A1, 5.50%, 7/25/2034	49	50
Merrill Lynch Mortgage Investors Trust
Series 2003-A4, Class 3A, 3.87%, 5/25/2033(m)	61	59
Series 2005-A2, Class A3, 3.78%, 2/25/2035(m)	33	33
Series 2005-1, Class 2A1, 3.06%, 4/25/2035(m)	38	36
Morgan Stanley Mortgage Loan Trust
Series 2004-5AR, Class 4A, 3.68%, 7/25/2034(m)	63	62
Series 2004-7AR, Class 2A6, 3.27%, 9/25/2034(m)	182	177
Series 2004-11AR, Class 1A2A, 0.48%, 1/25/2035(m)	157	162
MortgageIT Mortgage Loan Trust Series 2006-1, Class 1A2, 0.37%, 4/25/2036(m)	2,174	1,631
MortgageIT Trust Series 2005-1, Class 1B1, 1.67%, 2/25/2035‡(m)	192	188
New Residential Mortgage Loan Trust
Series 2018-NQM1, Class B1, 5.28%, 11/25/2048‡(f)(m)	1,184	1,178
Series 2019-NQM1, Class A1, 3.67%, 1/25/2049(f)(m)	673	687
Series 2019-NQM4, Class B2, 5.04%, 9/25/2059‡(f)(m)	2,000	1,882
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates
Series 2005-4, Class 1A2, 0.56%, 11/25/2035(m)	179	179
Series 2005-5, Class 1APT, 0.45%, 12/25/2035(m)	533	491
Opteum Mortgage Acceptance Corp. Trust
Series 2006-1, Class 1APT, 0.38%, 4/25/2036(m)	647	604
Series 2006-1, Class 1AC1, 0.47%, 4/25/2036(m)	462	428
PMT Credit Risk Transfer Trust Series 2019-2R, Class A, 2.92%, 5/27/2023(f)(m)	343	320
PRPM LLC Series 2019-1A, Class A1, 4.50%, 1/25/2024(f)(j)	1,438	1,447
RALI Trust Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	555	555
Residential Asset Securitization Trust Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,454	1,785

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
RFMSI Trust
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	514	476
Series 2007-S6, Class 2A5, 0.67%, 6/25/2037(m)	1,685	1,363
Starwood Mortgage Residential Trust
Series 2019-1, Class M1, 3.76%, 6/25/2049‡(f)(m)	2,000	1,892
Series 2019-INV1, Class M1, 3.06%, 9/27/2049‡(f)(m)	500	465
Structured Asset Mortgage Investments II Trust Series 2007-AR7, Class 1A1, 1.02%, 5/25/2047(m)	2,187	1,634
Toorak Mortgage Corp. Ltd. Series 2018-1, Class A1, 4.34%, 8/25/2021(f)(j)	660	661
Verus Securitization Trust
Series 2018-2, Class B2, 5.18%, 6/1/2058(f)(m)	4,000	3,258
Series 2019-INV2, Class M1, 3.50%, 7/25/2059‡(f)(m)	2,000	1,821
Series 2019-INV2, Class B1, 4.45%, 7/25/2059‡(f)(m)	1,500	1,344
Series 2019-INV1, Class M1, 4.03%, 12/25/2059‡(f)(m)	1,000	983
Series 2020-1, Class B1, 3.62%, 1/25/2060‡(f)(m)	1,177	1,009
WaMu Mortgage Pass-Through Certificates Series 2005-AR8, Class 2AB2, 1.01%, 7/25/2045(m)	1,616	1,542
WaMu Mortgage Pass-Through Certificates Trust
Series 2005-AR3, Class A1, 3.61%, 3/25/2035(m)	400	389
Series 2005-AR5, Class A6, 3.64%, 5/25/2035(m)	257	256
Series 2005-AR7, Class A3, 3.07%, 8/25/2035(m)	207	197
Series 2005-AR10, Class 1A3, 4.08%, 9/25/2035(m)	147	153
Series 2005-AR14, Class 1A4, 3.82%, 12/25/2035(m)	200	193
Wells Fargo Mortgage-Backed Securities Trust
Series 2004-K, Class 1A2, 3.01%, 7/25/2034(m)	31	30
Series 2005-AR14, Class A1, 3.15%, 8/25/2035(m)	196	190

		89,032

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $96,629)		91,256

ASSET-BACKED SECURITIES — 2.3%
United States — 2.3%
ABFC Trust Series 2004-HE1, Class M1, 1.07%, 3/25/2034‡(m)	295	288
ACC Trust Series 2018-1, Class C, 6.81%, 2/21/2023(f)	755	753
ACE Securities Corp. Home Equity Loan Trust
Series 2002-HE3, Class M1, 1.97%, 10/25/2032‡(m)	194	196
Series 2003-NC1, Class M1, 1.34%, 7/25/2033‡(m)	181	179
Series 2003-OP1, Class M1, 1.22%, 12/25/2033‡(m)	305	296
Series 2004-OP1, Class M3, 2.05%, 4/25/2034(m)	222	213
Series 2004-HE4, Class M2, 1.15%, 12/25/2034‡(m)	106	102
Ally Auto Receivables Trust
Series 2017-4, Class A3, 1.75%, 12/15/2021	138	138
Series 2017-5, Class A3, 1.99%, 3/15/2022	70	70
Series 2019-1, Class A2, 2.85%, 3/15/2022	83	84
Series 2019-4, Class A2, 1.93%, 10/17/2022	367	369
American Credit Acceptance Receivables Trust
Series 2018-3, Class E, 5.17%, 10/15/2024(f)	1,630	1,682
Series 2017-4, Class E, 5.02%, 12/10/2024(f)	445	455
Series 2018-4, Class E, 5.38%, 1/13/2025(f)	765	787
Series 2019-2, Class D, 3.41%, 6/12/2025(f)	370	379
Series 2019-2, Class E, 4.29%, 6/12/2025(f)	350	348
Series 2018-3, Class F, 6.44%, 6/12/2025(f)	1,320	1,371
Series 2019-3, Class E, 3.80%, 9/12/2025(f)	493	488
Series 2018-4, Class F, 6.94%, 10/13/2025(f)	1,100	1,120
Series 2019-4, Class E, 3.85%, 12/12/2025(f)	660	655
Series 2019-3, Class F, 5.42%, 5/12/2026(f)	710	665
AmeriCredit Automobile Receivables Trust Series 2018-3, Class A3, 3.38%, 7/18/2023	565	575
Ameriquest Mortgage Securities, Inc. Series 2004-FR1W, Class A6, 4.16%, 5/25/2034‡(j)	201	206

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2003-HE2, Class M1, 1.52%, 4/15/2033‡(m)	852	833
Series 2004-HE2, Class M2, 2.05%, 4/25/2034‡(m)	442	438
Series 2004-HE3, Class M2, 1.85%, 6/25/2034‡(m)	839	825
Bear Stearns Asset-Backed Securities I Trust
Series 2004-FR2, Class M3, 1.97%, 6/25/2034(m)	116	114
Series 2004-HE6, Class M2, 2.05%, 8/25/2034‡(m)	416	414
Bear Stearns Asset-Backed Securities Trust
Series 2004-1, Class M1, 1.15%, 6/25/2034‡(m)	354	354
Series 2004-2, Class M1, 1.37%, 8/25/2034‡(m)	163	159
BMW Vehicle Lease Trust Series 2018-1, Class A3, 3.26%, 7/20/2021	291	293
CarMax Auto Owner Trust
Series 2017-1, Class A3, 1.98%, 11/15/2021	18	18
Series 2017-2, Class A3, 1.93%, 3/15/2022	78	79
Series 2019-1, Class A2A, 3.02%, 7/15/2022	75	75
Chase Funding Trust Series 2003-2, Class 2M1, 1.00%, 11/25/2032‡(m)	775	771
Citifinancial Mortgage Securities, Inc. Series 2004-1, Class AF4, 5.07%, 4/25/2034‡(j)	642	668
Citigroup Mortgage Loan Trust Asset-Backed Pass-Through Certificates Series 2005-OPT3, Class M3, 0.89%, 5/25/2035‡(m)	205	204
Conn’s Receivables Funding LLC
Series 2018-A, Class B, 4.65%, 1/15/2023‡(f)	211	209
Series 2019-A, Class C, 5.29%, 10/16/2023‡(f)	315	302
Series 2019-B, Class B, 3.62%, 6/17/2024‡(f)	540	522
Countrywide Asset-Backed Certificates
Series 2002-4, Class M1, 1.30%, 12/25/2032‡(m)	24	24
Series 2003-BC6, Class M2, 1.90%, 10/25/2033‡(m)	8	7
Series 2004-2, Class M1, 0.92%, 5/25/2034‡(m)	36	36
Series 2004-3, Class M1, 0.92%, 6/25/2034‡(m)	57	55
Series 2005-12, Class M2, 0.66%, 2/25/2036‡(m)	821	817
Countrywide Partnership Trust Series 2004-EC1, Class M2, 1.12%, 1/25/2035‡(m)	428	427
CPS Auto Receivables Trust Series 2019-A, Class D, 4.35%, 12/16/2024(f)	870	901
Credit-Based Asset Servicing and Securitization LLC
Series 2005-CB1, Class M2, 1.27%, 1/25/2035‡(m)	114	112
Series 2004-CB4, Class A5, 6.78%, 5/25/2035(j)	1,034	1,074
CWABS, Inc. Asset-Backed Certificates Trust
Series 2004-5, Class M3, 1.90%, 7/25/2034‡(m)	62	61
Series 2004-6, Class M1, 1.07%, 10/25/2034(m)	177	163
Series 2004-6, Class M2, 1.15%, 10/25/2034‡(m)	50	48
Dell Equipment Finance Trust Series 2018-2, Class A2, 3.16%, 2/22/2021(f)	25	25
Drive Auto Receivables Trust Series 2019-4, Class A2A, 2.32%, 6/15/2022	159	159
DT Auto Owner Trust Series 2018-2A, Class E, 5.54%, 6/16/2025(f)	725	742
Exeter Automobile Receivables Trust
Series 2016-2A, Class D, 8.25%, 4/17/2023(f)	882	903
Series 2018-3A, Class E, 5.43%, 8/15/2024(f)	480	512
Series 2019-2A, Class D, 3.71%, 3/17/2025(f)	360	371
Series 2018-2A, Class E, 5.33%, 5/15/2025(f)	1,450	1,479
Series 2018-4A, Class E, 5.38%, 7/15/2025(f)	1,110	1,132
Series 2019-3A, Class E, 4.00%, 8/17/2026(f)	810	797
Series 2020-1A, Class E, 3.74%, 1/15/2027(f)	1,500	1,437
First Franklin Mortgage Loan Trust Series 2005-FF10, Class A1, 0.47%, 11/25/2035‡(m)	311	299
Ford Credit Auto Owner Trust
Series 2018-B, Class A2A, 2.96%, 9/15/2021	3	3
Series 2017-C, Class A3, 2.01%, 3/15/2022	99	99
FREED ABS Trust Series 2018-2, Class B, 4.61%, 10/20/2025‡(f)	1,195	1,189
Fremont Home Loan Trust
Series 2004-B, Class M7, 3.17%, 5/25/2034(m)	43	40
Series 2004-2, Class M2, 1.10%, 7/25/2034(m)	145	141
GLS Auto Receivables Issuer Trust
Series 2019-4A, Class A, 2.47%, 11/15/2023(f)	298	302
Series 2019-4A, Class B, 2.78%, 9/16/2024(f)	770	783
Series 2019-4A, Class C, 3.06%, 8/15/2025(f)	620	630

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Series 2019-1A, Class D, 4.94%, 12/15/2025(f)	560	566
Series 2019-4A, Class D, 4.09%, 8/17/2026(f)	900	894
GLS Auto Receivables Trust Series 2018-3A, Class D, 5.34%, 8/15/2025(f)	910	925
GM Financial Automobile Leasing Trust Series 2018-3, Class A3, 3.18%, 6/21/2021	296	297
GM Financial Consumer Automobile Receivables Trust Series 2019-2, Class A2A, 2.66%, 6/16/2022	163	163
GSAMP Trust
Series 2004-OPT, Class M1, 1.04%, 11/25/2034‡(m)	501	486
Series 2006-HE3, Class A2C, 0.33%, 5/25/2046(m)	154	152
Home Equity Asset Trust Series 2004-7, Class M1, 1.10%, 1/25/2035(m)	127	127
Home Equity Mortgage Loan Asset-Backed Trust SPMD
Series 2004-B, Class M3, 1.37%, 11/25/2034‡(m)	176	173
Series 2004-B, Class M8, 3.47%, 11/25/2034‡(m)	105	106
Series 2004-C, Class M1, 1.01%, 3/25/2035‡(m)	1,974	1,886
Honda Auto Receivables Owner Trust
Series 2017-2, Class A3, 1.68%, 8/16/2021	96	96
Series 2017-2, Class A4, 1.87%, 9/15/2023	441	443
Hyundai Auto Receivables Trust Series 2019-B, Class A2, 1.93%, 7/15/2022	216	217
John Deere Owner Trust Series 2019-A, Class A2, 2.85%, 12/15/2021	133	134
Lendmark Funding Trust Series 2018-1A, Class C, 5.03%, 12/21/2026‡(f)	1,165	1,138
Long Beach Mortgage Loan Trust
Series 2004-3, Class M2, 1.07%, 7/25/2034‡(m)	677	655
Series 2004-3, Class M4, 1.78%, 7/25/2034‡(m)	389	385
Series 2004-6, Class A3, 1.47%, 11/25/2034‡(m)	177	177
Mariner Finance Issuance Trust Series 2018-AA, Class A, 4.20%, 11/20/2030(f)	2,175	2,194
MASTR Asset-Backed Securities Trust
Series 2003-NC1, Class M5, 4.25%, 4/25/2033‡(m)	87	84
Series 2005-NC1, Class M2, 0.92%, 12/25/2034‡(m)	170	165
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049(f)	4,010	3,261
Mercedes-Benz Auto Lease Trust Series 2019-B, Class A2, 2.01%, 12/15/2021	286	287
MFA LLC
Series 2017-NPL1, Class A1, 3.35%, 11/25/2047‡(f)(j)	425	428
Series 2018-NPL1, Class A1, 3.88%, 5/25/2048‡(f)(j)	1,966	1,958
Series 2018-NPL2, Class A1, 4.16%, 7/25/2048‡(f)(j)	2,358	2,355
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-HE2, Class M2, 2.65%, 8/25/2033‡(m)	6	6
Series 2004-NC5, Class M1, 1.07%, 5/25/2034‡(m)	283	278
Series 2004-NC7, Class M2, 1.10%, 7/25/2034‡(m)	75	72
Series 2004-NC6, Class M2, 2.05%, 7/25/2034‡(m)	312	307
Series 2004-HE6, Class M1, 1.00%, 8/25/2034(m)	274	272
Series 2004-HE8, Class M3, 1.30%, 9/25/2034‡(m)	21	21
Series 2005-HE1, Class M3, 0.95%, 12/25/2034‡(m)	38	35
Morgan Stanley Dean Witter Capital I, Inc. Trust Series 2002-AM3, Class A3, 1.15%, 2/25/2033‡(m)	255	250
New Century Home Equity Loan Trust Series 2004-2, Class M3, 1.18%, 8/25/2034‡(m)	393	383
Nissan Auto Receivables Owner Trust Series 2017-B, Class A3, 1.75%, 10/15/2021	86	87
NovaStar Mortgage Funding Trust Series 2003-2, Class M3, 3.55%, 9/25/2033‡(m)	510	525
NRZ Excess Spread-Collateralized Notes Series 2018-FNT1, Class E, 4.89%, 5/25/2023‡(f)	263	254
OnDeck Asset Securitization Trust LLC Series 2018-1A, Class C, 4.52%, 4/18/2022‡(f)	250	250
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028‡(f)	965	953
Series 2019-1A, Class B, 3.79%, 2/14/2031‡(f)	1,045	1,066
Option One Mortgage Acceptance Corp. Asset-Backed Certificates Series 2003-4, Class M1, 1.19%, 7/25/2033‡(m)	1,043	1,031

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Option One Mortgage Loan Trust
Series 2004-1, Class M1, 1.07%, 1/25/2034‡(m)	496	482
Series 2004-1, Class M2, 1.82%, 1/25/2034‡(m)	484	476
Series 2004-3, Class M2, 1.03%, 11/25/2034‡(m)	24	23
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-WWF1, Class M4, 1.82%, 12/25/2034‡(m)	1,681	1,704
Series 2005-WCH1, Class M4, 1.42%, 1/25/2036‡(m)	482	481
PNMAC FMSR Issuer Trust Series 2018-FT1, Class A, 2.52%, 4/25/2023(f)(m)	1,655	1,596
Prestige Auto Receivables Trust Series 2018-1A, Class E, 5.03%, 1/15/2026(f)	680	695
Pretium Mortgage Credit Partners I LLC Series 2019-NPL2, Class A1, 3.84%, 12/27/2058‡(f)(j)	966	961
Prosper Marketplace Issuance Trust Series 2019-2A, Class B, 3.69%, 9/15/2025‡(f)	670	669
PRPM LLC
Series 2019-2A, Class A1, 3.97%, 4/25/2024‡(f)(j)	995	1,003
Series 2019-3A, Class A1, 3.35%, 7/25/2024‡(f)(j)	2,127	2,112
Series 2019-4A, Class A1, 3.35%, 11/25/2024‡(f)(j)	555	552
Renaissance Home Equity Loan Trust
Series 2003-2, Class M1, 1.41%, 8/25/2033‡(m)	243	236
Series 2004-1, Class M4, 2.87%, 5/25/2034‡(m)	699	669
Series 2005-1, Class AF6, 4.97%, 5/25/2035‡(j)	27	28
Saxon Asset Securities Trust Series 2003-3, Class M1, 1.15%, 12/25/2033‡(m)	281	271
Securitized Asset-Backed Receivables LLC Trust Series 2004-NC1, Class M2, 1.90%, 2/25/2034‡(m)	415	413
Soundview Home Loan Trust Series 2005-OPT1, Class M2, 0.85%, 6/25/2035‡(m)	308	305
Specialty Underwriting & Residential Finance Trust Series 2003-BC4, Class M1, 1.07%, 11/25/2034‡(m)	455	447
Stanwich Mortgage Loan Trust Series 2019-NPB2, Class A1, 3.48%, 11/16/2024(f)(j)	1,291	1,278
Structured Asset Investment Loan Trust
Series 2003-BC11, Class M1, 1.15%, 10/25/2033‡(m)	90	89
Series 2004-7, Class M2, 1.30%, 8/25/2034‡(m)	47	47
Series 2004-BNC1, Class A5, 1.41%, 9/25/2034‡(m)	27	26
Series 2004-8, Class M9, 3.92%, 9/25/2034(m)	644	570
Structured Asset Securities Corp. Mortgage Loan Trust Series 2006-BC4, Class A4, 0.34%, 12/25/2036‡(m)	254	245
Toyota Auto Receivables Owner Trust Series 2017-D, Class A3, 1.93%, 1/18/2022	141	142
Tricolor Auto Securitization Trust Series 2018-2A, Class A, 3.96%, 10/15/2021(f)	34	34
United Airlines Pass-Through Trust Series 2016-2, Class AA, 2.88%, 10/7/2028	946	888
USAA Auto Owner Trust Series 2017-1, Class A4, 1.88%, 9/15/2022	368	369
Vantage Data Centers Issuer LLC Series 2018-1A, Class A2, 4.07%, 2/16/2043(f)	717	743
Vericrest Opportunity Loan Trust
Series 2019-NPL2, Class A1, 3.97%, 2/25/2049‡(f)(j)	1,327	1,326
Series 2019-NPL4, Class A2, 5.44%, 8/25/2049‡(f)(j)	630	586
Series 2019-NPL7, Class A1A, 3.18%, 10/25/2049‡(f)(j)	1,971	1,954
Verizon Owner Trust Series 2017-2A, Class A, 1.92%, 12/20/2021(f)	15	15
Volvo Financial Equipment LLC Series 2019-2A, Class A2, 2.02%, 8/15/2022(f)	332	335
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M6, 2.99%, 10/25/2034(m)	100	98
Series 2004-2, Class M8A, 4.67%, 10/25/2034‡(f)(m)	97	86
Westlake Automobile Receivables Trust
Series 2019-2A, Class C, 2.84%, 7/15/2024(f)	1,000	1,018
Series 2019-1A, Class E, 4.49%, 7/15/2024(f)	435	449
Series 2019-2A, Class E, 4.02%, 4/15/2025(f)	470	473
Series 2019-3A, Class F, 4.72%, 4/15/2026(f)	1,000	938

TOTAL ASSET-BACKED SECURITIES (Cost $82,248)		82,839

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)	Value ($000)
U.S. TREASURY OBLIGATIONS — 2.1%
U.S. Treasury Bonds 2.00%, 2/15/2050		1,086	1,304
U.S. Treasury Notes 2.50%, 1/31/2021(n)		75,532	76,411

TOTAL U.S. TREASURY OBLIGATIONS (Cost $77,363)			77,715

		Principal Amount
OPTIONS PURCHASED — 0.5%
Call Options Purchased — 0.0%(d)
European Union — 0.0%(d)
Foreign Exchange EUR/ILS 9/9/2020 at EUR 3.90, Vanilla, European Style Notional Amount: EUR 1,010 Counterparty: Goldman Sachs International*	EUR	1,010,000	36
United States — 0.0%(d)
Foreign Exchange USD/ILS 9/9/2020 at USD 3.50, Vanilla, European Style Notional Amount: USD 1,111 Counterparty: Goldman Sachs International*		1,111,500	2

TOTAL CALL OPTIONS PURCHASED			38

Put Options Purchased — 0.5%
United States — 0.5%
Foreign Exchange USD/JPY 8/14/2020 at USD 108.00, Vanilla, European Style Notional Amount: USD 3,714 Counterparty: Citibank, NA*		3,714,366	78
Foreign Exchange USD/JPY 8/14/2020 at USD 102.00, Vanilla, European Style Notional Amount: USD 3,726 Counterparty: Citibank, NA*		3,726,000	1
		No. of Contracts
S&P 500 Index 12/18/2020 at USD 3,000.00, European Style Notional Amount: USD 151,780 Exchange-Traded*		464	5,672
S&P 500 Index 12/18/2020 at USD 3,050.00, European Style Notional Amount: USD 138,369 Exchange-Traded*		423	5,643
S&P 500 Index 12/18/2020 at USD 2,850.00, European Style Notional Amount: USD 195,940 Exchange-Traded*		599	5,172

TOTAL PUT OPTIONS PURCHASED			16,566

TOTAL OPTIONS PURCHASED (Cost $24,039)			16,604

		Shares (000)
EXCHANGE-TRADED FUNDS — 0.4%
United States - 0.4%iShares MSCI India ETF(c) (Cost $11,127)		420	13,421

		Principal Amount ($000)
LOAN ASSIGNMENTS — 0.3%(o)
Canada — 0.0%(d)
Concordia Healthcare Corp., Initial Dollar Term Loan (ICE LIBOR USD 3 Month + 5.50%), 6.57%, 9/6/2024(g)		536	499

United States — 0.3%
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 3.00%, 4/6/2024(g)		108	105
Avaya, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.42%, 12/15/2024(g)		148	140
Buckeye Partners LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.92%, 11/1/2026(g)		349	341

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Principal Amount ($000)		Value ($000)
California Resources Corp., DIP Term Loan (ICE LIBOR USD 1 Month + 9.00%), 10.00%, 1/15/2021(g)(p)	807		807
California Resources Corp., Senior Secured First Out (ICE LIBOR USD 3 Month + 4.75%), 5.75%, 12/31/2022(g)	861		312
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 2.41%, 3/15/2027(g)	239		229
Cincinnati Bell, Inc., Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.25%, 10/2/2024(g)	602		599
Claire’s Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.50%), 6.81%, 12/18/2026(g)(q)	260		201
Dole Food Co., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 3.75%, 4/6/2024(g)	399		388
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.01%, 8/3/2026(g)	71		71
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2022‡(g)	21		11
FGI Operating Co. LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 4.25%, 12/31/2100(g)(i)	84		—
Gateway Casinos & Entertainment Ltd., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 3.31%, 12/1/2023(g)	247		197
Greeneden US Holdings II LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 3.41%, 12/1/2023(g)	274		270
Gulf Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.25%), 6.25%, 8/25/2023(g)	485		311
Meredith Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 2.67%, 1/31/2025(g)	322		304
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 4/1/2024‡(g)	545		541
Moran Foods LLC, 1st Lien Term Loan B2 (ICE LIBOR USD 3 Month + 10.75%), 11.75%, 4/1/2025‡(g)	342		264
Neiman Marcus Group Ltd. LLC, Term Loan (3-MONTH PRIME + 7.50%), 10.75%, 10/25/2023(g)	270		50
PetSmart, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.00%, 3/11/2022(g)	921		916
Reynolds Group Holdings, Inc., Term Loan (ICE LIBOR USD 1 Month + 2.75%), 2.91%, 2/5/2023(g)	360		352
Scientific Games International, Inc., 1st Lien Term Loan B-5 (ICE LIBOR USD 1 Month + 2.75%; ICE LIBOR USD 3 Month + 2.75%), 3.47%, 8/14/2024(g)	1,000		908
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 6.00%), 7.00%, 9/25/2026(g)	344		304
Steinway Musical Instruments, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 4.75%, 2/14/2025(g)	116		110
UFC Holdings LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 4/29/2026(g)	333		324
Ultra Resources, Inc., Term Loan (3-MONTH PRIME + 3.00%), 6.25%, 4/12/2024(g)(p)	—	(b)	—	(b)
United Natural Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 4.41%, 10/22/2025(g)	371		360
Valeant Pharmaceuticals International, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 3.18%, 6/2/2025(g)	1,528		1,502
Viskase Cos., Inc., Initial Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.25%, 1/30/2021(g)	774		669
Windstream Corp., 1st Lien Term Loan B (1-MONTH PRIME + 5.00%), 8.25%, 3/29/2021(g)	58		35

			10,621

TOTAL LOAN ASSIGNMENTS (Cost $12,174)			11,120

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments		Principal Amount ($000)		Value ($000)
SUPRANATIONAL — 0.2%
Supranational — 0.2%
European Investment Bank
2.80%, 1/15/2021	AUD	1,837		1,327
2.25%, 7/30/2021(f)	CAD	1,990		1,514
0.50%, 6/21/2023	AUD	1,210		860
Inter-American Development Bank
0.50%, 5/23/2023	CAD	3,650		2,739
1.70%, 10/10/2024	CAD	800		625
4.40%, 1/26/2026	CAD	614		549

TOTAL SUPRANATIONAL (Cost $7,594)				7,614

		Shares (000)
PREFERRED STOCKS — 0.0%(d)
United States — 0.0%(d)
Claire’s Stores, Inc. *‡		—	(b)	401
GMAC Capital Trust I, Series 2, (ICE LIBOR USD 3 Month + 5.79%), 6.18%, 2/15/2040 ($25 par value)(g)		1		15
Goodman Networks, Inc. *‡		3		—	(b)
MYT Holding Co., 10.00%, 6/7/2029(f)		47		42

TOTAL PREFERRED STOCKS (Cost $181)				458

		Principal Amount ($000)
CONVERTIBLE BONDS — 0.0%(d)
United States — 0.0%(d)
Liberty Interactive LLC
4.00%, 11/15/2029		55		39
3.75%, 2/15/2030		100		71
Whiting Petroleum Corp. 1.25%, 4/1/2020(i)		168		29

TOTAL CONVERTIBLE BONDS (Cost $277)				139

		No. of Rights (000)
RIGHTS — 0.0%(d)
Spain — 0.0%(d)
Cellnex Telecom SA, expiring 8/7/2020*		7		29

United States — 0.0%(d)
Media General, Inc., CVR*‡		44		—	(b)
Vistra Corp., expiring 12/31/2049*‡		17		19

				19

TOTAL RIGHTS (COST $—)				48

		No. of Warrants (000)
WARRANTS — 0.0%(d)
United States — 0.0%(d)
iHeartMedia Capital I LLC expiring 5/2/2039, price 1.00 USD*‡		4		27
Ultra Petroleum Corp. expiring 7/14/2025, price 1.00 USD*		28		1

TOTAL WARRANTS (Cost $75)				28

		Principal Amount ($000)
SHORT-TERM INVESTMENTS — 8.4%
CERTIFICATES OF DEPOSIT — 0.0%(d)
Lloyds Bank Corporate Markets plc 0.61%, 6/17/2021(Cost $250)		250		250

COMMERCIAL PAPER — 0.0%(d)
Enbridge Energy Partners LP 0.80%, 9/14/2020(f)(r)(Cost $85)		85		85

FOREIGN GOVERNMENT TREASURY BILLS — 0.5%
Canadian Treasury Bills
0.36%, 3/4/2021(r)	CAD	7,619		5,682
0.71%, 4/1/2021(r)	CAD	7,614		5,677
0.33%, 4/29/2021(r)	CAD	7,616		5,677

TOTAL FOREIGN GOVERNMENT TREASURY BILLS (Cost $16,171)				17,036

		Shares (000)
INVESTMENT COMPANIES — 5.3%
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(s)(t)(Cost $193,906)		193,829		193,984

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Investments	Shares (000)	Value ($000)

INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 2.6%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(s)(t)	85,999	86,024
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(s)(t)	8,567	8,567

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $94,596)		94,591

	Principal Amount ($000)
U.S. TREASURY OBLIGATIONS — 0.0%(d)
U.S. Treasury Bills 0.13%, 9/17/2020(r)(Cost $1,655)	1,655	1,655

TOTAL SHORT-TERM INVESTMENTS (Cost $306,663)		307,601

TOTAL LONG POSITIONS (Cost $3,317,725)		3,726,895

	Shares (000)
SHORT POSITIONS — (0.6)%
COMMON STOCKS — (0.6)%
United States — (0.6)%
Acacia Communications, Inc.*	(26)	(1,782)
Advanced Disposal Services, Inc.*	(119)	(3,601)
Coca-Cola Co. (The)	(27)	(1,273)
Exelon Corp.	(9)	(357)
Franklin Resources, Inc.	(21)	(438)
General Motors Co.	(24)	(600)
Harley-Davidson, Inc.	(6)	(151)
Legg Mason, Inc.	(77)	(3,836)
LogMeIn, Inc.	(42)	(3,615)
MGM Resorts International	(24)	(386)
Molson Coors Beverage Co., Class B	(20)	(734)
Sirius XM Holdings, Inc.	(509)	(2,996)
Vornado Realty Trust, REIT	(29)	(1,018)

TOTAL COMMON STOCKS (Proceeds $(20,679))		(20,787)

EXCHANGE-TRADED FUNDS — 0.0%(d)
United States — 0.0%(d)
iShares Russell 1000 Value ETF((Proceeds $(766))	(7)	(773)

TOTAL SHORT POSITIONS (Proceeds $(21,445))		(21,560)

Total Investments — 101.6% (Cost $3,296,280)		3,705,335
Liabilities in Excess of Other Assets — (1.6)%		(58,698)

Net Assets — 100.0%		3,646,637

Percentages indicated are based on net assets.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Summary of Investments by Industry, July 31, 2020

The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	7.4%
Foreign Government Securities	6.7
Oil, Gas & Consumable Fuels	3.8
Pharmaceuticals	3.4
Semiconductors & Semiconductor Equipment	3.2
Commercial Mortgage-Backed Securities	2.9
Capital Markets	2.8
Internet & Direct Marketing Retail	2.8
Electric Utilities	2.7
Insurance	2.6
Software	2.5
Collateralized Mortgage Obligations	2.4
Media	2.2
Asset-Backed Securities	2.2
Health Care Providers & Services	2.1
U.S. Treasury Notes	2.1
Diversified Telecommunication Services	2.0
Technology Hardware, Storage & Peripherals	1.8
IT Services	1.7
Interactive Media & Services	1.6
Machinery	1.6
Specialty Retail	1.6
Food Products	1.6
Equity Real Estate Investment Trusts (REITs)	1.5
Beverages	1.3
Chemicals	1.3
Aerospace & Defense	1.2
Road & Rail	1.2
Biotechnology	1.2
Metals & Mining	1.2
Automobiles	1.1
Health Care Equipment & Supplies	1.1
Entertainment	1.0
Hotels, Restaurants & Leisure	1.0
Others (each less than 1.0%)	15.5
Short-Term Investments	7.7

INDUSTRY(SHORT)	PERCENTAGE
Capital Markets	19.8%
Software	16.8
Commercial Services & Supplies	16.7
Media	13.8
Beverages	9.3
Communications Equipment	8.3
Equity Real Estate Investment Trusts (REITs)	4.7
Exchange-Traded Fund	3.6
Automobiles	3.5
Hotels, Restaurants & Leisure	1.8
Electric Utilities	1.7

Abbreviations

ABS	Asset-backed securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CAD	Canadian Dollar

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Dutch Certification
CVR	Contingent Value Rights
DIP	Debtor-in-Possession
DKK	Danish Krone
ETF	Exchange-Traded Fund
EUR	Euro
FDR	Fiduciary Depository Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of July 31, 2020. The rate may be subject to a cap and floor.
ILS	Israeli Shekel
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
JPY	Japanese Yen
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SEK	Swedish Krona
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
UAH	Ukrainian Hryvnia
USD	United States Dollar
(a)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.
(b)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

(c)	The security or a portion of this security is on loan at July 31, 2020. The total value of securities on loan at July 31, 2020 is approximately $80,054,000.
(d)	Amount rounds to less than 0.1% of net assets.
(e)	All or a portion of this security is segregated as collateral for short sales. The total value of securities segregated as collateral is approximately $16,117,000.
(f)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(g)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2020.
(h)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(i)	Defaulted security.
(j)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2020.
(k)	Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2020.
(l)	Security is an interest bearing note with preferred security characteristics.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2020.
(n)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(o)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(p)	All or a portion of this security is unsettled as of July 31, 2020. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(q)	Fund is subject to legal or contractual restrictions on the resale of the security.
(r)	The rate shown is the effective yield as of July 31, 2020.
(s)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(t)	The rate shown is the current yield as of July 31, 2020.
*	Non-income producing security.
‡	Value determined using significant unobservable inputs.

Futures contracts outstanding as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
Australia 3 Year Bond	7	09/2020	AUD	585	—	(a)
Canada 5 Year Bond	35	09/2020	CAD	3,340	13
EURO STOXX 50 Index	990	09/2020	EUR	36,944	(648)
Euro-Bobl	40	09/2020	EUR	6,369	6
Euro-Bund	29	09/2020	EUR	6,059	56
Euro-Buxl	8	09/2020	EUR	2,116	77
Euro-OAT	33	09/2020	EUR	6,552	119

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Foreign Exchange EUR/USD	1,238	09/2020	USD	182,450	7,251
Foreign Exchange JPY/USD	2,151	09/2020	USD	254,100	3,315
Japan 10 Year Bond Mini	54	09/2020	JPY	7,768	16
Long Gilt	40	09/2020	GBP	7,245	12
MSCI EAFE E-Mini Index	280	09/2020	USD	25,383	17
MSCI Emerging Markets E-Mini Index	111	09/2020	USD	5,936	28
Russell 2000 E-Mini Index	752	09/2020	USD	55,595	3,715
S&P 500 E-Mini Index	3,596	09/2020	USD	587,047	41,103
Short-Term Euro-BTP	5	09/2020	EUR	661	5
TOPIX Index	34	09/2020	JPY	4,836	(402)
U.S. Treasury 2 Year Note	198	09/2020	USD	43,755	31
U.S. Treasury 5 Year Note	1,964	09/2020	USD	247,679	1,460
U.S. Treasury Long Bond	294	09/2020	USD	53,572	1,539
U.S. Treasury Ultra Bond	22	09/2020	USD	5,008	181
3 Month Sterling	286	09/2021	GBP	46,804	35

					57,929

Short Contracts
Australia 10 Year Bond	(31)	09/2020	AUD	(3,310)	(20)
Canada 10 Year Bond	(2)	09/2020	CAD	(231)	(2)
Euro-Schatz	(39)	09/2020	EUR	(5,152)	(5)
MSCI Europe Equity Index	(2,819)	09/2020	EUR	(69,235)	1,199
U.S. Treasury 2 Year Note	(91)	09/2020	USD	(20,110)	(17)
U.S. Treasury 5 Year Note	(75)	09/2020	USD	(9,458)	(42)
U.S. Treasury 10 Year Note	(1,145)	09/2020	USD	(160,354)	(1,480)
U.S. Treasury 10 Year Ultra Note	(481)	09/2020	USD	(76,569)	(1,093)
3 Month Sterling	(286)	03/2021	GBP	(46,778)	(21)

					(1,481)

					56,448

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
EAFE	Europe, Australasia, and Far East
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MSCI	Morgan Stanley Capital International
TOPIX	Tokyo Stock Price Index
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

Forward foreign currency exchange contracts outstanding as of July 31, 2020 (amounts in thousands):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
EUR	5,318	USD	6,042	Standard Chartered Bank	8/5/2020	222
EUR	1,361	USD	1,571	State Street Corp.	8/5/2020	32
JPY	133,289	USD	1,241	Standard Chartered Bank	8/5/2020	18
EUR	1,326	USD	1,552	Royal Bank of Canada	9/2/2020	11
USD	1,538	AUD	2,152	Standard Chartered Bank	9/2/2020	—	(a)
USD	5,187	AUD	7,217	State Street Corp.	9/2/2020	30
USD	1,104	DKK	6,933	Merrill Lynch International	9/2/2020	7
USD	122,278	EUR	103,287	State Street Corp.	9/2/2020	534
USD	31,171	GBP	23,766	State Street Corp.	9/2/2020	56
USD	2,953	JPY	309,833	Barclays Bank plc	9/2/2020	25

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	93,444	JPY	9,784,796	State Street Corp.	9/2/2020	979
USD	1,234	SEK	10,718	BNP Paribas	9/2/2020	13
CHF	1,911	USD	2,051	Barclays Bank plc	9/29/2020	42
CHF	595	USD	634	Merrill Lynch International	9/29/2020	18
CHF	244	USD	260	Royal Bank of Canada	9/29/2020	8
CHF	927	USD	982	Standard Chartered Bank	9/29/2020	33
DKK	15,790	USD	2,398	State Street Corp.	9/29/2020	103
EUR	1,305	USD	1,539	BNP Paribas	9/29/2020	— (a)
EUR	583	USD	667	Goldman Sachs International	9/29/2020	21
EUR	939	USD	1,088	Merrill Lynch International	9/29/2020	19
EUR	181	USD	207	Royal Bank of Canada	9/29/2020	6
GBP	320	EUR	353	Barclays Bank plc	9/29/2020	2
GBP	589	USD	737	Citibank, NA	9/29/2020	34
GBP	11,047	USD	13,830	State Street Corp.	9/29/2020	635
NOK	3,361	USD	356	Merrill Lynch International	9/29/2020	13
SEK	4,688	USD	512	Barclays Bank plc	9/29/2020	22
SEK	1,770	USD	192	Merrill Lynch International	9/29/2020	10

Total unrealized appreciation						2,893

AUD	7,217	USD	5,186	State Street Corp.	8/5/2020	(30)
DKK	6,933	USD	1,103	Merrill Lynch International	8/5/2020	(7)
EUR	103,287	USD	122,207	State Street Corp.	8/5/2020	(537)
GBP	23,766	USD	31,166	State Street Corp.	8/5/2020	(56)
JPY	9,784,796	USD	93,416	State Street Corp.	8/5/2020	(980)
SEK	10,718	USD	1,233	BNP Paribas	8/5/2020	(13)
USD	4,950	AUD	7,217	State Street Corp.	8/5/2020	(206)
USD	6,200	CAD	8,479	Merrill Lynch International	8/5/2020	(130)
USD	1,044	DKK	6,933	Merrill Lynch International	8/5/2020	(53)
USD	118,700	EUR	105,910	BNP Paribas	8/5/2020	(6,059)
USD	1,803	EUR	1,596	Merrill Lynch International	8/5/2020	(77)
USD	2,849	EUR	2,461	State Street Corp.	8/5/2020	(50)
USD	29,193	GBP	23,766	State Street Corp.	8/5/2020	(1,917)
USD	92,101	JPY	9,918,085	Merrill Lynch International	8/5/2020	(1,595)
USD	1,147	SEK	10,718	State Street Corp.	8/5/2020	(74)
USD	86	CAD	116	Merrill Lynch International	8/19/2020	(1)
USD	16,657	CAD	22,690	State Street Corp.	8/19/2020	(283)
USD	1,449	AUD	2,033	Standard Chartered Bank	9/2/2020	(4)
USD	6,314	CAD	8,479	BNP Paribas	9/2/2020	(17)
CHF	459	EUR	430	Goldman Sachs International	9/29/2020	(4)
CHF	309	USD	339	Standard Chartered Bank	9/29/2020	(1)
EUR	453	CHF	488	State Street Corp.	9/29/2020	— (a)
EUR	598	GBP	543	Goldman Sachs International	9/29/2020	(5)
EUR	1,027	USD	1,216	Standard Chartered Bank	9/29/2020	(5)
GBP	294	EUR	326	State Street Corp.	9/29/2020	— (a)
SEK	3,937	USD	452	Barclays Bank plc	9/29/2020	(3)
USD	2,274	CHF	2,143	Barclays Bank plc	9/29/2020	(74)
USD	694	CHF	639	Royal Bank of Canada	9/29/2020	(5)
USD	157	DKK	1,044	Citibank, NA	9/29/2020	(8)
USD	561	DKK	3,673	Merrill Lynch International	9/29/2020	(20)
USD	508	DKK	3,303	State Street Corp.	9/29/2020	(15)
USD	477	EUR	423	Merrill Lynch International	9/29/2020	(22)
USD	848	EUR	750	Royal Bank of Canada	9/29/2020	(36)
USD	784	EUR	693	Standard Chartered Bank	9/29/2020	(33)
USD	69,102	EUR	61,102	State Street Corp.	9/29/2020	(2,962)
USD	2,880	EUR	2,552	TD Bank Financial Group	9/29/2020	(131)
USD	333	GBP	264	Standard Chartered Bank	9/29/2020	(13)
USD	483	GBP	373	State Street Corp.	9/29/2020	(6)
USD	714	NOK	6,843	Barclays Bank plc	9/29/2020	(38)
USD	440	SEK	4,132	Goldman Sachs International	9/29/2020	(31)
USD	190	SEK	1,772	Merrill Lynch International	9/29/2020	(12)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	1,669	SEK	15,167	State Street Corp.	9/29/2020	(60)

Total unrealized depreciation						(15,573)

Net unrealized depreciation						(12,680)

Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
NOK	Norwegian Krone
SEK	Swedish Krona
USD	United States Dollar
(a)	Amount rounds to less than one thousand.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Over-the-Counter (“OTC”) Total Return Basket Swaps Outstanding at July 31, 2020 (amounts in thousands):

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month LIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.55%), which is denominated in GBP based on the local currencies of the positions within the swaps.	10/30/2020	$13,455	$232	$26	$258

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
United Kingdom
AstraZeneca plc	5	587	(8)	0.0	(a)
Barratt Developments plc	87	575	(24)	0.0	(a)
Berkeley Group Holdings plc	6	372	11	0.0	(a)
British American Tobacco plc	13	434	(90)	0.0	(a)
Centrica plc	1,540	971	167	0.0	(a)
Dunelm Group plc	29	463	6	0.0	(a)
G4S plc	313	582	(6)	0.0	(a)
Games Workshop Group plc	3	386	14	0.0	(a)
Imperial Brands plc	16	263	(41)	0.0	(a)
Intermediate Capital Group plc	42	730	14	0.0	(a)
Kingfisher plc	78	247	(10)	0.0	(a)
M&G plc	157	328	(23)	0.0	(a)
National Express Group plc*	93	186	(29)	0.0	(a)
Next plc	14	973	108	0.0	(a)
Prudential plc	23	335	(47)	0.0	(a)
Reckitt Benckiser Group plc	10	984	27	0.0	(a)
Segro plc	67	853	46	0.0	(a)
Spirent Communications plc	176	646	75	0.0	(a)
Taylor Wimpey plc	250	385	(84)	0.0	(a)

	2,922	10,300	106	0.0	(a)

Australia
BHP Group plc	25	550	—	—
Rio Tinto plc	20	1,237	1	0.0	(a)

	45	1,787	1	0.0	(a)

Russia
Polymetal International plc	34	836	124	0.0	(a)
South Africa
Anglo American plc	22	532	1	0.0	(a)

Total Long Positions of Total Return Basket Swap	3,023	13,455	232	0.0	(a)

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	NOTIONAL VALUE(1)	NET UNREALIZED APPRECIATION (DEPRECIATION)(2)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
Bank of America, NA	The Fund receives the total return on a portfolio of long equity positions and pays or receives the net of one month EURIBOR on long positions, plus or minus a specified spread (rates range from 0.00% to 0.35%), which is denominated in EUR based on the local currencies of the positions within the swaps.	10/29/2021	$1,165	$(84)	$(1)	$(85)

REFERENCE ENTITY	SHARES	NOTIONAL VALUE ($)(1)	NET UNREALIZED APPRECIATION (DEPRECIATION) ($)(2)	PERCENTAGE OF NET ASSETS (%)
Long Positions
Common Stock
Ireland
AIB Group plc*	419	526	(52)	0.0	(a)
Bank of Ireland Group plc*	270	562	(32)	0.0	(a)
Smurfit Kappa Group plc*	2	77	—	—

Total Long Positions of Total Return Basket Swap	691	1,165	(84)	0.0	(a)

The following reference rates, and their values as of period-end, are used for security descriptions:

Value
EURIBOR	(0.51)%
GBP LIBOR	0.06

Summary of total OTC swap contracts outstanding as of July 31, 2020 (amounts in thousands):

	Net Upfront Payments (Receipts) ($)	Value ($)
Assets
OTC total return basket swap contracts outstanding	—	258

Liabilities
OTC total return basket swap contracts outstanding	—	(85)

Abbreviations
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
LIBOR	London Interbank Offered Rate
(a)	Amount rounds to less than 0.1% of net assets.
(1)	Notional value represents market value as of July 31, 2020 of these positions based on the securities’ last sale or closing price on the principal exchange on which the securities are traded.
(2)	Unrealized appreciation (depreciation) represents the unrealized gain (loss) of the positions subsequent to the swap reset.
*	Non-income producing security.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Written Call Options Contracts as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Foreign Exchange EUR/ILS	Goldman Sachs International	1,010,000	EUR 1,010	EUR 3.90	9/9/2020	(36)
Foreign Exchange USD/ILS	Goldman Sachs International	1,111,500	USD 1,112	USD 3.50	9/9/2020	(2)

						(38)

Written Put Options Contracts as of July 31, 2020 (amounts in thousands, except number of contracts):

Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value ($)
Foreign Exchange USD/JPY	Citibank, NA	3,714,366	USD 3,714	USD 102.00	8/14/2020	(1)
Foreign Exchange USD/JPY	Citibank, NA	3,726,000	USD 3,726	USD 108.00	8/14/2020	(78)

						(79)

Total Written Options Contracts (Premiums Received $264)						(117)

Abbreviations
EUR	Euro
ILS	Israeli Shekel
JPY	Japanese Yen
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts and options are generally valued on the basis of available market quotations. Swaps and forward foreign currency exchange contracts are valued utilizing market quotations from approved Pricing Services.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2020.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (amounts in thousands):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Investments in Securities
Asset-Backed Securities
United States	$—	$42,180	$40,659		$82,839
Collateralized Mortgage Obligations
Bermuda	—	—	2,224		2,224
United States	—	59,946	29,086		89,032

Total Collateralized Mortgage Obligations	—	59,946	31,310		91,256

Commercial Mortgage-Backed Securities
Cayman Islands	—	—	968		968
United States	—	81,117	27,091		108,208

Total Commercial Mortgage-Backed Securities	—	81,117	28,059		109,176

Common Stocks
Australia	59	42,390	—		42,449
Austria	516	7,216	—		7,732
Belgium	—	7,346	—		7,346
Brazil	11,629	—	—		11,629
Canada	23,355	—	—		23,355
Chile	—	145	—		145
China	50,370	100,058	—		150,428
Denmark	3,496	23,092	—		26,588
Finland	—	10,484	—		10,484
France	—	98,099	—		98,099
Germany	1,786	81,286	—		83,072
Hong Kong	99	27,372	—		27,471
Hungary	—	1,508	—		1,508
India	15,660	—	—		15,660
Indonesia	—	9,174	—		9,174
Ireland	2,986	2,535	—		5,521
Israel	1,163	1,150	—		2,313
Italy	524	10,955	—		11,479
Japan	119	113,409	—		113,528
Jordan	—	134	—		134
Luxembourg	—	610	—		610
Macau	—	2,077	—		2,077
Mexico	6,475	—	—		6,475
Netherlands	12,779	37,134	—		49,913
New Zealand	—	1,246	—		1,246
Norway	—	2,832	—		2,832
Peru	3,068	—	—		3,068
Poland	—	3,909	—		3,909
Portugal	—	636	—		636
Russia	4,171	8,829	—		13,000
Singapore	—	3,810	—		3,810
South Africa	—	11,160	—		11,160
South Korea	—	45,320	—		45,320
Spain	141	23,160	—		23,301
Sweden	—	31,492	—		31,492
Switzerland	—	95,793	—		95,793
Taiwan	40,776	9,976	—		50,752
Thailand	3,045	2,503	—		5,548
Turkey	—	1,390	—		1,390
United Arab Emirates	—	—	—	(a)	—	(a)
United Kingdom	9,624	102,252	—		111,876
United States	780,676	5,235	207		786,118

Total Common Stocks	972,517	925,717	207		1,898,441

Convertible Bonds	—	139	—		139
Corporate Bonds
Australia	—	2,749	—		2,749

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs		Total
Belgium	$—	$6,821	$—		$6,821
Canada	—	19,818	—		19,818
Cayman Islands	—	153	—		153
China	—	4,571	—		4,571
Denmark	—	2,218	—		2,218
France	—	30,244	—		30,244
Germany	—	9,078	—		9,078
Ireland	—	3,867	—		3,867
Italy	—	4,520	—		4,520
Japan	—	26,297	—		26,297
Luxembourg	—	5,063	—		5,063
Netherlands	—	12,836	—		12,836
New Zealand	—	247	—		247
Singapore	—	9,689	—		9,689
South Korea	—	6,318	—		6,318
Spain	—	4,474	—		4,474
Sweden	—	260	—		260
Switzerland	—	14,237	—		14,237
United Kingdom	—	33,395	—		33,395
United States	—	665,706	—	(b)	665,706
Venezuela, Bolivarian Republic of	—	12	—		12

Total Corporate Bonds	—	862,573	—	(b)	862,573

Exchange-Traded Funds	13,421	—	—		13,421
Foreign Government Securities	—	247,862	—		247,862
Loan Assignments
Canada	—	499	—		499
United States	—	9,805	816		10,621

Total Loan Assignments	—	10,304	816		11,120

Options Purchased
Call Options Purchased	—	38	—		38
Put Options Purchased	16,488	78	—		16,566

Total Options Purchased	16,488	116	—		16,604

Preferred Stocks
United States	15	42	401		458
Rights
Spain	29	—	—		29
United States	—	—	19		19

Total Rights	29	—	19		48

Supranational	—	7,614	—		7,614
U.S. Treasury Obligations	—	77,715	—		77,715
Warrants
United States	—	1	27		28
Short-Term Investments
Certificates of Deposit	—	250	—		250
Commercial Paper	—	85	—		85
Foreign Government Treasury Bills	—	17,036	—		17,036
Investment Companies	193,984	—	—		193,984
Investment of cash collateral from securities loaned	94,591	—	—		94,591
U.S. Treasury Obligations	—	1,655	—		1,655

Total Short-Term Investments	288,575	19,026	—		307,601

Total Investments in Securities	$1,291,045	$2,334,352	$101,498		$3,726,895

Liabilities
Common Stocks	$(20,787)	$—	$—		$(20,787)
Exchange-Traded Funds	(773)	—	—		(773)

Total Liabilities in Securities Sold Short	$(21,560)	$—	$—		$(21,560)

Appreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$2,893	$—		$2,893

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Futures Contracts	$60,178	$—	$—	$60,178
Swaps	—	232	—	232

Total Appreciation in Other Financial Instruments	$60,178	$3,125	$—	$63,303

Depreciation in Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(15,573)	$—	$(15,573)
Futures Contracts	(3,730)	—	—	(3,730)
Options Written
Call Options Written	—	(38)	—	(38)
Put Options Written	—	(79)	—	(79)
Swaps	—	(84)	—	(84)

Total Depreciation in Other Financial Instruments	$(3,730)	$(15,774)	$—	$(19,504)

(a)	Value is zero.
(b)	Amount rounds to less than one thousand.

The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value (amounts in thousands):

	Balance as of October 31, 2019	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)		Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of July 31, 2020
Investments in Securities
Asset-Backed Securities - Cayman Islands	$7,751	$(560)	$395	$—	(a)	$—	(7,586)	$—	$—	$—
Asset-Backed Securities - United States	55,876	(50)	(884)	46		1,140	(20,109)	4,966	(326)	40,659
Collateralized Mortgage Obligations - Bermuda	3,103	—	(126)	—		—	(753)	—	—	2,224
Collateralized Mortgage Obligations - United States	37,037	(149)	(1,855)	(2)		1,177	(11,173)	4,051	—	29,086
Commercial Mortgage-Backed Securities - Cayman Islands	1,995	(47)	(28)	—		—	(952)	—	—	968
Commercial Mortgage-Backed Securities - United States	78,449	(9,360)	(3,355)	23		565	(39,634)	403	—	27,091
Common Stocks - United Arab Emirates	—	—	(80)	—		14	—	66	—	—
Common Stocks - United States	215	—	(18)	—		10	—	—	—	207
Corporate Bonds - United States	4	23	(4)	—		—	(23)	—	—	—	(a)
Loan Assignments - United States	253	100	72	7		623	(239)	—	—	816
Preferred Stocks - United States	331	—	70	—		—	—	—	—	401
Rights - United States	15	—	4	—		—	—	—	—	19
Warrants - United States	57	—	(30)	—		—	—	—	—	27

Total	$185,086	$(10,043)	$(5,839)	$74		$3,529	$(80,469)	$9,486	$(326)	$101,498

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Amount rounds to less than one thousand.

The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2020, which were valued using significant unobservable inputs (level 3) amounted to approximately $(4,117,000).

There were no significant transfers into or out of level 3 for the period ended July 31, 2020.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Quantitative Information about Level 3 Fair Value Measurements #

(Amounts in thousands)

	Fair Value at July 31, 2020		Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (d)
	$40,411		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 35.00% (11.28%)
				Constant Default Rate	0.00% - 6.00% (1.57%)
				Yield (Discount Rate of Cash Flows)	1.37% - 15.42% (3.62%)

Asset-Backed Securities	40,411

	27,091		Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (2.87%)
				Constant Default Rate	0.00% - 5.00% (0.14%)
				Yield (Discount Rate of Cash Flows)	(19.88)% - 199.00% (10.10%)

Commercial Mortgage Backed Securities	27,091

	29,427		Discounted Cash Flow	Constant Prepayment Rate	0.00% -30.00% (20.24%)
				Constant Default Rate	0.00% -3.70% (0.18%)
				Yield (Discount Rate of Cash Flows)	2.46% -9.34% (5.17%)

Collateralized Mortgage Obligations	29,427

	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Common Stocks	—	(a)

	—	(a)	Market Comparable Companies	EBITDA Multiple (b)	5.0x (5.0x)
				Liquidity Discount	30.00% (30.00%)

Preferred Stocks	—	(a)

	11		Pending Distribution	Expected Recovery	50.00% (50.00%)

Loan Assignments	11

	—	(e)	Pending Distribution	Discount for Potential Outcome (c)	100.00% (100.00%)

Rights	—	(e)

Total	$96,940

(a)	Senior-ranking securities in the issuing entity capital structure result in this security being valued at zero.
(b)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account discounts, as applicable, when pricing the investments.
(d)	Unobservable inputs were weighted by the relative fair value of the instruments.
(e)	Amount rounds to less than one thousand.
#

The table above does not include certain level 3 investments that are valued by brokers and pricing services. At July 31, 2020, the value of these investments was approximately $4,558,000. The inputs for these investments are not readily available or cannot be reasonably estimated and generally are those inputs described in Note A.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into the Underlying Funds. Reinvestment amounts are included in the purchase cost amounts in the table below. Amounts in the table below are in thousands.

For the period ended July 31, 2020
Security Description	Value at October 31, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2020	Shares at July 31, 2020	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 0.22%(a)(b)	$158,629	$1,762,312	$1,726,927	$(79)	$49	$193,984	193,829	$2,128	$–
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.40%(a)(b)	20,002	371,000	305,015	44	(7)	86,024	85,999	294	–
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.10%(a)(b)	12,304	222,909	226,646	–	–	8,567	8,567	54	–

Total	$190,935	$2,356,221	$2,258,588	$(35)	$42	$288,575		$2,476	$–

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.

(b)	The rate shown is the current yield as of July 31, 2020.

C. Derivatives — The Fund used derivative instruments including futures, forward foreign currency exchange contracts, options and swaps, in connection with its investment strategy. Derivative instruments may be used as substitutes for securities in which the Fund can invest, to hedge portfolio investments or to generate income or gain to the Fund. Derivatives may also be used to manage duration, sector and yield curve exposures and credit and spread volatility.

The Fund may be subject to various risks from the use of derivatives, including the risk that changes in the value of a derivative may not correlate perfectly with the underlying asset, rate or index; counterparty credit risk related to derivatives counterparties’ failure to perform under contract terms; liquidity risk related to the potential lack of a liquid market for these contracts allowing a Fund to close out its position(s); and documentation risk relating to disagreement over contract terms. Investing in certain derivatives also results in a form of leverage and as such, the Fund’s risk of loss associated with these instruments may exceed their value.

The Fund is party to various derivative contracts governed by International Swaps and Derivatives Association master agreements (“ISDA agreements”). The Fund’s ISDA agreements, which are separately negotiated with each dealer counterparty, may contain provisions allowing, absent other considerations, a counterparty to exercise rights, to the extent not otherwise waived, against the Fund in the event the Fund’s net assets decline over time by a pre-determined percentage or fall below a pre-determined floor. The ISDA agreements may also contain provisions allowing, absent other conditions, the Fund to exercise rights, to the extent not otherwise waived, against a counterparty (e.g., decline in a counterparty’s credit rating below a specified level). Such rights for both a counterparty and the Fund often include the ability to terminate (i.e., close out) open contracts at prices which may favor a counterparty, which could have an adverse effect on the Fund. The ISDA agreements give the Fund and a counterparty the right, upon an event of default, to close out all transactions traded under such agreements and to net amounts owed or due across all transactions and offset such net payable or receivable against collateral posted to a segregated account by one party for the benefit of the other.

Counterparty credit risk may be mitigated to the extent a counterparty posts additional collateral for mark to market gains to the Fund.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

Notes (1) — (4) below describe the various derivatives used by the Fund.

(1). Options — The Fund purchased and sold (“wrote”) put and call options on various instruments including futures, securities, currencies and interest rate swaps (“swaptions”) to manage and hedge interest rate risks within its portfolio and also to gain long or short exposure to the underlying instrument, index, currency or rate. A purchaser of a put option has the right, but not the obligation, to sell the underlying instrument at an agreed upon price (“strike price”) to the option seller. A purchaser of a call option has the right, but not the obligation, to purchase the underlying instrument at the strike price from the option seller. Swaptions and Eurodollar options are settled for cash.

Options Purchased — Premiums paid by the Fund for options purchased are included as an investment. The option is adjusted daily to reflect the current market value of the option and the change is recorded as unrealized appreciation or depreciation. If the option is allowed to expire, the Fund will lose the entire premium it paid and record a realized loss for the premium amount. Premiums paid for options purchased which are exercised or closed are added to the amounts paid or will offset against the proceeds on the underlying investment transaction to determine the realized gain (loss) or cost basis of the underlying investment.

Options Written — Premiums received by the Fund for options written are adjusted daily to reflect the current market value of the option written and the change is recorded as unrealized appreciation or depreciation. Premiums received from options written that expire are treated as realized gains. If a written option is closed, the Fund records a realized gain or loss on options written based on whether the cost of the closing transaction exceeds the premium received. If a call option is exercised by the option buyer, the premium received by the Fund is added to the proceeds from the sale of the underlying security to the option buyer and compared to the cost of the closing transaction to determine whether there has been a realized gain or loss. If a put option is exercised by an option buyer, the premium received by the option seller reduces the cost basis of the purchased security.

Written uncovered call options subject the Fund to unlimited risk of loss. Written covered call options limit the upside potential of a security above the strike price. Written put options subjects the Fund to risk of loss if the value of the security declines below the exercise price minus the put premium.

The Fund is not subject to credit risk on options written as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

The Fund’s exchange-traded option contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions). The Fund’s over-the-counter (“OTC”) options are subject to master netting agreements.

The Fund may be required to post or receive collateral for over-the-counter options. Cash collateral posted by the Fund is considered restricted.

(2). Futures Contracts — The Fund used index, treasury or other financial futures contracts to manage and hedge interest rate risk associated with portfolio investments and to gain or reduce exposure to positive and negative price fluctuation or a particular countries or regions. The Fund also used futures contracts to lengthen or shorten the duration of the overall investment portfolio.

Futures contracts provide for the delayed delivery of the underlying instrument at a fixed price or are settled for a cash amount based on the change in the value of the underlying instrument at a specific date in the future. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to a certain percentage of the contract amount, which is referred to as the initial margin deposit. Subsequent payments, referred to as variation margin, are made or received by the Fund periodically and are based on changes in the market value of open futures contracts. Changes in market value on open future contracts are recorded as changes in unrealized appreciation or depreciation. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted.

The Fund may be exposed to the risk that the change in the value of the futures contract may not correlate perfectly with the underlying instrument. Use of long futures contracts subject the Fund to risk of loss up to the notional amount of the futures contracts. Use of short futures contracts subjects the Fund to unlimited risk of loss. The Fund may enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction; therefore, the Fund’s credit risk is limited to failure of the exchange or board of trade. Under some circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract can vary from the previous day’s settlement price, which could effectively prevent liquidation of positions.

The Fund’s futures contracts are not subject to master netting arrangements (the right to close out all transactions traded with a counterparty and net amounts owed or due across transactions).

(3). Forward Foreign Currency Exchange Contracts — The Fund is exposed to foreign currency risks associated with some or all of the portfolio investments and used forward foreign currency exchange contracts to hedge or manage certain of these exposures as part of an investment strategy. The Fund also bought forward foreign currency exchange contracts to gain exposure to currencies. Forward foreign currency exchange contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in U.S. dollars without the delivery of the foreign currency.

The values of the forward foreign currency exchange contracts are adjusted daily based on the applicable exchange rate of the underlying currency. Changes in the value of these contracts are recorded as unrealized appreciation or depreciation until the contract settlement date. When the forward foreign currency exchange contract is closed, the Fund records a realized gain or loss equal to the difference between the value at the time the contract was opened and the value at the time it was closed. The Fund also records a realized gain or loss, upon settlement, when a forward foreign currency exchange contract offsets another forward foreign currency exchange contract with the same counterparty.

JPMorgan Global Allocation Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2020 (Unaudited) (continued)

The Fund’s forward foreign currency exchange contracts are subject to master netting arrangements (the right to close out all transactions with a counterparty and net amounts owed or due across transactions).

The Fund may be required to post or receive collateral for non-deliverable forward foreign currency exchange contracts.

(4). Swaps — The Fund engaged in various swap transactions, including total return basket swaps, to manage total return risks within its portfolio. The Fund also used swaps as alternatives to direct investments. Swap transactions are contracts negotiated over-the-counter (“OTC swaps”) between the Fund and a counterparty or are centrally cleared (“centrally cleared swaps”) through a central clearinghouse managed by a Futures Commission Merchant (“FCM”) that exchange investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.

Upfront payments made and/or received by the Fund are recorded as assets or liabilities, respectively, and amortized over the term of the swap. The value of an OTC swap agreement is recorded at the beginning of the measurement period. Upon entering into a centrally cleared swap, the Fund is required to deposit with the FCM cash or securities, which is referred to as initial margin deposit. Securities deposited as initial margin are designated on the Schedule of Investments, while cash deposited is considered restricted. The change in the value of swaps, including accruals of periodic amounts of interest to be paid or received on swaps, is reported as unrealized appreciation/(depreciation). A realized gain or loss is recorded upon payment or receipt of a periodic payment or payment made upon termination of a swap agreement.

The Fund may be required to post or receive collateral based on the net value of the Fund’s outstanding OTC swap contracts with the counterparty in the form of cash or securities. Daily movement of cash collateral is subject to minimum threshold amounts. Collateral posted by the Fund is held in a segregated account at the Fund’s custodian bank. For certain counterparties, cash collateral posted by the Fund is invested in an affiliated money market fund and/or held as restricted cash. Collateral received by the Fund is held in escrow in a segregated account maintained by JPMorgan Chase Bank, N.A, an affiliate of the Fund, which provides collateral management service to the Fund.

The Fund may be subject to various risks from the use of swaps including: (i) the risk that changes in the value of the swap may not correlate perfectly with the underlying instrument; (ii) counterparty credit risk related to the failure, by the counterparty to an over-the-counter derivative, to perform under the terms of the contract; (iii) liquidity risk related to the lack of a liquid market for these contracts allowing the Fund to close out its position(s); and (iv) documentation risk relating to disagreement over contract terms.

The Fund may be required to post or receive collateral for OTC Swaps.

The Fund’s swap contracts (excluding centrally cleared swaps) are subject to master netting arrangements.

Total Return Basket Swaps

The Fund entered into a total return basket swap agreement to obtain exposure to a portfolio of long and short securities. This is a highly specialized activity and a significant aspect of the Fund’s investment strategy.

Under the terms of the agreement, each swap is designed to function as a portfolio of direct investments in long and/or short equity positions. This means that the Fund has the ability to trade in and out of long and short positions within each swap and will receive all of the economic benefits and risks equivalent to direct investments in these positions such as: capital appreciation (depreciation), corporate actions and dividends received and paid, all of which are reflected in each swap value. Each swap value also includes interest charges and credits related to the notional values of the long and short positions and cash balances within each swap. These interest charges and credits are based on defined market rates plus or minus a specified spread and are referred to herein as “financing costs”. Positions within each swap, accrued financing costs and net dividends, are part of the monthly or annual periodic reset.

Each swap involves additional risks than if the Fund had invested in the underlying positions directly including: the risk that changes in the value of each swap may not correlate perfectly with the underlying long and short securities; counterparty risk related to the counterparty’s failure to perform under contract terms; liquidity risk related to the lack of a liquid market for each swap contract, which may limit the ability of the Fund to close out its positions; and, documentation risk relating to disagreement over contract terms. The total return basket swaps consist of securities that are denominated in foreign currencies. Changes in currency exchange rates will affect the value of, and investment income from, such securities. The Fund’s activities in each total return basket swap are concentrated with two counterparties. Investing in swaps results in a form of leverage (i.e., the Fund’s risk of loss associated with these instruments may exceed their value).

The value of each swap is derived from a combination of (i) the net value of the underlying positions, which are valued daily using the last sale or closing prices on the principal exchange on which the underlying securities are traded; (ii) financing costs; (iii) the value of dividends; (iv) cash balances within the swap; and (v) other factors, as applicable.

The total return basket swap contracts are subject to master netting arrangements. The Fund may be required to post or receive collateral for total return basket swaps.